UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-22468

          Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Advisors Limited

61 Aldwych

London WC2B 4AE

       England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

      Boston, MA 20109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a) Report pursuant to Rule 30e-1

ASHMORE FUNDS

SEMI ANNUAL FINANCIAL STATEMENTS

April 30, 2024

(THIS PAGE INTENTIONALLY LEFT BLANK)

ASHMORE FUNDS

Ashmore Investment Management (US) Corporation is the Distributor for Ashmore Funds.

This material is authorized for use only when preceded or accompanied by the current Ashmore Funds’ prospectus. Investors should consider the investment objectives, principal risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance data quoted in this report represents past performance. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted in this report. For performance information current to the most recent month-end, please call (866) 876-8294.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

GLOSSARY OF TERMS

MSCI Emerging Markets Net (“MSCI EM Net”): A free float-adjusted market capitalization index that is designed to measure equity market performance in the global Emerging Markets.

S&P 500 Index: Measures the value of the stocks of the 500 largest corporations by market capitalization listed on the New York Stock Exchange or Nasdaq.

JP Morgan EMBI Global Diversified (“JP Morgan EMBI GD)”: A uniquely weighted USD-denominated Emerging Markets sovereign index. It provides full coverage of the Emerging Markets asset class with representative countries, investable instruments (sovereign and quasi-sovereign), and transparent rules. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

JP Morgan Government Bond Index - Emerging Markets Global Diversified (“JP Morgan GBI-EM GD”): A comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.

JP Morgan Emerging Local Markets Index Plus: Tracks total returns for local currency denominated money market instruments in 23 Emerging Markets.

JP Morgan CEMBI: Tracks the performance of US dollar-denominated bonds issued by emerging market corporate entities.

JP Morgan CEMBI Broad Diversified (“JP Morgan CEMBI BD”): Consists of an investable universe of corporate bonds and tracks total returns of USD-denominated debt instruments issued by corporate entities in Emerging Markets countries.

JP Morgan CEMBI Investment Grade Broad Diversified (“JP Morgan CEMBI IG BD”): A sub index of the JPM CEMBI BD which contains instruments that carry an investment grade rating.

JP Morgan CEMBI Broad Diversified 1-3 Year (“JP Morgan CEMBI BD 1-3 Year”): A sub index of the JPM CEMBI BD which contains instruments that have a maturity greater than 1 year and less than 3 years.

JP Morgan CEMBI Broad Diversified Investment Grade 1-3 Year (“JP Morgan CEMBI BD IG 1-3 Year”): A sub index of the JPM CEMBI BD which contains investment grade instruments that have a maturity greater than 1 year and less than 3 years.

MSCI Emerging Markets Small Cap Net (“MSCI EM Small Cap Net”): A free float-adjusted market capitalization index that is designed to measure small cap equity market performance in the global Emerging Markets.

MSCI Frontier Markets + Select EM Countries Capped Index Net TR (“MSCI FR + Select EM”): A customised benchmark that is designed to measure equity market performance of constituent companies in each of the MSCI Frontiers Market Index (50%) and emerging markets crossover markets (50%), which are the Philippines, Qatar, United Arab Emirates, Peru, Colombia, Argentina, Egypt, Pakistan and Kuwait, together with a country cap of 15%.

MSCI Frontier Markets Index Net TR: MSCI Frontier Market Index captures large and mid cap representation across Frontier Market Countries.

Basis points (“bps”): A unit of measure used in finance to describe the percentage change in the value of financial instruments or the rate change in an index or other benchmark.

Gross Domestic Product (“GDP”): Measures the monetary value of final goods and services—that is, those that are bought by the final user—produced in a country in a given period of time.

Purchase Managers Index (“PMI”): Is a survey-based indicator of business conditions, which includes individual measures (‘sub-indices’) of business output, new orders, employment, costs, selling prices, exports, purchasing activity, supplier performance, backlogs of orders and inventories of both inputs, etc.

Return on Equity (“ROE”): Is the measure of a company’s net income divided by its shareholders’ equity.

IMPORTANT INFORMATION ABOUT THE FUNDS

Ashmore Investment Advisors Limited

The following disclosure provides important information regarding each Fund’s Average Annual Total Return table and Cumulative Returns chart, which appear on each Fund’s individual page in this report (the “Shareholder Report” or the “Report”). Please refer to this information when reviewing the table and chart for a Fund.

On each individual Fund Summary page in this Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class A and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Except for the load-waived performance for the Class A and C shares of each Fund (as applicable), performance shown is net of fees and expenses. The load-waived performance for Class A and Class C shares does not reflect the sales charges shareholders of those classes may pay in connection with a purchase or redemption of Class A and Class C shares. The load-waived performance of those share classes is relevant only to shareholders who purchased Class A or Class C shares on a load-waived basis. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the beginning of the first full month following the inception of the Institutional Class. Each Fund measures its performance against a broad-based securities market index (“benchmark index”). Each benchmark index does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Class A and Class C shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively.

A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The expenses shown are for the fiscal year and may differ from the current prospectus.

IMPORTANT INFORMATION ABOUT THE FUNDS (CONTINUED)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Shareholder Report. Please refer to this information when reviewing the Expense Example for a Fund.

EXPENSE EXAMPLE

Fund Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in Dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from November 1, 2023 or the inception date (if later), through April 30, 2024.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information based on actual performance and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical Performance” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ashmore Emerging Markets Total Return Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Total Return Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of sovereign, quasi-sovereign, and corporate issuers of Emerging Market countries, which may be denominated in any currency, including the local currency of the issuer. The Fund tactically allocates assets between external debt, corporate debt and local currency.

Please refer to page 2 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2024	1 Year	5 Year	10 Year

Institutional Class	5.48%	-4.06%	-0.40%

Retail Class A (load-waived)	5.24%	-4.29%	-0.65%[3]

Retail Class A (unadjusted)[1]	0.98%	-5.07%	-1.05%[3]

Retail Class C (load-waived)	4.48%	-4.98%	-1.25%[3]

Retail Class C (unadjusted)[1]	3.49%	-4.98%	-1.25%[3]

50/25/25 Composite Benchmark[2]	5.34%	0.17%	1.19%

Cumulative Returns Through Apr 30, 2024 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: December 8, 2010

Minimum initial investment:

$1,000,000

ISIN: US0448204059

CUSIP: 044820405

BLOOMBERG: EMKIX US

TICKER: EMKIX

RETAIL CLASS A

Launch date: May 12, 2011

Minimum initial investment: $1,000

ISIN: US0448208357

CUSIP: 044820835

BLOOMBERG: EMKAX US

TICKER: EMKAX

RETAIL CLASS C

Launch date: May 12, 2011

Minimum initial investment: $1,000

ISIN: US0448208274

CUSIP: 044820827

BLOOMBERG: EMKCX US

TICKER: EMKCX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is 50% JP Morgan Emerging Markets Bond Index Global Diversified, 25% JP Morgan Emerging Local Markets Index Plus, and 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified. 3Class C Shares performance reflects conversion to Class A Shares after eight years.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2023)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2024)	$1,067.90	$1,065.10	$1,061.50	$1,019.64	$1,018.35	$1,014.62

Expense Ratio (Gross / Net)	1.32% / 1.05%	1.64% / 1.31%	2.40% / 2.06%	1.32% / 1.05%	1.64% / 1.31%	2.40% / 2.06%

Expenses Paid*	$5.40	$6.73	$10.56	$5.27	$6.57	$10.32

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2023 through April 30, 2024, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Local Currency Bond Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Local Currency Bond Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of sovereign and quasi-sovereign issuers of Emerging Market countries that are denominated in the local currency of the issuer.

Please refer to page 2 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2024	1 Year	5 Year	10 Year

Institutional Class	1.49%	-0.35%	-0.56%

Retail Class A (load-waived)	1.25%	-0.60%	-0.81%[3]

Retail Class A (unadjusted)[1]	-2.80%	-1.41%	-1.21%[3]

Retail Class C (load-waived)	0.45%	-1.33%	-1.42%[3]

Retail Class C (unadjusted)[1]	-0.51%	-1.33%	-1.42%[3]

JP Morgan GBI-EM GD2	1.79%	-0.26%	-0.62%

Cumulative Returns Through Apr 30, 2024 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: December 8, 2010

Minimum initial investment:

$1,000,000

ISIN: US0448202079

CUSIP: 044820207

BLOOMBERG: ELBIX US

TICKER: ELBIX

RETAIL CLASS A

Launch date: May 12, 2011

Minimum initial investment: $1,000

ISIN: US0448208761

CUSIP: 044820876

BLOOMBERG: ELBAX US

TICKER: ELBAX

RETAIL CLASS C

Launch date: May 12, 2011

Minimum initial investment: $1,000

ISIN: US0448208688

CUSIP: 044820868

BLOOMBERG: ELBCX US

TICKER: ELBCX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is the JP Morgan Global Bond Index—Emerging Markets Global Diversified. 3Class C Shares performance reflects conversion to Class A Shares after eight years.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2023)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2024)	$1,041.40	$1,039.70	$1,034.20	$1,021.03	$1,019.79	$1,016.06

Expense Ratio (Gross / Net)	2.28% / 0.77%	2.53% / 1.02%	3.27% / 1.77%	2.28% / 0.77%	2.53% / 1.02%	3.27% / 1.77%

Expenses Paid*	$3.91	$5.17	$8.95	$3.87	$5.12	$8.87

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2023 through April 30, 2024, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Corporate Income Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Corporate Income Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of Emerging Market corporate issuers, which may be denominated in any currency, including the local currency of the issuer.

Please refer to page 2 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2024	1 Year	5 Year	10 Year

Institutional Class	6.37%	-1.37%	1.81%

Retail Class A (load-waived)	6.35%	-1.60%	1.57%[3]

Retail Class A (unadjusted)[1]	2.09%	-2.40%	1.15%[3]

Retail Class C (load-waived)	5.38%	-2.35%	0.96%[3]

Retail Class C (unadjusted)[1]	4.38%	-2.35%	0.96%[3]

JP Morgan CEMBI BD2	7.26%	2.29%	3.55%

Cumulative Returns Through Apr 30, 2024 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: December 8, 2010

Minimum initial investment:

$1,000,000

ISIN: US044825049

CUSIP: 044820504

BLOOMBERG: EMCIX US

TICKER: EMCIX

RETAIL CLASS A

Launch date: May 12, 2011

Minimum initial investment: $1,000

ISIN: US0448206039

CUSIP: 044820603

BLOOMBERG: ECDAX US

TICKER: ECDAX

RETAIL CLASS C

Launch date: May 12, 2011

Minimum initial investment: $1,000

ISIN: US0448207029

CUSIP: 044820702

BLOOMBERG: ECDCX US

TICKER: ECDCX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is the JP Morgan CEMBI Broad Diversified. 3Class C Shares performance reflects conversion to Class A Shares after eight years.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2023)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2024)	$1,064.60	$1,064.80	$1,061.20	$1,020.39	$1,019.14	$1,015.42

Expense Ratio (Gross / Net)	1.31% / 0.90%	1.56% / 1.15%	2.31% / 1.90%	1.31% / 0.90%	1.56% / 1.15%	2.31% / 1.90%

Expenses Paid*	$4.62	$5.90	$9.74	$4.52	$5.77	$9.52

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2023 through April 30, 2024, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Short Duration Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Short Duration Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in short-term debt instruments of, and derivative instruments related to, sovereign, quasi-sovereign and corporate issuers of Emerging Markets countries denominated exclusively in hard currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund normally seeks to maintain a weighted average portfolio duration of between 1 and 3 years. The Fund has no restrictions on individual security duration.

Please refer to page 2 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2024	1 Year	5 Year	Since incpt[1]

Institutional Class	11.87%	-7.23%	-0.01%

Retail Class A (load-waived)	12.03%	-7.42%	-0.17%

Retail Class A (unadjusted)[1]	9.56%	-7.85%	-0.60%

Retail Class C (load-waived)	10.93%	-8.17%	-4.97%

Retail Class C (unadjusted)[1]	9.93%	-8.17%	-4.97%

JP Morgan CEMBI BD 1-3 Year[2]	8.05%	2.60%	3.00%

Cumulative Returns Through Apr 30, 2024 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: June 24, 2014

Minimum initial investment:

$1,000,000

ISIN: US0448206948

CUSIP: 044820694

BLOOMBERG: ESFIX US

TICKER: ESFIX

RETAIL CLASS A

Launch date: September 23, 2014

Minimum initial investment: $1,000

ISIN: US0448207284

CUSIP: 044820728

BLOOMBERG: ESFAX US

TICKER: ESFAX

RETAIL CLASS C

Launch date: June 13, 2017

Minimum initial investment: $1,000

ISIN: US0448207102

CUSIP: 044820710

BLOOMBERG: ESFCX US

TICKER: ESFCX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Class A is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 2.25% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is the JP Morgan CEMBI Broad Diversified 1-3 Year. Since inception returns are from the inception of the Institutional Class.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2023)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2024)	$1,007.30	$1,006.80	$1,003.90	$1,020.79	$1,019.59	$1,015.81

Expense Ratio (Gross / Net)	1.29% / 0.82%	1.55% / 1.06%	2.30% / 1.82%	1.29% / 0.82%	1.55% / 1.06%	2.30% / 1.82%

Expenses Paid*	$4.09	$5.29	$9.07	$4.12	$5.32	$9.12

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2023 through April 30, 2024, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Active Equity Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Active Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market issuers, which may be denominated in any currency, including the local currency of the issuer.

Please refer to page 2 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2024	1 Year	5 Year	Since incpt[1]

Institutional Class	3.26%	-0.97%	3.20%

Retail Class A (load-waived)	3.04%	-1.24%	2.94%

Retail Class A (unadjusted)[1]	-2.38%	-2.30%	2.21%

Retail Class C (load-waived)	2.26%	-1.95%	2.18%

Retail Class C (unadjusted)[1]	1.26%	-1.95%	2.18%

MSCI EM Net[2]	9.88%	1.88%	4.44%

Cumulative Returns Through Apr 30, 2024 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: November 1, 2016

Minimum initial investment:

$1,000,000

ISIN: US0448205957

CUSIP: 044820595

BLOOMBERG: EMQIX US

TICKER: EMQIX

RETAIL CLASS A

Launch date: November 1, 2016

Minimum initial investment: $1,000

ISIN: US0448206294

CUSIP: 044820629

BLOOMBERG: EMQAX US

TICKER: EMQAX

RETAIL CLASS C

Launch date: November 1, 2016

Minimum initial investment: $1,000

ISIN: US0448206112

CUSIP: 044820611

BLOOMBERG: EMQCX US

TICKER: EMQCX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is the MSCI Emerging Markets Net.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2023)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2024)	$1,106.30	$1,103.80	$1,100.20	$1,019.79	$1,018.55	$1,014.82

Expense Ratio (Gross / Net)	1.79% / 1.02%	2.04% / 1.27%	2.63% /2.02%	1.79% / 1.02%	2.04% / 1.27%	2.63% / 2.02%

Expenses Paid*	$5.34	$6.64	$10.55	$5.12	$6.37	$10.12

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2023 through April 30, 2024, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Small-Cap Equity Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Small-Cap Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing at least 80% of its net assets in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers, which may be denominated in any currency, including the local currency of the issuer.

Please refer to page 2 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2024	1 Year	5 Year	10 Year

Institutional Class	17.61%	8.93%	5.48%

Retail Class A (load-waived)	17.28%	8.69%	5.21%[3]

Retail Class A (unadjusted)[1]	11.15%	7.54%	4.64%[3]

Retail Class C (load-waived)	16.47%	7.95%	4.59%[3]

Retail Class C (unadjusted)[1]	15.47%	7.95%	4.59%[3]

MSCI EM Small Cap Net[2]	22.13%	8.88%	5.25%

Cumulative Returns Through Apr 30, 2024 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: October 4, 2011

Minimum initial investment:

$1,000,000

ISIN: US0448201162

CUSIP: 044820116

BLOOMBERG: ESCIX US

TICKER: ESCIX

RETAIL CLASS A

Launch date: February 1, 2012

Minimum initial investment: $1,000

ISIN: US0448207938

CUSIP: 044820793

BLOOMBERG: ESSAX US

TICKER: ESSAX

RETAIL CLASS C

Launch date: August 23, 2012

Minimum initial investment: $1,000

ISIN: US0448207854

CUSIP: 044820785

BLOOMBERG: ESSCX US

TICKER: ESSCX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is the MSCI Emerging Markets Small Cap Net. 3Class C Shares performance reflects conversion to Class A Shares after eight years.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2023)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2024)	$1,236.60	$1,235.50	$1,230.90	$1,018.55	$1,017.30	$1,013.58

Expense Ratio (Gross / Net)	2.63% / 1.27%	2.88% / 1.52%	3.63% / 2.27%	2.63% / 1.27%	2.88% / 1.52%	3.63% / 2.27%

Expenses Paid*	$7.06	$8.45	$12.59	$6.37	$7.62	$11.36

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2023 through April 30, 2024, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Frontier Equity Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Frontier Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Frontier Market issuers, which may be denominated in any currency, including the local currency of the issuer.

Please refer to page 2 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2024	1 Year	5 Year	10 Year	Since incpt[1]

Institutional Class	16.23%	5.18%	3.49%	4.25%

Retail Class A (load-waived)	15.99%	4.94%	N/A	3.01%[2]

Retail Class A (unadjusted)[1]	9.96%	3.83%	N/A	2.46%[2]

Retail Class C (load-waived)	15.16%	4.14%	N/A	2.35%[2]

Retail Class C (unadjusted)[1]	14.16%	4.14%	N/A	2.35%[2]

MSCI FM + Select EM3	5.76%	N/A	N/A	N/A

MSCI Frontier Markets Net[3]	10.00%	2.36%	0.92%	2.48%

Cumulative Returns Through Apr 30, 2024 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: November 1, 2013

Minimum initial investment:

$1,000,000

ISIN: US0448207367

CUSIP: 044820736

BLOOMBERG: EFEIX US

TICKER: EFEIX

RETAIL CLASS A

Launch date: May 7, 2014

Minimum initial investment: $1,000

ISIN: US0448207516

CUSIP: 044820751

BLOOMBERG: EFEAX US

TICKER: EFEAX

RETAIL CLASS C

Launch date: May 7, 2014

Minimum initial investment: $1,000

ISIN: US0448207441

CUSIP: 044820744

BLOOMBERG: EFECX US

TICKER: EFECX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. All Fund returns are net of fees and expenses. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2Class C Shares performance reflects conversion to Class A Shares after eight years.

3The index disclosed in the line graph is the MSCI Frontier Markets Index Net TR. Effective December 31, 2019, the Fund started using the MSCI Frontier Markets

+ Select EM Countries Capped Index Net TR with performance of the index beginning on December 31, 2019. Prior to this, the Fund’s benchmark was the MSCI Frontier Markets Index Net TR from inception. Source: MSCI. The MSCI data is comprised of a custom index calculated by MSCI for, and as requested by, Ashmore. The MSCI data is for internal use only and may not be redistributed or used in connection with creating or offering any securities, financial products or indices. Neither MSCI nor any other third party involved in or related to compiling, computing or creating the MSCI data (the “MSCI Parties) makes any express or implied warranties or representations with respect to such data or the results to be obtained by the use thereof), and the MSCI Parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to such data. Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits,) even if notified of the possibility of such damages. The MSCI Frontier + Select Emerging Markets Countries Capped Index is a customised benchmark that is designed to measure equity market performance of constituent companies in each of the MSCI Frontiers Market Index (50%) and emerging markets crossover markets (50%), which are the Philippines, Qatar, United Arab Emirates, Peru, Colombia, Argentina, Egypt and Pakistan, together with a country cap of 15%. You cannot invest directly in an index. Since inception returns are from the inception of the Institutional Class.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Ashmore Emerging Markets Frontier Equity Fund

FUND SUMMARY (UNAUDITED) (CONTINUED)

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2023)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2024)	$1,202.40	$1,201.00	$1,197.60	$1,017.30	$1,016.06	$1,012.33

Expense Ratio (Gross / Net)	2.01% / 1.52%	2.26% / 1.77%	3.01% / 2.52%	2.01% / 1.52%	2.26% / 1.77%	3.01% / 2.52%

Expenses Paid*	$8.32	$9.69	$13.77	$7.62	$8.87	$12.61

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2023 through April 30, 2024, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Equity Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market issuers, which may be denominated in any currency, including the local currency of the issuer.

Please refer to page 2 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2024	1 Year	5 Year	10 Year

Institutional Class	12.40%	5.26%	5.36%

Retail Class A (load-waived)	12.09%	5.01%	5.11%[4]

Retail Class A (unadjusted)[1]	6.24%	3.88%	4.54%[4]

Retail Class C (load-waived)	11.24%	4.28%	2.88%[4]

Retail Class C (unadjusted)[1]	10.24%	4.28%	2.88%[4]

MSCI EM Net[2]	9.88%	1.88%	2.96%

Cumulative Returns Through Apr 30, 2024 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: June 21, 2011

Minimum initial investment:

$1,000,000

ISIN: US0448208191

CUSIP: 044820819

BLOOMBERG: EMFIX US

TICKER: EMFIX

RETAIL CLASS A

Launch date: February 24, 2012

Minimum initial investment: $1,000

ISIN: US0448207771

CUSIP: 044820777

BLOOMBERG: EMEAX US

TICKER: EMEAX

RETAIL CLASS C

Launch date: August 23, 2012

Minimum initial investment: $1,000

ISIN: US0448207698

CUSIP: 044820769

BLOOMBERG: EMECX US

TICKER: EMECX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is the MSCI Emerging Markets Net. 3The Fund did not have any Class C shares outstanding from August 9, 2016 to March 3, 2017 (the “Gap Period”), but had Class C shares outstanding for all other periods shown. For the Gap Period, performance shown for Class C shares is derived from the historical performance of the Fund’s Class A shares during such period, adjusted to reflect the higher Distribution and/or Service (12b-1) Fees payable by Class C shares. 4Class C Shares performance reflects conversion to Class A Shares after eight years.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2023)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2024)	$1,176.20	$1,174.80	$1,171.10	$1,019.79	$1,018.55	$1,014.82

Expense Ratio (Gross / Net)	1.35% / 1.02%	1.56% / 1.27%	2.36% / 2.02%	1.35% / 1.02%	1.56% / 1.27%	2.36% / 2.02%

Expenses Paid*	$5.52	$6.87	$10.90	$5.12	$6.37	$10.12

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2023 through April 30, 2024, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Equity ESG Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Equity ESG Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market issuers which may be denominated in any currency, including the local currency of the issuer, focusing on issuers that the Investment Manager believes satisfy the ESG Criteria.

Please refer to page 2 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2024	1 Year	Since incpt[1]

Institutional Class	6.77%	3.97%

Retail Class A (load-waived)	6.37%	3.70%

Retail Class A (unadjusted)[1]	0.82%	2.38%

Retail Class C (load-waived)	5.77%	3.01%

Retail Class C (unadjusted)[1]	4.77%	3.01%

MSCI EM Net[2]	9.88%	2.54%

Cumulative Returns Through Apr 30, 2024 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: February 26, 2020

Minimum initial investment:

$1,000,000

ISIN: US0448204547

CUSIP: 044820454

BLOOMBERG: ESIGX US

TICKER: ESIGX

RETAIL CLASS A

Launch date: February 26, 2020

Minimum initial investment: $1,000

ISIN: US0448204703

CUSIP: 044820470

BLOOMBERG: ESAGX US

TICKER: ESAGX

RETAIL CLASS C

Launch date: February 26, 2020

Minimum initial investment: $1,000

ISIN: US0448204620

CUSIP: 044820462

BLOOMBERG: ESCGX US

TICKER: ESCGX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Class A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is the MSCI Emerging Markets Net.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2023)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2024)	$1,139.90	$1,137.00	$1,133.70	$1,019.79	$1,018.55	$1,014.82

Expense Ratio (Gross / Net)	2.09% / 1.02%	2.30% / 1.27%	3.04% / 2.02%	2.09% / 1.02%	2.30% / 1.27%	3.04% / 2.02%

Expenses Paid*	$5.43	$6.75	$10.72	$5.12	$6.37	$10.12

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2023 through April 30, 2024, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Low Duration Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Low Duration Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in short-term debt instruments of, and derivative instruments related to, Sovereign, Quasi-Sovereign and Corporate issuers of Emerging Market Countries denominated exclusively in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund normally seeks to maintain a weighted average portfolio duration of between 1 and 3 years and an Investment Grade weighted average credit rating. The Fund has no restrictions on individual security duration.

Please refer to page 2 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2024	1 Year	Since incpt[1]

Institutional Class	4.66%	0.38%

Retail Class A (load-waived)	4.57%	0.20%

Retail Class A (unadjusted)[1]	2.20%	-0.39%

Retail Class C (load-waived)	3.61%	-0.60%

Retail Class C (unadjusted)[1]	2.61%	-0.60%

JP Morgan CEMBI BD IG 1-3 Year[2]	4.80%	0.26%

Cumulative Returns Through Apr 30, 2024 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: June 15, 2020

Minimum initial investment:

$1,000,000

ISIN: US0448204216

CUSIP: 044820421

BLOOMBERG: ESDIX US

TICKER: ESDIX

RETAIL CLASS A

Launch date: June 15, 2020

Minimum initial investment: $1,000

ISIN: US0448204471

CUSIP: 044820447

BLOOMBERG: ESDAX US

TICKER: ESDAX

RETAIL CLASS C

Launch date: June 15, 2020

Minimum initial investment: $1,000

ISIN: US0448204398

CUSIP: 044820439

BLOOMBERG: ESDCX US

TICKER: ESDCX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 2.25% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is the JP Morgan CEMBI Broad Diversified Investment Grade 1-3 Year.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2023)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2024)	$1,041.10	$1,040.90	$1,036.50	$1,021.53	$1,020.29	$1,016.56

Expense Ratio (Gross / Net)	1.64% / 0.67%	2.08% / 0.92%	2.90% / 1.67%	1.64% / 0.67%	2.08% / 0.92%	2.90% / 1.67%

Expenses Paid*	$3.40	$4.67	$8.46	$3.37	$4.62	$8.37

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2023 through April 30, 2024, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Debt Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Debt Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of Sovereigns and Quasi-Sovereigns of Emerging Market Countries and EM Supra-Nationals denominated principally in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund has no restrictions on individual security duration. The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments of Sovereign or Quasi-Sovereign issuers of Emerging Market Countries and EM Supra-Nationals.

Please refer to page 2 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2024	1 Year	Since incpt[1]

Institutional Class	6.69%	-1.27%

Retail Class A (load-waived)	6.45%	-1.48%

Retail Class A (unadjusted)[1]	2.13%	-2.60%

Retail Class C (load-waived)	5.68%	-2.19%

Retail Class C (unadjusted)[1]	4.68%	-2.19%

JP Morgan EMBI GD2	8.39%	-2.01%

Cumulative Returns Through Apr 30, 2024 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: September 17, 2020

Minimum initial investment:

$1,000,000

ISIN: US0448203895

CUSIP: 044820389

BLOOMBERG: IGIEX US

TICKER: IGIEX

RETAIL CLASS A

Launch date: September 17, 2020

Minimum initial investment: $1,000

ISIN: US0448204133

CUSIP: 044820413

BLOOMBERG: IGAEX US

TICKER: IGAEX

RETAIL CLASS C

Launch date: September 17, 2020

Minimum initial investment: $1,000

ISIN: US0448203978

CUSIP: 044820397

BLOOMBERG: IGCEX US

TICKER: IGCEX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is the JP Morgan EMBI Global Diversified.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2023)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2024)	$1,137.10	$1,135.20	$1,131.20	$1,021.48	$1,020.29	$1,016.56

Expense Ratio (Gross / Net)	1.44% / 0.68%	1.83% / 0.92%	2.28% / 1.67%	1.44% / 0.68%	1.83% / 0.92%	2.28% / 1.67%

Expenses Paid*	$3.61	$4.88	$8.85	$3.42	$4.62	$8.37

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2023 through April 30, 2024, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Corporate Income ESG Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Corporate Income ESG Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of Corporate issuers, which may be denominated principally in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7), focusing on issuers that the Investment Manager believes satisfy the ESG Criteria.

Please refer to page 2 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2024	1 Year	Since incpt[1]

Institutional Class	5.96%	-7.84%

Retail Class A (load-waived)	5.94%	-8.02%

Retail Class A (unadjusted)[1]	1.67%	-9.21%

Retail Class C (load-waived)	4.95%	-8.73%

Retail Class C (unadjusted)[1]	3.95%	-8.73%

JP Morgan CEMBI BD2	7.26%	-0.60%

Cumulative Returns Through Apr 30, 2024 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: February 26, 2021

Minimum initial investment:

$1,000,000

ISIN: US0448203556

CUSIP: 044820355

BLOOMBERG: ECIEX US

TICKER: ECIEX

RETAIL CLASS A

Launch date: February 26, 2021

Minimum initial investment: $1,000

ISIN: US0448203713

CUSIP: 044820371

BLOOMBERG: ECAEX US

TICKER: ECAEX

RETAIL CLASS C

Launch date: February 26, 2021

Minimum initial investment: $1,000

ISIN: US0448203630

CUSIP: 044820363

BLOOMBERG: ECCEX US

TICKER: ECCEX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is the JP Morgan CEMBI Broad Diversified.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2023)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2024)	$1,096.00	$1,096.80	$1,090.30	$1,020.54	$1,019.29	$1,015.56

Expense Ratio (Gross / Net)	2.04% / 0.87%	2.28% / 1.12%	3.07% / 1.87%	2.04% / 0.87%	2.28% / 1.12%	3.07% / 1.87%

Expenses Paid*	$4.53	$5.84	$9.72	$4.37	$5.62	$9.37

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2023 through April 30, 2024, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). As such, these may differ from the prospectus.

ASHMORE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2024 (Unaudited)

	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Local Currency Bond Fund	Ashmore Emerging Markets Corporate Income Fund	Ashmore Emerging Markets Short Duration Fund
ASSETS:
Investments in securities, at value	$94,219,603	$10,160,293	$56,662,429	$32,424,726
Deposit held at broker	1,238,690	20	—	—
Cash	—	192,102	1,329,740	354,470
Foreign currency, at value	270,338	160,262	8,468	702
Unrealized appreciation on forward foreign currency exchange contracts	221,313	50,940	20,361	2,938
Variation margin receivable on centrally cleared swap contracts	1,183	551	—	—
Due from broker	283,171	37,162	—	—
Receivable for securities and currencies sold	131,659	94,604	3,640,480	46,669
Receivable for fund shares sold	1,819	—	—	—
Receivable from Investment Manager	35,008	14,508	22,760	14,001
Interest and dividends receivable	1,384,769	214,040	734,820	352,322
Other assets	21,664	26,389	18,044	18,547
Total Assets	97,809,217	10,950,871	62,437,102	33,214,375
LIABILITIES:
Cash overdraft	725,385	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	323,588	24,456	8,836	—
Variation margin payable on centrally cleared swap contracts	13,371	449	—	—
Unrealized depreciation on interest rate swap contracts	—	861	—	—
Payable for securities and currencies purchased	122,120	122,934	4,198,869	—
Payable for fund shares redeemed	6,906	22,245	63,522	6,128
Distributions payable	78,856	—	49,841	29,993
Due to broker	132,460	14,944	—	—
Investment Manager fee payable	80,729	6,919	40,918	18,641
Trustees’ fees payable	20,051	1,212	7,934	5,058
Deferred foreign capital gains taxes payable	—	—	—	—
Administration fees payable	11,022	756	4,237	2,316
Custody fees payable	56,309	17,845	8,951	4,561
Professional fees payable	244,660	20,330	75,706	78,009
Regulatory fees payable	12,036	4,621	5,796	5,487
Other liabilities	1,812	—	6,412	—
Total Liabilities	1,829,305	237,572	4,471,022	150,193
Net Assets	$95,979,912	$10,713,299	$57,966,080	$33,064,182
NET ASSETS:
Paid in capital	$576,247,241	$12,214,324	$224,356,137	$444,607,744
Distributable earnings/(Accumulated loss)	(480,267,329)	(1,501,025)	(166,390,057)	(411,543,562)
Net Assets	$95,979,912	$10,713,299	$57,966,080	$33,064,182

Net Assets:
Class A	$1,344,274	$1,173,494	$3,421,795	$3,432,250
Class C	768,413	4,522	1,369,513	164,715
Institutional Class	93,867,225	9,535,283	53,174,772	29,467,217

Shares Issued and Outstanding (no par value, unlimited shares authorized):
Class A	284,584	190,937	642,451	743,008
Class C	163,299	759	257,944	37,339
Institutional Class	19,572,445	1,470,282	9,576,564	6,498,629

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding):
Class A	$4.72	$6.15	$5.33	$4.62
Class C	4.71	5.95	5.31	4.41
Institutional Class	4.80	6.49	5.55	4.53

Cost of Investments in securities	$148,086,394	$10,596,081	$88,670,609	$72,770,688
Cost of foreign currency held	$70,595	$161,582	$8,474	$703

See accompanying notes to the financial statements.

Ashmore Emerging Markets Active Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund	Ashmore Emerging Markets Frontier Equity Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Equity ESG Fund	Ashmore Emerging Markets Low Duration Fund	Ashmore Emerging Markets Debt Fund	Ashmore Emerging Markets Corporate Income ESG Fund

$24,288,720	$10,086,544	$71,046,980	$132,905,555	$11,511,521	$9,373,019	$17,973,800	$7,280,130
—	—	—	—	—	—	—	—
1,092,580	—	3,288,299	2,005,959	198,692	353,519	162,571	68,607
16,543	64,318	1,027,325	65,440	3,820	3,528	19,656	5,107
—	—	—	—	—	2,623	5,556	4,467
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
119,261	2,963	—	720,835	—	198,300	714	396,260
—	1,220	3,134	131,926	—	—	—	—
16,218	11,199	30,165	30,742	10,413	8,235	14,453	7,235
37,110	3,662	30,174	100,156	3,509	109,569	276,413	106,172
10,763	21,916	—	43,830	22,709	11,224	23,961	11,009
25,581,195	10,191,822	75,426,077	136,004,443	11,750,664	10,060,017	18,477,124	7,878,987

—	7,282	—	—	—	—	—	—
—	—	—	—	—	—	278	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
335,920	—	493,900	1,929,118	124,069	202,020	714	401,825
—	2,936	60,117	244,425	—	—	—	—
—	—	—	—	—	6,986	17,549	6,097
—	—	—	—	—	—	—	—
20,736	10,288	90,926	112,845	9,432	5,229	9,877	5,200
2,709	1,060	7,582	9,525	1,211	1,078	1,949	802
69,105	35,579	—	185,363	27,057	—	—	—
1,644	661	4,724	7,227	762	654	1,228	496
18,324	10,353	53,894	25,908	4,698	1,240	1,522	871
19,294	13,675	55,376	65,973	16,082	18,603	17,983	20,359
4,778	3,722	4,689	5,980	3,749	4,656	4,828	4,627
5,179	4,784	4,792	877	—	—	3,987	—
477,689	90,340	776,000	2,587,241	187,060	240,466	59,915	440,277
$25,103,506	$10,101,482	$74,650,077	$133,417,202	$11,563,604	$9,819,551	$18,417,209	$7,438,710

$47,776,252	$13,233,557	$72,248,353	$143,429,180	$11,937,081	$11,230,728	$22,265,472	$11,090,985
(22,672,746)	(3,132,075)	2,401,724	(10,011,978)	(373,477)	(1,411,177)	(3,848,263)	(3,652,275)
$25,103,506	$10,101,482	$74,650,077	$133,417,202	$11,563,604	$9,819,551	$18,417,209	$7,438,710

$43,792	$431,877	$1,991,658	$32,257,176	$1,145	$976	$915	$740
1,249	16,901	233,347	62,568	1,114	953	897	726
25,058,465	9,652,704	72,425,072	101,097,458	11,561,345	9,817,622	18,415,397	7,437,244
6,134	31,891	205,653	2,960,791	117	113	113	114
180	1,219	25,205	6,209	116	110	111	112
3,471,127	546,012	6,389,820	9,638,302	1,168,204	1,132,846	2,270,872	1,147,103
$7.14	$13.54	$9.68	$10.89	$9.82	$8.66	$8.10	$6.48
6.93	13.86	9.26	10.08	9.58	8.65	8.08	6.47
7.22	17.68	11.33	10.49	9.90	8.67	8.11	6.48

$25,053,504	$9,184,494	$61,511,871	$127,544,850	$10,563,534	$9,513,691	$18,194,407	$8,640,895
$16,695	$64,362	$1,027,281	$65,440	$3,820	$3,519	$19,810	$5,133

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF OPERATIONS

For the Six Month Period Ended April 30, 2024 (Unaudited)

	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Local Currency Bond Fund	Ashmore Emerging Markets Corporate Income Fund	Ashmore Emerging Markets Short Duration Fund
INVESTMENT INCOME:
Interest, net of foreign tax withholdings*	$9,038,751	$393,628	$2,130,687	$1,367,055
Dividends, net of foreign tax withholdings*	—	—	—	—
Total Income	9,038,751	393,628	2,130,687	1,367,055
EXPENSES:
Investment Manager fees	1,340,183	41,635	285,319	128,258
Administration fees	26,801	1,110	6,713	3,946
Custody fees	61,512	22,216	9,762	5,123
Professional fees	198,201	24,867	76,324	69,002
Trustees’ fees	46,956	2,173	13,884	8,384
Offering expenses and registration fees	25,274	22,976	23,721	22,832
Insurance fees	28,724	630	4,757	3,375
Printing fees	6,811	4,259	9,353	5,553
Distribution and servicing fees - Class A	1,825	1,569	4,518	9,107
Distribution and servicing fees - Class C	4,050	18	7,317	833
Regulatory fees	16,539	6,653	7,774	7,401
Other	75	4	—	—
Total Expenses	1,756,951	128,110	449,442	263,814
Less expenses reimbursed by the Investment Manager	(360,628)	(83,766)	(135,185)	(93,575)
Net Expenses	1,396,323	44,344	314,257	170,239
Net Investment Income (Loss)	7,642,428	349,284	1,816,430	1,196,816
NET REALIZED AND UNREALIZED GAINS (LOSSES):
NET REALIZED GAIN (LOSS) ON:
Investments in securities (net of increase (decrease) in deferred foreign taxes of $589, $-, $-, $-, $3,389, $42,861, $9,468, $343,621, $1,365, $-, $-, and $-, respectively)	(85,376,811)	19,068	(8,984,882)	(20,207,075)
Forward foreign currency exchange contracts	446,187	(42,411)	(19,436)	(9,346)
Interest rate swap contracts	(164,213)	(2,556)	—	—
Foreign exchange transactions	(3,163,516)	(13,069)	(12,966)	8,069
Net Realized Gain (Loss)	(88,258,353)	(38,968)	(9,017,284)	(20,208,352)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (net of increase (decrease) in deferred foreign taxes of $-, $-, $-, $-, $33,631, $6,907, $-, $11,065, $20,231, $-, $-, and $-, respectively)	118,756,566	46,416	11,819,071	19,094,595
Forward foreign currency exchange contracts	1,035,066	39,638	(23,840)	2,546
Interest rate swap contracts	(133,821)	(4,737)	—	—
Foreign exchange translations	28,538	(309)	438	(97)
Change in Net Unrealized Appreciation (Depreciation)	119,686,349	81,008	11,795,669	19,097,044
Net Realized and Unrealized Gains (Losses)	31,427,996	42,040	2,778,385	(1,111,308)
Net Increase in Net Assets Resulting from Operations	$39,070,424	$391,324	$4,594,815	$85,508
* Foreign Tax Withholdings	$20,725	$7,839	$—	$—

See accompanying notes to the financial statements.

Ashmore Emerging Markets Active Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund	Ashmore Emerging Markets Frontier Equity Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Equity ESG Fund	Ashmore Emerging Markets Low Duration Fund	Ashmore Emerging Markets Debt Fund	Ashmore Emerging Markets Corporate Income ESG Fund

$30,673	$3,098	$28,776	$55,392	$6,423	$245,821	$610,106	$220,506
189,415	32,093	978,127	791,725	49,694	—	—	—
220,088	35,191	1,006,903	847,117	56,117	245,821	610,106	220,506

122,048	60,437	517,895	526,495	55,850	31,492	58,510	30,926
2,441	967	6,905	10,529	1,117	969	1,800	728
18,268	11,793	66,693	47,889	5,699	1,727	3,833	1,271
35,305	18,620	48,933	60,905	18,716	21,947	39,903	19,097
4,814	1,901	13,268	17,596	2,184	1,906	3,497	1,423
24,964	23,453	23,040	25,997	23,171	10,089	10,276	9,725
1,362	521	4,111	6,364	629	552	1,019	412
4,306	4,437	6,033	6,195	4,197	4,197	4,197	4,197
53	597	2,288	17,185	2	2	2	1
5	79	1,071	309	6	5	4	4
5,015	5,132	6,133	8,102	5,157	6,609	6,760	6,569
—	—	—	—	—	—	—	—
218,581	127,937	696,370	727,566	116,728	79,495	129,801	74,353
(94,037)	(65,869)	(168,213)	(172,203)	(59,754)	(47,026)	(68,827)	(42,691)
124,544	62,068	528,157	555,363	56,974	32,469	60,974	31,662
95,544	(26,877)	478,746	291,754	(857)	213,352	549,132	188,844

(887,588)	352,062	1,294,212	2,916,361	245,563	(27,412)	53,064	(809,916)
994	—	(285)	—	6	(1,926)	(3,552)	(2,787)
—	—	—	—	—	—	—	—
(18,345)	(28,914)	(25,010)	(56,157)	(2,346)	(574)	5,116	(907)
(904,939)	323,148	1,268,917	2,860,204	243,223	(29,912)	54,628	(813,610)

3,218,078	1,661,972	10,762,829	13,344,774	1,172,004	204,880	1,620,917	1,280,790
—	—	—	—	—	2,486	5,051	4,201
—	—	—	—	—	—	—	—
(527)	28,611	920	(1,797)	(62)	37	(327)	66
3,217,551	1,690,583	10,763,749	13,342,977	1,171,942	207,403	1,625,641	1,285,057
2,312,612	2,013,731	12,032,666	16,203,181	1,415,165	177,491	1,680,269	471,447
$2,408,156	$1,986,854	$12,511,412	$16,494,935	$1,414,308	$390,843	$2,229,401	$660,291
$1,753	$4,639	$68,960	$115,584	$8,774	$245	$338	$528

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Month Period Ended April 30, 2024 (Unaudited) and the Fiscal Year Ended October 31, 2023

	Ashmore Emerging Markets Total Return Fund		Ashmore Emerging Markets Local Currency Bond Fund		Ashmore Emerging Markets Corporate Income Fund
	2024	2023	2024	2023	2024	2023
OPERATIONS:
Net investment income (loss)	$7,642,428	$29,658,901	$349,284	$604,550	$1,816,430	$5,022,874
Net realized gain (loss)	(88,258,353)	(72,936,807)	(38,968)	(388,171)	(9,017,284)	(19,862,063)
Net change in unrealized appreciation (depreciation)	119,686,349	98,481,399	81,008	581,397	11,795,669	24,969,525
Net Increase in Net Assets Resulting from Operations	39,070,424	55,203,493	391,324	797,776	4,594,815	10,130,336

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(38,809)	(123,510)	(42,632)	(35,119)	(96,645)	(331,612)
Class C	(18,664)	(50,117)	(93)	(19)	(33,784)	(114,377)
Institutional Class	(7,559,211)	(29,018,557)	(322,822)	(257,574)	(1,727,435)	(6,381,041)

Total Distributions to Shareholders	(7,616,684)	(29,192,184)	(365,547)	(292,712)	(1,857,864)	(6,827,030)
TAX RETURN OF CAPITAL DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(1,789)	—	—	—	—
Class C	—	(899)	—	—	—	—
Institutional Class	—	(605,079)	—	—	—	—

Total Tax Return of Capital Distributions to Shareholders	—	(607,767)	—	—	—	—
FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	(164,676)	(523,848)	(28,529)	(172,954)	(495,999)	(1,152,404)
Net increase (decrease) in net assets resulting from Class C share transactions	(81,663)	(336,451)	3,760	(1,610)	(177,275)	(361,460)
Net increase (decrease) in net assets resulting from Institutional Class share transactions	(387,827,921)	(63,807,005)	405,840	4,595,131	(17,057,787)	(21,700,083)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	(388,074,260)	(64,667,304)	381,071	4,420,567	(17,731,061)	(23,213,947)
Total Increase (Decrease) in Net Assets	(356,620,520)	(39,263,762)	406,848	4,925,631	(14,994,110)	(19,910,641)
NET ASSETS:
Net Assets at the Beginning of period	452,600,432	491,864,194	10,306,451	5,380,820	72,960,190	92,870,831
Net Assets at the End of period	$95,979,912	$452,600,432	$10,713,299	$10,306,451	$57,966,080	$72,960,190

See accompanying notes to the financial statements.

Ashmore Emerging Markets Short Duration Fund		Ashmore Emerging Markets Active Equity Fund		Ashmore Emerging Markets Small-Cap Equity Fund
2024	2023	2024	2023	2024	2023

$ 1,196,816	$ 4,671,568	$ 95,544	$ 447,855	$ (26,877)	$43,879
(20,208,352)	(14,178,542)	(904,939)	3,009,153	323,148	(877,705)

19,097,044	21,058,900	3,217,551	12,164,662	1,690,583	1,509,565
85,508	11,551,926	2,408,156	15,621,670	1,986,854	675,739

(310,547)	(659,086)	(74)	(1,508)	(3,193)	—
(6,238)	(21,214)	—	(14)	—	—
(1,338,011)	(4,965,284)	(50,353)	(526,876)	(52,905)	—

(1,654,796)	(5,645,584)	(50,427)	(528,398)	(56,098)	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

(4,890,235)	5,102,313	84	(876,851)	(105,508)	(2,456)

(104)	(140,916)	—	10	—	(32,766)

(20,869,020)	(5,814,038)	(144,042)	(67,395,911)	(221,940)	1,186,826

(25,759,359)	(852,641)	(143,958)	(68,272,752)	(327,448)	1,151,604
(27,328,647)	5,053,701	2,213,771	(53,179,480)	1,603,308	1,827,343

60,392,829	55,339,128	22,889,735	76,069,215	8,498,174	6,670,831
$33,064,182	$ 60,392,829	$ 25,103,506	$ 22,889,735	$10,101,482	$8,498,174

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Month Period Ended April 30, 2024 (Unaudited) and the Fiscal Year Ended October 31, 2023

	Ashmore Emerging Markets Frontier Equity Fund		Ashmore Emerging Markets Equity Fund		Ashmore Emerging Markets Equity ESG Fund
	2024	2023	2024	2023	2024	2023
OPERATIONS:
Net investment income (loss)	$478,746	$1,545,648	$291,754	$1,329,232	$(857)	$53,058
Net realized gain (loss)	1,268,917	(3,898,275)	2,860,204	(11,305,187)	243,223	(1,151,724)
Net change in unrealized appreciation (depreciation)	10,763,749	2,251,132	13,342,977	22,982,224	1,171,942	2,388,840
Net Increase (Decrease) in Net Assets Resulting from Operations	12,511,412	(101,495)	16,494,935	13,006,269	1,414,308	1,290,174

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(16,287)	(37,283)	(5,299)	(53,244)	—	(6)
Class C	(1,339)	(3,513)	(20)	(414)	—	(2)
Institutional Class	(555,020)	(1,244,000)	(111,267)	(1,526,332)	(6,273)	(81,878)

Total Distributions to Shareholders	(572,646)	(1,284,796)	(116,586)	(1,579,990)	(6,273)	(81,886)
Class A	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Institutional Class	—	—	—	—	—	—

Total Tax Return of Capital Distributions to Shareholders	—	—	—	—	—	—
FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	81,254	(1,402,870)	26,114,433	999,830	—	4
Net increase (decrease) in net assets resulting from Class C share transactions	(7,434)	(83,940)	(17,065)	(50,648)	—	1
Net increase (decrease) in net assets resulting from Institutional Class share transactions	(189,832)	(6,930,954)	(1,641,489)	(13,899,497)	4,411	57,295

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	(116,012)	(8,417,764)	24,455,879	(12,950,315)	4,411	57,300
Total Increase (Decrease) in Net Assets	11,822,754	(9,804,055)	40,834,228	(1,524,036)	1,412,446	1,265,588
NET ASSETS:
Net Assets at the Beginning of period	62,827,323	72,631,378	92,582,974	94,107,010	10,151,158	8,885,570
Net Assets at the End of period	$74,650,077	$62,827,323	$133,417,202	$92,582,974	$11,563,604	$10,151,158

See accompanying notes to the financial statements.

Ashmore Emerging Markets Low Duration Fund		Ashmore Emerging Markets Debt Fund		Ashmore Emerging Markets Corporate Income ESG Fund

2024	2023	2024	2023	2024	2023

$ 213,352	$383,585	$ 549,132	$853,158	$ 188,844	$367,702
(29,912)	(381,587)	54,628	(1,873,622)	(813,610)	(669,589)
207,403	606,130	1,625,641	1,599,454	1,285,057	532,757
390,843	608,128	2,229,401	578,990	660,291	230,870

(21)	(39)	(27)	(45)	(19)	(44)
(16)	(31)	(23)	(39)	(15)	(39)
(211,250)	(399,404)	(549,112)	(923,023)	(193,343)	(454,900)

(211,287)	(399,474)	(549,162)	(923,107)	(193,377)	(454,983)
—	(1)	—	(4)	—	—
—	(1)	—	(3)	—	—
—	(16,038)	—	(71,993)	—	—
—	(16,040)	—	(72,000)	—	—

15	29	19	35	13	32

11	25	16	31	11	29

148,161	300,749	387,915	720,925	136,620	337,089

148,187	300,803	387,950	720,991	136,644	337,150
327,743	493,417	2,068,189	304,874	603,558	113,037

9,491,808	8,998,391	16,349,020	16,044,146	6,835,152	6,722,115
$9,819,551	$9,491,808	$18,417,209	$16,349,020	$7,438,710	$6,835,152

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Total Return Fund

	Class A

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019

Net asset value at beginning of period	$4.55	$4.32	$6.60	$6.80	$7.54	$7.31

Income (loss) from investment operations:
Net investment income	0.13 [1]	0.27 [1]	0.32 [1]	0.33 [1]	0.34	0.40
Net realized and unrealized gain (loss)	0.17	0.23	(2.30)	(0.20)	(0.74)	0.24

Total from investment operations	0.30	0.50	(1.98)	0.13	(0.40)	0.64

Less distributions:

From net investment income	(0.13)	(0.26)	(0.05)	(0.31)	(0.12)	(0.33)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.01)	(0.25)	(0.02)	(0.22)	(0.08)

Total distributions	(0.13)	(0.27)	(0.30)	(0.33)	(0.34)	(0.41)

Net asset value at end of period	$4.72	$4.55	$4.32	$6.60	$6.80	$7.54

Total return[2]	6.51%	11.65%	(30.79)%	1.68%	(5.31)%	8.68%

Portfolio turnover rate[3]	21%	56%	32%	54%	67%	49%

Net assets, end of period (in thousands)	$1,344	$1,446	$1,920	$5,917	$10,377	$11,108

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.64%[5]	1.48%[5]	1.42%	1.37%[5]	1.42%[5]	1.36%
Expenses after reimbursements	1.31%[5]	1.28%[5]	1.27%	1.28%[5]	1.32%[5]	1.27%

Net investment income to average net assets:
Net investment income before reimbursements	5.22%[5]	5.61%[5]	5.50%	4.53%[5]	4.72%[5]	5.16%
Net investment income after reimbursements	5.55%[5]	5.81%[5]	5.65%	4.62%[5]	4.82%[5]	5.25%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Total Return Fund

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019

Net asset value at beginning of period	$4.54	$4.30	$6.58	$6.78	$7.53	$7.29

Income (loss) from investment operations:
Net investment income	0.12 [1]	0.24 [1]	0.27 [1]	0.27 [1]	0.30	0.34
Net realized and unrealized gain (loss)	0.16	0.24	(2.29)	(0.19)	(0.76)	0.25

Total from investment operations	0.28	0.48	(2.02)	0.08	(0.46)	0.59

Less distributions:

From net investment income	(0.11)	(0.23)	(0.04)	(0.26)	(0.11)	(0.28)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.01)	(0.22)	(0.02)	(0.18)	(0.07)

Total distributions	(0.11)	(0.24)	(0.26)	(0.28)	(0.29)	(0.35)

Net asset value at end of period	$4.71	$4.54	$4.30	$6.58	$6.78	$7.53

Total return[2]	6.15%	11.14%	(31.39)%	0.93%	(6.09)%	8.02%

Portfolio turnover rate[3]	21%	56%	32%	54%	67%	49%

Net assets, end of period (in thousands)	$768	$815	$1,080	$2,386	$3,905	$5,506

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.40%[6]	2.24%[6]	2.17%	2.12%[6]	2.17%[6]	2.11%
Expenses after reimbursements	2.06%[6]	2.03%[6]	2.02%	2.03%[6]	2.06%[6]	2.02%

Net investment income to average net assets:
Net investment income before reimbursements	4.48%[6]	4.85%[6]	4.74%	3.76%[6]	4.01%[6]	4.41%
Net investment income after reimbursements	4.82%[6]	5.06%[6]	4.89%	3.85%[6]	4.12%[6]	4.50%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Total Return Fund

	Institutional Class
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019

Net asset value at beginning of period	$4.62	$4.38	$6.70	$6.90	$7.65	$7.41

Income (loss) from investment operations:
Net investment income	0.14 [1]	0.29 [1]	0.33 [1]	0.35 [1]	0.36	0.44
Net realized and unrealized gain (loss)	0.18	0.24	(2.34)	(0.20)	(0.75)	0.24

Total from investment operations	0.32	0.53	(2.01)	0.15	(0.39)	0.68

Less distributions:

From net investment income	(0.14)	(0.28)	(0.05)	(0.33)	(0.13)	(0.35)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.01)	(0.26)	(0.02)	(0.23)	(0.09)

Total distributions	(0.14)	(0.29)	(0.31)	(0.35)	(0.36)	(0.44)

Net asset value at end of period	$4.80	$4.62	$4.38	$6.70	$6.90	$7.65

Total return[2]	6.79%	12.06%	(30.74)%	1.94%	(5.09)%	9.04%

Portfolio turnover rate[3]	21%	56%	32%	54%	67%	49%

Net assets, end of period (in thousands)	$93,867	$450,339	$488,864	$1,216,666	$1,229,181	$1,528,196

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.32%[7]	1.24%[7]	1.17%	1.12%[7]	1.17%[7]	1.11%
Expenses after reimbursements	1.05%[7]	1.03%[7]	1.02%	1.03%[7]	1.07%[7]	1.02%

Net investment income to average net assets:
Net investment income before reimbursements	5.49%[7]	5.84%[7]	5.79%	4.78%[7]	4.99%[7]	5.40%
Net investment income after reimbursements	5.76%[7]	6.05%[7]	5.94%	4.87%[7]	5.09%[7]	5.49%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.
[5]

Ratios include legal expenses of $263, $229, $3,181 and $5,146 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2024 and the years ended October 31, 2023, 2021 and 2020, respectively. Expense ratios would have been lower by 0.04%, 0.01%, 0.01% and 0.05% and Net investment income ratios would have been higher by 0.04%, 0.01%, 0.01% and 0.05% excluding these expenses.

[6]

Ratios include legal expenses of $148, $111, $1,113 and $1,990 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2024 and the years ended October 31, 2023, 2021 and 2020, respectively. Expense ratios would have been lower by 0.04%, 0.01%, 0.01% and 0.04% and Net investment income ratios would have been higher by 0.04%, 0.01%, 0.01% and 0.04% excluding these expenses.

[7]

Ratios include legal expenses of $33,825, $59,051, $433,533 and $640,665 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2024 and the years ended October 31, 2023, 2021 and 2020, respectively. Expense ratios would have been lower by 0.03%, 0.01%, 0.01% and 0.05% and Net investment income ratios would have been higher by 0.03%, 0.01%, 0.01% and 0.05% excluding these expenses.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Local Currency Bond Fund

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019

Net asset value at beginning of period	$6.12	$5.62	$6.92	$6.86	$7.35	$6.53

Income (loss) from investment operations:
Net investment income	0.19 [1]	0.38 [1]	0.32 [1]	0.28 [1]	0.35 [1]	0.59
Net realized and unrealized gain (loss)	0.06	0.30	(1.53)	(0.22)	(0.75)	0.27

Total from investment operations	0.25	0.68	(1.21)	0.06	(0.40)	0.86

Less distributions:

From net investment income	(0.22)	(0.18)	—	—	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	(0.09)	—	(0.09)	(0.04)

Total distributions	(0.22)	(0.18)	(0.09)	—	(0.09)	(0.04)

Net asset value at end of period	$6.15	$6.12	$5.62	$6.92	$6.86	$7.35

Total return[2]	3.97%	12.11%	(17.75)%	0.87%	(5.51)%	13.24%

Portfolio turnover rate[3]	32%	79%	53%	34%	47%	56%

Net assets, end of period (in thousands)	$1,173	$1,197	$1,248	$1,592	$1,755	$1,933

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.53%	2.89%	3.10%	2.97%	1.75%	1.55%
Expenses after reimbursements	1.02%	1.07%	1.22%	1.22%	1.22%	1.22%

Net investment income to average net assets:
Net investment income before reimbursements	4.56%	4.23%	3.16%	2.11%	4.45%	5.08%
Net investment income after reimbursements	6.07%	6.05%	5.04%	3.86%	4.98%	5.41%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Local Currency Bond Fund

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019

Net asset value at beginning of period	$5.95	$5.44	$6.75	$6.74	$7.27	$6.47

Income (loss) from investment operations:
Net investment income	0.17 [1]	0.32 [1]	0.30 [1]	0.22 [1]	0.29 [1]	0.34
Net realized and unrealized gain (loss)	0.04	0.30	(1.53)	(0.21)	(0.74)	0.47

Total from investment operations	0.21	0.62	(1.23)	0.01	(0.45)	0.81

Less distributions:

From net investment income	(0.21)	(0.11)	—	—	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	(0.08)	—	(0.08)	(0.01)

Total distributions	(0.21)	(0.11)	(0.08)	—	(0.08)	(0.01)

Net asset value at end of period	$5.95	$5.95	$5.44	$6.75	$6.74	$7.27

Total return[2]	3.42%	11.41%	(18.30)%	0.15%	(6.25)%	12.54%

Portfolio turnover rate[3]	32%	79%	53%	34%	47%	56%

Net assets, end of period (in thousands)	$5	$1	$2	$25	$30	$55

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.27%	3.59%	3.74%	3.75%	2.50%	2.29%
Expenses after reimbursements	1.77%	1.82%	1.97%	1.97%	1.97%	1.97%

Net investment income to average net assets:
Net investment income before reimbursements	3.83%	3.52%	2.85%	1.35%	3.77%	4.33%
Net investment income after reimbursements	5.33%	5.29%	4.62%	3.13%	4.30%	4.65%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Local Currency Bond Fund

	Institutional Class

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019

Net asset value at beginning of period	$ 6.44	$ 5.90	$ 7.24	$ 7.16	$ 7.66	$ 6.79

Income (loss) from investment operations:
Net investment income	0.21 [1]	0.43 [1]	0.35 [1]	0.31 [1]	0.38 [1]	0.65
Net realized and unrealized gain (loss)	0.06	0.30	(1.60)	(0.23)	(0.78)	0.27

Total from investment operations	0.27	0.73	(1.25)	0.08	(0.40)	0.92

Less distributions:

From net investment income	(0.22)	(0.19)	—	—	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	(0.09)	—	(0.10)	(0.05)

Total distributions	(0.22)	(0.19)	(0.09)	—	(0.10)	(0.05)

Net asset value at end of period	$ 6.49	$ 6.44	$ 5.90	$ 7.24	$ 7.16	$ 7.66

Total return[2]	4.14%	12.33%	(17.49)%	1.12%	(5.38)%	13.59%

Portfolio turnover rate[3]	32%	79%	53%	34%	47%	56%

Net assets, end of period (in thousands)	$9,535	$9,108	$ 4,131	$6,310	$28,257	$42,545

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.28%	2.57%	2.83%	2.61%	1.50%	1.28%
Expenses after reimbursements	0.77%	0.82%	0.97%	0.97%	0.97%	0.97%

Net investment income to average net assets:
Net investment income before reimbursements	4.82%	4.60%	3.43%	2.46%	4.75%	5.31%
Net investment income after reimbursements	6.33%	6.35%	5.29%	4.10%	5.28%	5.62%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income Fund

	Class A

	Six Months
	Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2023	2022	2021	2020	2019

Net asset value at beginning of period	$ 5.14	$ 4.96	$ 7.53	$ 7.53	$ 7.92	$ 7.87

Income (loss) from investment operations:
Net investment income	0.12	0.27	0.40	0.37	0.44	0.52
Net realized and unrealized gain (loss)	0.21	0.31	(2.54)	—	(0.39)	0.03

Total from investment operations	0.33	0.58	(2.14)	0.37	0.05	0.55

Less distributions:

From net investment income	(0.14)	(0.40)	(0.42)	(0.37)	(0.44)	(0.50)
From net realized gain	—	—	(0.01)	—	—	(—)[1]
Tax return of capital	—	—	—	—	(—)[1]	—

Total distributions	(0.14)	(0.40)	(0.43)	(0.37)	(0.44)	(0.50)

Net asset value at end of period	$ 5.33	$ 5.14	$ 4.96	$ 7.53	$ 7.53	$ 7.92

Total return[2]	6.48%	11.75%	(29.30)%	4.85%	0.85%	7.37%

Portfolio turnover rate[3]	48%	56%	55%	73%	117%	96%

Net assets, end of period (in thousands)	$3,422	$3,779	$ 4,742	$11,153	$11,198	$13,383

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.56%[5]	1.47%[5]	1.44%[5]	1.55%[5]	1.58%[5]	1.51%
Expenses after reimbursements	1.15%[5]	1.14%[5]	1.24%[5]	1.43%[5]	1.47%[5]	1.42%

Net investment income to average net assets:
Net investment income before reimbursements	4.82%[5]	5.40%[5]	6.62%[5]	4.61%[5]	5.76%[5]	6.39%
Net investment income after reimbursements	5.23%[5]	5.73%[5]	6.82%[5]	4.73%[5]	5.87%[5]	6.48%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income Fund

	Class C

	Six Months
	Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2023	2022	2021	2020	2019

Net asset value at beginning of period	$ 5.12	$ 4.95	$ 7.52	$ 7.51	$ 7.91	$ 7.86

Income (loss) from investment operations:
Net investment income	0.10	0.24	0.35	0.31	0.39	0.45
Net realized and unrealized gain (loss)	0.21	0.29	(2.53)	0.02	(0.40)	0.04

Total from investment operations	0.31	0.53	(2.18)	0.33	(0.01)	0.49

Less distributions:

From net investment income	(0.12)	(0.36)	(0.38)	(0.32)	(0.39)	(0.44)
From net realized gain	—	—	(0.01)	—	—	(—)[1]
Tax return of capital	—	—	—	—	(—)[1]	—

Total distributions	(0.12)	(0.36)	(0.39)	(0.32)	(0.39)	(0.44)

Net asset value at end of period	$ 5.31	$ 5.12	$ 4.95	$ 7.52	$ 7.51	$ 7.91

Total return[2]	6.12%	10.75%	(29.86)%	4.25%	(0.01)%	6.58%

Portfolio turnover rate[3]	48%	56%	55%	73%	117%	96%

Net assets, end of period (in thousands)	$1,369	$1,492	$1,782	$5,762	$7,466	$10,745

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.31%[6]	2.22%[6]	2.20%[6]	2.30%[6]	2.33%[6]	2.26%
Expenses after reimbursements	1.90%[6]	1.89%[6]	2.01%[6]	2.18%[6]	2.22%[6]	2.17%

Net investment income to average net assets:
Net investment income before reimbursements	4.06%[6]	4.65%[6]	5.89%[6]	3.88%[6]	5.01%[6]	5.65%
Net investment income after reimbursements	4.47%[6]	4.98%[6]	6.08%[6]	4.00%[6]	5.12%[6]	5.74%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income Fund

	Institutional Class

	Six Months
	Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2023	2022	2021	2020	2019

Net asset value at beginning of period	$ 5.36	$ 5.17	$ 7.85	$ 7.84	$ 8.25	$ 8.20

Income (loss) from investment operations:
Net investment income	0.12	0.31	0.45	0.41	0.48	0.55
Net realized and unrealized gain (loss)	0.22	0.31	(2.66)	0.01	(0.41)	0.04

Total from investment operations	0.34	0.62	(2.21)	0.42	0.07	0.59

Less distributions:

From net investment income	(0.15)	(0.43)	(0.46)	(0.41)	(0.48)	(0.54)
From net realized gain	—	—	(0.01)	—	—	(—)[1]
Tax return of capital	—	—	—	—	(—)[1]	—

Total distributions	(0.15)	(0.43)	(0.47)	(0.41)	(0.48)	(0.54)

Net asset value at end of period	$ 5.55	$ 5.36	$ 5.17	$ 7.85	$ 7.84	$ 8.25

Total return[2]	6.46%	12.06%	(29.15)%	5.24%	1.04%	7.61%

Portfolio turnover rate[3]	48%	56%	55%	73%	117%	96%

Net assets, end of period (in thousands)	$53,175	$67,689	$86,347	$277,188	$261,307	$443,880

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.31%[7]	1.22%[7]	1.20%[7]	1.30%[7]	1.32%[7]	1.26%
Expenses after reimbursements	0.90%[7]	0.89%[7]	1.01%[7]	1.18%[7]	1.21%[7]	1.17%

Net investment income to average net assets:
Net investment income before reimbursements	5.05%[7]	5.65%[7]	6.90%[7]	4.86%[7]	6.00%[7]	6.66%
Net investment income after reimbursements	5.46%[7]	5.98%[7]	7.09%[7]	4.98%[7]	6.11%[7]	6.75%

[1]	Amount is less than $0.005 per share.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.
[5]

Ratios include legal expenses of $583, $770, $63, $1,438 and $6,538 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2024 and the years October 31, 2023, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.03%, 0.02%, 0.12%, 0.01% and 0.05% and Net Investment Income ratios would have been higher by 0.03% 0.02%, 0.07%, 0.01% and 0.05% excluding these expenses.

[6]

Ratios include legal expenses of $236, $298, $79, $756 and $4,394 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.03%, 0.02%, 0.14%, and 0.01% and Net Investment Income ratios would have been higher by 0.03%, 0.02%, 0.07%, 0.01% and 0.05% excluding these expenses.

[7]

Ratios include legal expenses of $9,998, $13,964, $3,742, $34,379 and $153,663 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2024 and the years October 31, 2023, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.03%, 0.02%, 0.14%, 0.01% and 0.04% and and Net Investment Income ratios would have been higher by 0.03%, 0.02%, 0.07%, 0.01% and 0.04% excluding these expenses.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Fund

			Class A

	Six Months
	Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2023	2022	2021	2020	2019

Net asset value at beginning of period	$ 4.78	$ 4.28	$ 6.80	$ 7.52	$ 9.00	$ 9.78

Income (loss) from investment operations:
Net investment income	0.14 [1]	0.34 [1]	0.32	0.44	0.46	0.68
Net realized and unrealized gain (loss)	(0.11)	0.57	(2.39)	(0.69)	(1.46)	(0.75)

Total from investment operations	0.03	0.91	(2.07)	(0.25)	(1.00)	(0.07)

Less distributions:

From net investment income	(0.19)	(0.41)	(0.34)	(0.47)	(0.48)	(0.68)
From net realized gain	—	—	(0.11)	—	—	(0.03)
Tax return of capital	—	—	—	—	—	—

Total distributions	(0.19)	(0.41)	(0.45)	(0.47)	(0.48)	(0.71)

Net asset value at end of period	$ 4.62	$ 4.78	$ 4.28	$ 6.80	$ 7.52	$ 9.00

Total return[2]	0.68%	22.36%	(31.54)%	(4.07)%	(11.25)%	(1.22)%

Portfolio turnover rate[3]	23%	49%	41%	32%	80%	53%

Net assets, end of period (in thousands)	$3,432	$8,499	$ 2,975	$6,834	$19,865	$110,771

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.55%[5]	1.37%[5]	1.14%[5]	1.10%[5]	1.13%[5]	1.00%
Expenses after reimbursements	1.06%[5]	0.99%[5]	0.89%[5]	1.00%[5]	0.99%[5]	0.92%

Net investment income to average net assets:
Net investment income before reimbursements	5.47%[5]	7.19%[5]	6.06%[5]	6.17%[5]	7.07%[5]	6.74%
Net investment income after reimbursements	5.96%[5]	7.57%[5]	6.31%[5]	6.27%[5]	7.21%[5]	6.82%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Fund

	Class C

	Six Months
	Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2023	2022	2021	2020	2019

Net asset value at beginning of period	$ 4.56	$ 4.09	$ 6.53	$ 7.22	$ 8.66	$ 9.41

Income (loss) from investment operations:
Net investment income	0.12 [1]	0.30 [1]	0.29	0.40	0.42	0.58
Net realized and unrealized gain (loss)	(0.10)	0.54	(2.33)	(0.69)	(1.45)	(0.72)

Total from investment operations	0.02	0.84	(2.04)	(0.29)	(1.03)	(0.14)

Less distributions:

From net investment income	(0.17)	(0.37)	(0.29)	(0.40)	(0.41)	(0.58)
From net realized gain	—	—	(0.11)	—	—	(0.03)
Tax return of capital	—	—	—	—	—	—

Total distributions	(0.17)	(0.37)	(0.40)	(0.40)	(0.41)	(0.61)

Net asset value at end of period	$ 4.41	$ 4.56	$ 4.09	$ 6.53	$ 7.22	$ 8.66

Total return[2]	0.39%	21.32%	(32.29)%	(4.56)%	(12.05)%	(1.94)%

Portfolio turnover rate[3]	23%	49%	41%	32%	80%	53%

Net assets, end of period (in thousands)	$ 165	$ 171	$ 291	$1,219	$ 1,572	$2,342

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.30%[6]	2.11%[6]	1.91%[6]	1.84%[6]	1.96%[6]	1.75%
Expenses after reimbursements	1.82%[6]	1.74%[6]	1.66%[6]	1.76%[6]	1.83%[6]	1.67%

Net investment income to average net assets:
Net investment income before reimbursements	4.66%[6]	6.57%[6]	5.09%[6]	5.36%[6]	5.20%[6]	5.96%
Net investment income after reimbursements	5.14%[6]	6.94%[6]	5.34%[6]	5.44%[6]	5.33%[6]	6.04%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Fund

	Institutional Class

	Six Months
	Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2023	2022	2021	2020	2019

Net asset value at beginning of period	$ 4.69	$ 4.20	$ 6.69	$ 7.40	$ 8.83	$ 9.60

Income (loss) from investment operations:
Net investment income	0.14 [1]	0.34 [1]	0.37	0.50	0.49	0.69
Net realized and unrealized gain (loss)	(0.10)	0.57	(2.40)	(0.73)	(1.44)	(0.74)

Total from investment operations	0.04	0.91	(2.03)	(0.23)	(0.95)	(0.05)

Less distributions:

From net investment income	(0.20)	(0.42)	(0.35)	(0.48)	(0.48)	(0.69)
From net realized gain	—	—	(0.11)	—	—	(0.03)
Tax return of capital	—	—	—	—	—	—

Total distributions	(0.20)	(0.42)	(0.46)	(0.48)	(0.48)	(0.72)

Net asset value at end of period	$ 4.53	$ 4.69	$ 4.20	$ 6.69	$ 7.40	$ 8.83

Total return[2]	0.73%	22.63%	(31.54)%	(3.75)%	(10.94)%	(1.01)%

Portfolio turnover rate[3]	23%	49%	41%	32%	80%	53%

Net assets, end of period (in thousands)	$29,467	$51,723	$52,073	$124,954	$441,467	$1,195,492

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.29%[7]	1.12%[7]	0.90%[7]	0.84%[7]	0.91%[7]	0.75%
Expenses after reimbursements	0.82%[7]	0.74%[7]	0.65%[7]	0.75%[7]	0.79%[7]	0.67%

Net investment income to average net assets:
Net investment income before reimbursements	5.65%[7]	7.47%[7]	6.22%[7]	6.38%[7]	6.98%[7]	7.04%
Net investment income after reimbursements	6.12%[7]	7.85%[7]	6.47%[7]	6.47%[7]	7.10%[7]	7.12%

[1]	Per share amounts are based on average number of shares outstanding during the period.

[2]

Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

[5]

Ratios include legal expenses of $5,248, 5,360, $(1,101), $10,827 and $37,676 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2024 and for the years ended October 31, 2023, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.14% and 0.07%, higher by 0.03% and lower by 0.08% and 0.07% and Net Investment Income ratios would have been higher by 0.14% and 0.07%, lower by 0.03% and higher by 0.08% and 0.07% excluding these expenses.

[6]

Ratios include legal expenses of $124, $141, $(46), $1,388 and $2,841 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2024 and for the years ended October 31, 2023, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.15% and 0.07%, higher by 0.01% and lower by 0.09% and 0.16% and Net Investment Income ratios would have been higher by 0.15% and 0.07%, lower by 0.01% and higher by 0.09% and 0.16% excluding these expenses.

[7]

Ratios include legal expenses of $23,229, $34,017, $(12,847), $182,441 and $835,457 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2024 and for the years ended October 31, 2023, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.15% and 0.07%, higher by 0.02% and lower by 0.08% and 0.12% and Net Investment Income ratios would have been higher by 0.15% and 0.07%, lower by 0.02% and higher by 0.08% and 0.12% excluding these expenses.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Active Equity Fund

	Class A

	Six Months
	Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2023	2022	2021	2020	2019

Net asset value at beginning of period	$ 6.48	$ 6.11	$ 12.55	$11.08	$10.46	$10.53

Income (loss) from investment operations:
Net investment income	0.02	0.01 [1]	0.08 [1]	0.15	0.11 [1]	0.13
Net realized and unrealized gain (loss)	0.65	0.47	(3.26)	1.44	0.56	0.85

Total from investment operations	0.67	0.48	(3.18)	1.59	0.67	0.98

Less distributions:

From net investment income	(0.01)	(0.11)	(0.18)	(0.12)	(0.05)	(0.09)
From net realized gain	—	—	(3.07)	—	—	(0.94)
Tax return of capital	—	—	(0.01)	—	—	(0.02)

Total distributions	(0.01)	(0.11)	(3.26)	(0.12)	(0.05)	(1.05)

Net asset value at end of period	$ 7.14	$ 6.48	$ 6.11	$12.55	$11.08	$10.46

Total return[2]	10.38%	7.68%	(33.53)%	14.23%	6.49%	10.73%

Portfolio turnover rate[3]	110%	189%	264%	206%	228%	153%

Net assets, end of period (in thousands)	$ 44	$ 40	$ 804	$1,611	$1,616	$ 209

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.04%	1.69%	1.52%	1.49%	1.55%	1.96%
Expenses after reimbursements	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.24)%	(0.25)%	0.68%	0.91%	0.73%	0.55%
Net investment income after reimbursements	0.53%	0.17%	0.93%	1.13%	1.01%	1.24%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Active Equity Fund

	Class C

	Six Months
	Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2023	2022	2021	2020	2019

Net asset value at beginning of period	$ 6.30	$ 5.96	$ 12.33	$10.90	$10.32	$10.43

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.01 [1]	0.01 [1]	0.05	— [1,5]	0.07
Net realized and unrealized gain (loss)	0.64	0.41	(3.18)	1.42	0.58	0.83

Total from investment operations	0.63	0.42	(3.17)	1.47	0.58	0.90

Less distributions:

From net investment income	(—)[5]	(0.08)	(0.13)	(0.04)	(—)[5]	(0.05)
From net realized gain	—	—	(3.07)	—	—	(0.94)
Tax return of capital	—	—	(—)[5]	—	—	(0.02)

Total distributions	—	(0.08)	(3.20)	(0.04)	—	(1.01)

Net asset value at end of period	$ 6.93	$ 6.30	$ 5.96	$12.33	$10.90	$10.32

Total return[2]	10.02%	6.89%	(34.05)%	13.41%	5.76%	9.88%

Portfolio turnover rate[3]	110%	189%	264%	206%	228%	153%

Net assets, end of period (in thousands)	$ 1	$ 1	$ 1	$ 2	$ 2	$ 12

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.63%	2.79%	2.30%	2.25%	2.31%	2.71%
Expenses after reimbursements	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.84)%	(0.65)%	(0.10)%	0.14%	(0.30)%	(0.17)%
Net investment income (loss) after reimbursements	(0.23)%	0.12%	0.18%	0.37%	(0.01)%	0.52%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Active Equity Fund

	Institutional Class

	Six Months
	Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2023	2022	2021	2020	2019

Net asset value at beginning of period	$ 6.54	$ 6.16	$ 12.63	$ 11.15	$ 10.51	$ 10.56
Income (loss) from investment operations:
Net investment income	0.03	0.07 [1]	0.09 [1]	0.18	0.10 [1]	0.16
Net realized and unrealized gain (loss)	0.66	0.43	(3.28)	1.45	0.60	0.86

Total from investment operations	0.69	0.50	(3.19)	1.63	0.70	1.02

Less distributions:

From net investment income	(0.01)	(0.12)	(0.20)	(0.15)	(0.06)	(0.10)
From net realized gain	—	—	(3.07)	—	—	(0.94)
Tax return of capital	—	—	(0.01)	—	—	(0.03)

Total distributions	(0.01)	(0.12)	(3.28)	(0.15)	(0.06)	(1.07)

Net asset value at end of period	$ 7.22	$ 6.54	$ 6.16	$ 12.63	$ 11.15	$ 10.51

Total return[2]	10.63%	7.95%	(33.40)%	14.50%	6.79%	11.05%

Portfolio turnover rate[3]	110%	189%	264%	206%	228%	153%

Net assets, end of period (in thousands)	$25,058	$22,849	$75,264	$96,417	$80,474	$20,502

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.79%	1.61%	1.27%	1.24%	1.29%	1.72%
Expenses after reimbursements	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%

Net investment income to average net assets:
Net investment income before reimbursements	0.01%	0.41%	0.87%	1.15%	0.67%	0.83%
Net investment income after reimbursements	0.78%	1.00%	1.12%	1.37%	0.94%	1.53%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.
[5]	Amount is less than $0.005 per share.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Small-Cap Equity Fund

	Class A

	Six Months
	Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2023	2022	2021	2020	2019

Net asset value at beginning of period	$11.03	$10.07	$ 15.32	$10.99	$ 8.84	$ 8.02

Income (loss) from investment operations:
Net investment income (loss)	(0.05)[1]	0.03 [1]	0.06 [1]	(0.18)	(0.20)	(0.01)
Net realized and unrealized gain (loss)	2.64	0.93	(5.15)	4.51	2.35	0.83

Total from investment operations	2.59	0.96	(5.09)	4.33	2.15	0.82

Less distributions:

From net investment income	(0.08)	—	—	—	—	(—)[2]
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	(0.16)	—	—	(—)[2]

Total distributions	(0.08)	—	(0.16)	—	—	—

Net asset value at end of period	$13.54	$11.03	$ 10.07	$15.32	$10.99	$ 8.84

Total return[3]	23.55%	9.53%	(33.37)%	39.40%	24.32%	10.27%

Portfolio turnover rate[4]	32%	79%	50%	77%	62%	60%

Net assets, end of period (in thousands)	$ 432	$ 441	$ 393	$ 321	$ 388	$1,356

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	2.88%	3.29%	3.08%	2.75%	2.78%	2.30%
Expenses after reimbursements	1.52%	1.59%	1.77%	1.77%	1.77%	1.77%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(2.20)%	(1.41)%	(0.78)%	(1.48)%	(1.74)%	(0.62)%
Net investment income (loss) after reimbursements	(0.84)%	0.29%	0.53%	(0.50)%	(0.73)%	(0.09)%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Small-Cap Equity Fund

	Class C

	Six Months
	Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2023	2022	2021	2020	2019

Net asset value at beginning of period	$11.26	$10.36	$ 15.79	$11.40	$ 9.22	$ 8.42

Income (loss) from investment operations:
Net investment loss	(0.10)[1]	(0.09)[1]	(0.06)[1]	(0.32)	(0.34)	(0.38)
Net realized and unrealized gain (loss)	2.70	0.99	(5.28)	4.71	2.52	1.18

Total from investment operations	2.60	0.90	(5.34)	4.39	2.18	0.80

Less distributions:

From net investment income	—	—	—	—	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	(0.09)	—	—	—

Total distributions	—	—	(0.09)	—	—	—

Net asset value at end of period	$13.86	$11.26	$ 10.36	$15.79	$11.40	$ 9.22

Total return[3]	23.09%	8.69%	(33.91)%	38.51%	23.64%	9.50%

Portfolio turnover rate[4]	32%	79%	50%	77%	62%	60%

Net assets, end of period (in thousands)	$ 17	$ 14	$ 41	$ 162	$ 135	$ 144

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	3.63%	3.96%	3.72%	3.47%	3.91%	3.05%
Expenses after reimbursements	2.27%	2.34%	2.52%	2.52%	2.52%	2.52%

Net investment loss to average net assets:
Net investment loss before reimbursements	(2.90)%	(2.35)%	(1.67)%	(2.09)%	(2.70)%	(1.48)%
Net investment loss after reimbursements	(1.54)%	(0.73)%	(0.47)%	(1.14)%	(1.31)%	(0.95)%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Small-Cap Equity Fund

	Institutional Class

	Six Months
	Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2023	2022	2021	2020	2019

Net asset value at beginning of period	$14.38	$13.09	$ 19.82	$ 14.19	$11.39	$ 10.32
Income (loss) from investment operations:
Net investment income (loss)	(0.04)[1]	0.08 [1]	0.09 [1]	(0.02)	(0.10)	0.02
Net realized and unrealized gain (loss)	3.44	1.21	(6.65)	5.65	2.90	1.06

Total from investment operations	3.40	1.29	(6.56)	5.63	2.80	1.08

Less distributions:

From net investment income	(0.10)	—	—	—	—	(0.01)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	(0.17)	—	—	(—)[2]

Total distributions	(0.10)	—	(0.17)	—	—	(0.01)

Net asset value at end of period	$17.68	$14.38	$ 13.09	$ 19.82	$14.19	$ 11.39

Total return[3]	23.66%	9.85%	(33.21)%	39.68%	24.58%	10.52%

Portfolio turnover rate[4]	32%	79%	50%	77%	62%	60%

Net assets, end of period (in thousands)	$9,653	$8,043	$ 6,237	$10,994	$7,419	$26,296

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	2.63%	3.03%	2.77%	2.45%	2.56%	2.05%
Expenses after reimbursements	1.27%	1.34%	1.52%	1.52%	1.52%	1.52%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(1.90)%	(1.18)%	(0.66)%	(1.02)%	(1.51)%	(0.38)%
Net investment income (loss) after reimbursements	(0.54)%	0.51%	0.59%	(0.09)%	(0.47)%	0.15%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Amount is less than $0.005 per share.
[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[4]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[5]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Frontier Equity Fund

	Class A

	Six Months
	Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2023	2022	2021	2020	2019

Net asset value at beginning of period	$ 8.13	$ 8.36	$ 10.13	$ 7.07	$ 8.02	$ 7.66

Income (loss) from investment operations:
Net investment income (loss)	0.07	0.09	0.08 [1]	0.02 [1]	(0.01)[1]	0.14
Net realized and unrealized gain (loss)	1.56	(0.14)	(1.67)	3.10	(0.91)	0.37

Total from investment operations	1.63	(0.05)	(1.59)	3.12	(0.92)	0.51

Less distributions:

From net investment income	(0.08)	(0.18)	(0.18)	(0.06)	(0.03)	(0.15)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—

Total distributions	(0.08)	(0.18)	(0.18)	(0.06)	(0.03)	(0.15)

Net asset value at end of period	$ 9.68	$ 8.13	$ 8.36	$ 10.13	$ 7.07	$ 8.02

Total return[2]	20.10%	(0.72)%	(15.92)%	44.20%	(11.47)%	6.58%

Portfolio turnover rate[3]	43%	94%	95%	87%	108%	93%

Net assets, end of period (in thousands)	$1,992	$1,597	$ 3,018	$ 2,561	$ 656	$6,985

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.26%	2.27%	2.24%	2.11%	2.18%	2.12%
Expenses after reimbursements	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.69%	1.57%	0.49%	(0.09)%	(0.59)%	1.61%
Net investment income (loss) after reimbursements	1.18%	2.07%	0.96%	0.25%	(0.18)%	1.96%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Frontier Equity Fund

	Class C

	Six Months
	Ended
	April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2023	2022	2021	2020	2019

Net asset value at beginning of period	$ 7.78	$ 8.03	$ 9.75	$ 6.82	$ 7.80	$ 7.47

Income (loss) from investment operations:
Net investment income (loss)	(—)[5]	(0.02)	0.02 [1]	(0.03)[1]	0.01 [1]	0.02
Net realized and unrealized gain (loss)	1.53	(0.10)	(1.62)	2.97	(0.96)	0.42

Total from investment operations	1.53	(0.12)	(1.60)	2.94	(0.95)	0.44

Less distributions:

From net investment income	(0.05)	(0.13)	(0.12)	(0.01)	(0.03)	(0.11)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—

Total distributions	(0.05)	(0.13)	(0.12)	(0.01)	(0.03)	(0.11)

Net asset value at end of period	$ 9.26	$ 7.78	$ 8.03	$ 9.75	$ 6.82	$ 7.80

Total return[2]	19.76%	(1.51)%	(16.58)%	43.13%	(12.13)%	5.87%

Portfolio turnover rate[3]	43%	94%	95%	87%	108%	93%

Net assets, end of period (in thousands)	$ 233	$ 204	$ 293	$ 209	$ 286	$ 305

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.01%	3.04%	3.00%	2.89%	3.01%	2.88%
Expenses after reimbursements	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.09)%	0.77%	(0.21)%	(0.77)%	(0.41)%	0.48%
Net investment income (loss) after reimbursements	0.40%	1.29%	0.27%	(0.40)%	0.08%	0.84%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Frontier Equity Fund

	Institutional Class
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019

Net asset value at beginning of period	$ 9.50	$ 9.73	$ 11.77	$ 8.20	$ 9.32	$ 8.86
Income (loss) from investment operations:
Net investment income	0.07	0.24	0.11 [1]	0.06 [1]	0.09 [1]	0.16
Net realized and unrealized gain (loss)	1.85	(0.27)	(1.95)	3.58	(1.13)	0.46

Total from investment operations	1.92	(0.03)	(1.84)	3.64	(1.04)	0.62

Less distributions:

From net investment income	(0.09)	(0.20)	(0.20)	(0.07)	(0.08)	(0.16)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—

Total distributions	(0.09)	(0.20)	(0.20)	(0.07)	(0.08)	(0.16)

Net asset value at end of period	$ 11.33	$ 9.50	$ 9.73	$ 11.77	$ 8.20	$ 9.32

Total return[2]	20.24%	(0.42)%	(15.78)%	44.50%	(11.17)%	6.97%

Portfolio turnover rate[3]	43%	94%	95%	87%	108%	93%

Net assets, end of period (in thousands)	$72,425	$61,026	$69,320	$77,540	$53,053	$81,047

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.01%	2.03%	1.98%	1.88%	2.00%	1.88%
Expenses after reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%

Net investment income to average net assets:
Net investment income before reimbursements	0.91%	1.73%	0.64%	0.23%	0.58%	1.39%
Net investment income after reimbursements	1.40%	2.24%	1.10%	0.59%	1.06%	1.75%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.
[5]	Amount is less than $0.005 per share.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity Fund

			Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019

Net asset value at beginning of period	$9.28	$ 8.29	$ 16.77	$13.08	$11.18	$ 9.38

Income (loss) from investment operations:
Net investment income (loss)	0.04 [1]	0.10 [1]	0.13	(0.06)[1]	0.08	0.05
Net realized and unrealized gain (loss)	1.58	1.01	(5.67)	4.07	1.84	1.97

Total from investment operations	1.62	1.11	(5.54)	4.01	1.92	2.02

Less distributions:

From net investment income	(0.01)	(0.12)	(0.09)	(0.10)	(0.02)	(0.22)
From net realized gain	—	—	(2.83)	(0.22)	—	—
Tax return of capital	—	—	(0.02)	—	—	—

Total distributions	(0.01)	(0.12)	(2.94)	(0.32)	(0.02)	(0.22)

Net asset value at end of period	$10.89	$ 9.28	$ 8.29	$16.77	$13.08	$11.18

Total return[2]	17.48%	13.26%	(39.01)%	30.92%	17.21%	21.66%

Portfolio turnover rate[3]	71%	79%	85%	77%	76%	76%

Net assets, end of period (in thousands)	$32,257	$4,469	$ 3,081	$3,872	$1,394	$ 641

Ratios to average net assets:[4]

Total expenses to average net assets:
Expenses before reimbursements	1.56%	1.69%	1.65%	1.56%	1.81%	1.91%
Expenses after reimbursements	1.27%	1.32%	1.42%	1.42%	1.42%	1.42%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.38%	0.59%	0.75%	(0.48)%	(0.42)%	(0.01)%
Net investment income (loss) after reimbursements	0.67%	0.96%	0.98%	(0.34)%	(0.03)%	0.48%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity Fund

			Class C

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019

Net asset value at beginning of period	$8.61	$ 7.70	$ 15.80	$12.39	$10.64	$ 8.96

Income (loss) from investment operations:
Net investment income (loss)	(0.03)[1]	0.03 [1]	0.02	(0.16)[1]	(0.10)	(0.04)
Net realized and unrealized gain (loss)	1.50	0.93	(5.25)	3.86	1.85	1.91

Total from investment operations	1.47	0.96	(5.23)	3.70	1.75	1.87

Less distributions:

From net investment income	(—)[5]	(0.05)	(0.03)	(0.07)	—	(0.19)
From net realized gain	—	—	(2.83)	(0.22)	—	—
Tax return of capital	—	—	(0.01)	—	—	—

Total distributions	—	(0.05)	(2.87)	(0.29)	—	(0.19)

Net asset value at end of period	$10.08	$ 8.61	$ 7.70	$15.80	$12.39	$10.64

Total return[2]	17.11%	12.45%	(39.46)%	30.13%	16.45%	20.89%

Portfolio turnover rate[3]	71%	79%	85%	77%	76%	76%

Net assets, end of period (in thousands)	$63	$ 70	$ 105	$ 107	$ 2	$ 1

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.36%	2.45%	2.42%	2.29%	2.49%	2.66%
Expenses after reimbursements	2.02%	2.07%	2.17%	2.17%	2.17%	2.17%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.90)%	(0.09)%	0.12%	(1.11)%	(1.22)%	(0.95)%
Net investment income (loss) after reimbursements	(0.56)%	0.29%	0.37%	(0.99)%	(0.90)%	(0.46)%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity Fund

	Institutional Class

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019

Net asset value at beginning of period	$8.93	$7.97	$16.23	$12.65	$10.81	$9.06

Income (loss) from investment operations:
Net investment income (loss)	0.03 [1]	0.12 [1]	0.17	(0.02)[1]	0.11	0.06
Net realized and unrealized gain (loss)	1.54	0.98	(5.47)	3.92	1.77	1.93

Total from investment operations	1.57	1.10	(5.30)	3.90	1.88	1.99

Less distributions:

From net investment income	(0.01)	(0.14)	(0.11)	(0.10)	(0.04)	(0.24)
From net realized gain	—	—	(2.83)	(0.22)	—	—
Tax return of capital	—	—	(0.02)	—	—	—

Total distributions	(0.01)	(0.14)	(2.96)	(0.32)	(0.04)	(0.24)

Net asset value at end of period	$10.49	$8.93	$7.97	$16.23	$12.65	$10.81

Total return[2]	17.62%	13.65%	(38.85)%	31.24%	17.41%	22.05%

Portfolio turnover rate[3]	71%	79%	85%	77%	76%	76%

Net assets, end of period (in thousands)	$101,097	$88,044	$90,921	$116,727	$82,385	$35,011

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.35%	1.44%	1.41%	1.32%	1.56%	1.66%
Expenses after reimbursements	1.02%	1.07%	1.17%	1.17%	1.17%	1.17%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.20%	0.84%	1.10%	(0.26)%	(0.22)%	0.09%
Net investment income (loss) after reimbursements	0.53%	1.21%	1.34%	(0.11)%	0.17%	0.58%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.
[5]	Amount is less than $0.005 per share.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity ESG Fund

			Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$8.64	$7.61	$14.91	$12.05	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.03	0.01	(0.09)	(0.01)
Net realized and unrealized gain (loss)	1.19	1.06	(5.27)	3.04	2.06

Total from investment operations	1.18	1.09	(5.26)	2.95	2.05

Less distributions:

From net investment income	(—)[2]	(0.06)	—	(0.09)	—
From net realized gain	—	—	(2.03)	—	—
Tax return of capital	—	—	(0.01)	—	—

Total distributions	—	(0.06)	(2.04)	(0.09)	—

Net asset value at end of period	$9.82	$8.64	$7.61	$14.91	$12.05

Total return[3]	13.70%	14.21%	(40.26)%	24.50%	20.50%

Portfolio turnover rate[4]	28%	51%	49%	55%	45%

Net assets, end of period (in thousands)	$1	$1	$1	$2	$1

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	2.30%	2.49%	2.49%	2.39%	4.16%
Expenses after reimbursements	1.27%	1.32%	1.42%	1.42%	1.42%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(1.28)%	(0.95)%	(1.12)%	(1.56)%	(2.89)%
Net investment income (loss) after reimbursements	(0.25)%	0.22%	(0.05)%	(0.59)%	(0.15)%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity ESG Fund

			Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$8.45	$7.47	$14.77	$12.00	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.05)	(0.04)	(0.20)	(0.06)
Net realized and unrealized gain (loss)	1.18	1.05	(5.23)	3.05	2.06

Total from investment operations	1.13	1.00	(5.27)	2.85	2.00

Less distributions:

From net investment income	—	(0.02)	—	(0.08)	—
From net realized gain	—	—	(2.03)	—	—
Tax return of capital	—	—	—	—	—

Total distributions	—	(0.02)	(2.03)	(0.08)	—

Net asset value at end of period	$9.58	$8.45	$7.47	$14.77	$12.00

Total return[3]	13.37%	13.32%	(40.76)%	23.81%	20.00%

Portfolio turnover rate[4]	28%	51%	49%	55%	45%

Net assets, end of period (in thousands)	$1	$1	$1	$1	$1

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	3.04%	3.22%	3.22%	3.14%	4.77%
Expenses after reimbursements	2.02%	2.07%	2.17%	2.17%	2.17%

Net investment loss to average net assets:
Net investment loss before reimbursements	(2.08)%	(1.70)%	(1.85)%	(2.32)%	(3.50)%
Net investment loss after reimbursements	(1.06)%	(0.55)%	(0.80)%	(1.35)%	(0.90)%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity ESG Fund

	Institutional Class

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$8.69	$7.65	$14.96	$12.06	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(—)[2]	0.05	0.03	(0.05)	0.01
Net realized and unrealized gain (loss)	1.22	1.06	(5.29)	3.04	2.05

Total from investment operations	1.22	1.11	(5.26)	2.99	2.06

Less distributions:

From net investment income	(0.01)	(0.07)	—	(0.09)	(—)[2]
From net realized gain	—	—	(2.03)	—	—
Tax return of capital	—	—	(0.02)	—	—

Total distributions	(0.01)	(0.07)	(2.05)	(0.09)	—

Net asset value at end of period	$9.90	$8.69	$7.65	$14.96	$12.06

Total return[3]	13.99%	14.45%	(40.10)%	24.82%	20.60%

Portfolio turnover rate[4]	28%	51%	49%	55%	45%

Net assets, end of period (in thousands)	$11,561	$10,149	$8,884	$15,041	$12,062

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	2.09%	2.19%	2.12%	2.16%	3.68%
Expenses after reimbursements	1.02%	1.07%	1.17%	1.17%	1.17%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(1.09)%	(0.63)%	(0.74)%	(1.34)%	(2.41)%
Net investment income (loss) after reimbursements	(0.02)%	0.49%	0.21%	(0.35)%	0.10%

[1]	Class A, Class C and the Institutional Class commenced investment operations on February 26, 2020.
[2]	Amount is less than $0.005 per share.
[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[4]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[5]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Low Duration Fund

			Class A

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$8.50	$8.32	$9.80	$10.18	$10.00

Income (loss) from investment operations:
Net investment income	0.20 [2]	0.33	0.29	0.38	0.14
Net realized and unrealized gain (loss)	0.15	0.21	(1.48)	(0.35)	0.19

Total from investment operations	0.35	0.54	(1.19)	0.03	0.33

Less distributions:

From net investment income	(0.19)	(0.35)	(0.29)	(0.38)	(0.15)
From net realized gain	—	—	(—)[3]	(0.03)	—
Tax return of capital	—	(0.01)	—	—	—

Total distributions	(0.19)	(0.36)	(0.29)	(0.41)	(0.15)

Net asset value at end of period	$8.66	$8.50	$8.32	$9.80	$10.18

Total return[4]	4.09%	6.60%	(12.27)%	0.20%	3.30%

Portfolio turnover rate[5]	18%	50%	52%	43%	12%

Net assets, end of period (in thousands)	$1	$1	$1	$1	$1

Ratios to average net assets:[6]
Total expenses to average net assets:
Expenses before reimbursements	2.08%	2.14%	2.05%	1.71%	4.87%
Expenses after reimbursements	0.92%	0.92%	0.92%	0.92%	0.92%

Net investment income to average net assets:
Net investment income before reimbursements	3.41%	2.68%	2.06%	2.88%	0.05%
Net investment income after reimbursements	4.57%	3.90%	3.19%	3.67%	4.00%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Low Duration Fund

			Class C

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$8.49	$8.32	$9.80	$10.18	$10.00

Income (loss) from investment operations:
Net investment income	0.15 [2]	0.27	0.22	0.30	0.12
Net realized and unrealized gain (loss)	0.16	0.20	(1.48)	(0.35)	0.18

Total from investment operations	0.31	0.47	(1.26)	(0.05)	0.30

Less distributions:

From net investment income	(0.15)	(0.29)	(0.22)	(0.30)	(0.12)
From net realized gain	—	—	(—)[3]	(0.03)	—
Tax return of capital	—	(0.01)	—	—	—

Total distributions	(0.15)	(0.30)	(0.22)	(0.33)	(0.12)

Net asset value at end of period	$8.65	$8.49	$8.32	$9.80	$10.18

Total return[4]	3.65%	5.68%	(12.94)%	(0.57)%	3.03%

Portfolio turnover rate[5]	18%	50%	52%	43%	12%

Net assets, end of period (in thousands)	$1	$1	$1	$1	$1

Ratios to average net assets:[6]
Total expenses to average net assets:
Expenses before reimbursements	2.90%	2.82%	2.72%	2.42%	5.60%
Expenses after reimbursements	1.67%	1.67%	1.67%	1.67%	1.67%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	2.27%	2.01%	1.39%	2.16%	(0.68)%
Net investment income after reimbursements	3.50%	3.16%	2.44%	2.91%	3.25%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Low Duration Fund

	Institutional Class

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$8.51	$8.32	$9.80	$10.18	$10.00

Income (loss) from investment operations:
Net investment income	0.19 [2]	0.34	0.30	0.40	0.16
Net realized and unrealized gain (loss)	0.16	0.22	(1.48)	(0.35)	0.18

Total from investment operations	0.35	0.56	(1.18)	0.05	0.34

Less distributions:

From net investment income	(0.19)	(0.36)	(0.30)	(0.40)	(0.16)
From net realized gain	—	—	(—)[3]	(0.03)	—
Tax return of capital	—	(0.01)	—	—	—

Total distributions	(0.19)	(0.37)	(0.30)	(0.43)	(0.16)

Net asset value at end of period	$8.67	$8.51	$8.32	$9.80	$10.18

Total return[4]	4.11%	6.88%	(12.16)%	0.40%	3.43%

Portfolio turnover rate[5]	18%	50%	52%	43%	12%

Net assets, end of period (in thousands)	$9,818	$9,490	$8,996	$10,286	$10,317

Ratios to average net assets:[6]
Total expenses to average net assets:
Expenses before reimbursements	1.64%	1.63%	1.48%	1.38%	4.58%
Expenses after reimbursements	0.67%	0.67%	0.67%	0.67%	0.67%

Net investment income to average net assets:
Net investment income before reimbursements	3.44%	3.10%	2.54%	3.21%	0.29%
Net investment income after reimbursements	4.41%	4.06%	3.35%	3.92%	4.20%

[1]	Class A, Class C and the Institutional Class commenced investment operations on June 15, 2020.
[2]	Per share amounts are based on average number of shares outstanding during the period.
[3]	Amount is less than $0.005 per share.
[4]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[5]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[6]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Debt Fund

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$7.34	$7.52	$9.90	$9.85	$10.00

Income (loss) from investment operations:
Net investment income	0.24	0.37	0.30	0.32	0.03
Net realized and unrealized gain (loss)	0.76	(0.11)	(2.37)	0.06	(0.15)

Total from investment operations	1.00	0.26	(2.07)	0.38	(0.12)

Less distributions:

From net investment income	(0.24)	(0.41)	(0.31)	(0.33)	(0.03)
From net realized gain	—	—	—	—	—
Tax return of capital	—	(0.03)	—	—	—

Total distributions	(0.24)	(0.44)	(0.31)	(0.33)	(0.03)

Net asset value at end of period	$8.10	$7.34	$7.52	$9.90	$9.85

Total return[2]	13.52%	3.31%	(21.27)%	3.85%	(1.19)%

Portfolio turnover rate[3]	15%	109%	53%	44%	3%

Net assets, end of period (in thousands)	$1	$1	$1	$1	$1

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.83%	1.74%	1.56%	1.77%	4.88%
Expenses after reimbursements	0.92%	0.96%	0.97%	0.97%	0.97%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	5.07%	4.02%	2.87%	2.42%	(1.27)%
Net investment income after reimbursements	5.98%	4.80%	3.46%	3.22%	2.64%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Debt Fund

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$7.34	$7.52	$9.90	$9.85	$10.00

Income (loss) from investment operations:
Net investment income	0.21	0.32	0.24	0.25	0.02
Net realized and unrealized gain (loss)	0.74	(0.11)	(2.38)	0.05	(0.15)

Total from investment operations	0.95	0.21	(2.14)	0.30	(0.13)

Less distributions:

From net investment income	(0.21)	(0.36)	(0.24)	(0.25)	(0.02)
From net realized gain	—	—	—	—	—
Tax return of capital	—	(0.03)	—	—	—

Total distributions	(0.21)	(0.39)	(0.24)	(0.25)	(0.02)

Net asset value at end of period	$8.08	$7.34	$7.52	$9.90	$9.85

Total return[2]	13.12%	2.59%	(21.84)%	3.08%	(1.26)%

Portfolio turnover rate[3]	15%	109%	53%	44%	3%

Net assets, end of period (in thousands)	$1	$1	$1	$1	$1

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.28%	2.17%	2.12%	2.49%	5.62%
Expenses after reimbursements	1.67%	1.71%	1.72%	1.72%	1.72%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	4.64%	3.67%	2.34%	1.70%	(2.02)%
Net investment income after reimbursements	5.25%	4.13%	2.74%	2.47%	1.88%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Debt Fund

	Institutional Class
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$7.35	$7.53	$9.90	$9.85	$10.00

Income (loss) from investment operations:
Net investment income	0.25	0.38	0.32	0.35	0.03
Net realized and unrealized gain (loss)	0.76	(0.11)	(2.37)	0.05	(0.15)

Total from investment operations	1.01	0.27	(2.05)	0.40	(0.12)

Less distributions:

From net investment income	(0.25)	(0.42)	(0.32)	(0.35)	(0.03)
From net realized gain	—	—	—	—	—
Tax return of capital	—	(0.03)	—	—	—

Total distributions	(0.25)	(0.45)	(0.32)	(0.35)	(0.03)

Net asset value at end of period	$8.11	$7.35	$7.53	$9.90	$9.85

Total return[2]	13.71%	3.41%	(21.02)%	4.03%	(1.16)%

Portfolio turnover rate[3]	15%	109%	53%	44%	3%

Net assets, end of period (in thousands)	$18,415	$16,347	$16,042	$20,442	$19,757

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.44%[5]	1.31%	1.19%	1.48%	4.43%
Expenses after reimbursements	0.68%[5]	0.71%	0.72%	0.72%	0.72%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	5.34%[5]	4.34%	3.21%	2.66%	(0.92)%
Net investment income after reimbursements	6.10%[5]	4.94%	3.68%	3.42%	2.79%

[1]	Class A, Class C and the Institutional Class commenced investment operations on September 17, 2020.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.
[5]

Ratios include legal expenses of $653 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2024. Expense ratios would have been lower by 0.01% and Net Investment Income ratios would have been higher by 0.01% excluding these expenses.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income ESG Fund

	Class A

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Period Ended October 31, 2021[1]

Net asset value at beginning of period	$6.07	$6.26	$9.11	$10.00

Income (loss) from investment operations:
Net investment income	0.16	0.32	0.36	0.29
Net realized and unrealized gain (loss)	0.42	(0.11)	(2.83)	(0.89)

Total from investment operations	0.58	0.21	(2.47)	(0.60)

Less distributions:

From net investment income	(0.17)	(0.40)	(0.36)	(0.29)
From net realized gain	—	—	(0.02)	—
Tax return of capital	—	—	—	—

Total distributions	(0.17)	(0.40)	(0.38)	(0.29)

Net asset value at end of period	$6.48	$6.07	$6.26	$9.11

Total return[2]	9.68%	2.98%	(27.67)%	(6.11)%

Portfolio turnover rate[3]	18%	32%	34%	15%

Net assets, end of period (in thousands)	$1	$1	$1	$1

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.28%	2.13%	2.59%	3.35%
Expenses after reimbursements	1.12%	1.12%	1.12%	1.12%

Net investment income to average net assets:
Net investment income before reimbursements	3.85%	3.93%	3.26%	2.26%
Net investment income after reimbursements	5.01%	4.94%	4.73%	4.49%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income ESG Fund

	Class C

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Period Ended October 31, 2021[1]

Net asset value at beginning of period	$6.06	$6.26	$9.11	$10.00

Income (loss) from investment operations:
Net investment income	0.13	0.27	0.30	0.24
Net realized and unrealized gain (loss)	0.42	(0.11)	(2.82)	(0.88)

Total from investment operations	0.55	0.16	(2.52)	(0.64)

Less distributions:

From net investment income	(0.14)	(0.36)	(0.31)	(0.25)
From net realized gain	—	—	(0.02)	—
Tax return of capital	—	—	—	—

Total distributions	(0.14)	(0.36)	(0.33)	(0.25)

Net asset value at end of period	$6.47	$6.06	$6.26	$9.11

Total return[2]	9.03%	2.33%	(28.23)%	(6.55)%

Portfolio turnover rate[3]	18%	32%	34%	15%

Net assets, end of period (in thousands)	$1	$1	$1	$1

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.07%	3.18%	3.32%	4.10%
Expenses after reimbursements	1.87%	1.87%	1.87%	1.87%

Net investment income to average net assets:
Net investment income before reimbursements	2.91%	2.93%	2.53%	1.52%
Net investment income after reimbursements	4.11%	4.24%	3.98%	3.75%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income ESG Fund

	Institutional Class

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Period Ended October 31, 2021[1]

Net asset value at beginning of period	$6.07	$6.26	$9.11	$10.00

Income (loss) from investment operations:
Net investment income	0.17	0.33	0.37	0.31
Net realized and unrealized gain (loss)	0.41	(0.11)	(2.83)	(0.89)

Total from investment operations	0.58	0.22	(2.46)	(0.58)

Less distributions:

From net investment income	(0.17)	(0.41)	(0.37)	(0.31)
From net realized gain	—	—	(0.02)	—
Tax return of capital	—	—	—	—

Total distributions	(0.17)	(0.41)	(0.39)	(0.31)

Net asset value at end of period	$6.48	$6.07	$6.26	$9.11

Total return[2]	9.60%	3.36%	(27.56)%	(5.96)%

Portfolio turnover rate[3]	18%	32%	34%	15%

Net assets, end of period (in thousands)	$7,437	$6,833	$6,720	$9,356

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.04%	2.07%	2.12%	3.08%
Expenses after reimbursements	0.87%	0.87%	0.87%	0.87%

Net investment income to average net assets:
Net investment income before reimbursements	4.02%	3.98%	3.66%	2.52%
Net investment income after reimbursements	5.19%	5.18%	4.91%	4.73%

[1]	Class A, Class C and the Institutional Class commenced investment operations on February 26, 2021.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $1,373,232)
Angola (Rep of), 8.250%, 05/09/2028		315,000	$296,986	0.31
Angola (Rep of), 8.000%, 11/26/2029		200,000	182,500	0.19
Angola (Rep of), 9.375%, 05/08/2048		474,000	402,900	0.42
Angola (Rep of), 9.125%, 11/26/2049		608,000	508,060	0.53
			1,390,446	1.45

Argentina (Cost $1,138,880)
Argentina (Rep of), 1.000%, 07/09/2029		288,468	170,106	0.18
Argentina (Rep of), (Step to 1.750% on 7/9/27), 0.750%, 07/09/2030[2]		1,621,434	935,567	0.97
Argentina (Rep of), (Step to 4.125% on 7/9/24), 3.625%, 07/09/2035[2]		716,920	327,633	0.34
Argentina (Rep of), (Step to 5.000% on 7/9/24), 4.250%, 01/09/2038[2]		429,409	217,710	0.23
Argentina (Rep of), (Step to 4.875% on 7/9/29), 3.500%, 07/09/2041[2]		489,450	213,890	0.22
			1,864,906	1.94

Azerbaijan (Cost $632,825)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		396,000	397,782	0.41
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		200,000	202,188	0.21
			599,970	0.62

Bahrain (Cost $513,504)
Bahrain (Rep of), 7.500%, 09/20/2047		324,000	298,890	0.31
Bapco Energies BSCC, 8.375%, 11/07/2028		200,000	211,563	0.22
			510,453	0.53

Benin (Cost $193,562)
Benin (Rep of), 7.960%, 02/13/2038[3]		200,000	188,938	0.20
			188,938	0.20

Brazil (Cost $29,874,158)
Brazil (Rep of), 4.250%, 01/07/2025		200,000	196,637	0.20
Brazil (Rep of), 2.875%, 06/06/2025		400,000	386,200	0.40
Brazil (Rep of), 6.000%, 04/07/2026		250,000	250,500	0.26
Brazil (Rep of), 4.625%, 01/13/2028		240,000	229,920	0.24
Brazil (Rep of), 6.125%, 03/15/2034		200,000	191,000	0.20
Brazil (Rep of), 5.000%, 01/27/2045		277,000	208,442	0.22
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2026[4]	BRL	3,720,000	572,683	0.60
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2027[4]	BRL	17,764,000	2,444,898	2.55
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2030[4]	BRL	12,793,000	1,314,394	1.37
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	10,510,000	1,979,746	2.06
MC Brazil Downstream Trading S.a.r.l., 7.250%, 06/30/2031		1,098,118	948,499	0.99
Oi S.A., 12.500%, (44% PIK), 12/15/2024[3,5,6]		729,589	725,942	0.76

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Brazil (continued)
Oi S.A., 10.000%, 07/27/2025[5,7]		23,583,000	$117,915	0.12
			9,566,776	9.97

Chile (Cost $1,983,264)
Chile (Rep of), 3.100%, 05/07/2041		360,000	252,450	0.26
Chile (Rep of), 3.100%, 01/22/2061		354,000	207,090	0.22
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		243,000	216,953	0.23
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		368,000	277,840	0.29
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		264,000	194,535	0.20
Empresa de Transporte de Pasajeros Metro S.A., 4.700%, 05/07/2050		283,000	224,101	0.23
Empresa Nacional del Petroleo, 3.750%, 08/05/2026		200,000	190,313	0.20
			1,563,282	1.63

China (Cost $28,298,337)
Central China Real Estate Ltd., 7.650%, 08/27/2023[7,8]		1,900,000	52,250	0.05
Central China Real Estate Ltd., 7.900%, 11/07/2023[7,8]		1,910,000	43,281	0.05
China (Rep of), 2.800%, 03/25/2030	CNY	3,590,000	509,397	0.53
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[7,8]		1,800,000	72,000	0.08
CIFI Holdings Group Co. Ltd., 5.250%, 05/13/2026[7]		2,564,000	211,530	0.22
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[7,8]		4,515,000	67,725	0.07
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[7,8]		5,635,000	84,525	0.09
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[7,8]		1,189,000	17,835	0.02
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[7,8]		2,175,000	32,625	0.03
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022[7,8]		3,500,000	95,375	0.10
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[7,8]		2,500,000	53,125	0.06
KWG Group Holdings Ltd., 6.000%, 01/14/2024[7,8]		900,000	49,500	0.05
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030		282,000	247,669	0.26
Sunac China Holdings Ltd., 6.000%, 09/30/2025[5]		234,963	23,496	0.02
Sunac China Holdings Ltd., 6.250%, 09/30/2026[5]		235,248	21,172	0.02
Sunac China Holdings Ltd., 6.500%, 09/30/2027[5]		460,751	37,090	0.04
Sunac China Holdings Ltd., 6.750%, 09/30/2028[5]		377,941	26,645	0.03
Sunac China Holdings Ltd., 15.000%, 09/30/2028[9]		1,053,000	231,660	0.24
Sunac China Holdings Ltd., 7.000%, 09/30/2029[5]		320,201	18,412	0.02
Sunac China Holdings Ltd., 7.250%, 09/30/2030[5]		328,772	16,937	0.02
Sunac China Holdings Ltd., 1.000%, 09/30/2032[5]		628,037	42,393	0.04
Yuzhou Group Holdings Co. Ltd., 9.950%, 06/08/2023[7,8]		1,595,000	79,750	0.08
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[7,8]		3,962,000	198,100	0.21
Yuzhou Group Holdings Co. Ltd., 7.850%, 08/12/2026[7]		1,330,000	66,500	0.07
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027[7]		320,000	16,000	0.02
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[7,8]		1,110,000	8,325	0.01
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[7,8]		1,532,000	11,490	0.01
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[7,8]		400,000	3,000	—
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[7,8]		3,158,000	23,685	0.02
Zhenro Properties Group Ltd., 8.350%, 03/10/2024[7,8]		387,000	2,903	—

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
China (continued)
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[7,8]		3,591,000	$26,933	0.03
Zhenro Properties Group Ltd., 14.724%, 05/31/2024[7]		1,360,000	11,968	0.01
Zhenro Properties Group Ltd., 7.100%, 09/10/2024[7]		4,406,000	33,045	0.03
Zhenro Properties Group Ltd., 7.350%, 02/05/2025[7]		8,407,000	63,052	0.07
Zhenro Properties Group Ltd., 6.630%, 01/07/2026[7]		2,065,000	15,488	0.02
Zhenro Properties Group Ltd., 6.700%, 08/04/2026[7]		5,713,000	42,847	0.04
			2,557,728	2.66

Colombia (Cost $3,682,056)
Colombia (Rep of), 3.875%, 04/25/2027		291,000	269,466	0.28
Colombia (Rep of), 7.375%, 09/18/2037		157,000	149,072	0.15
Colombia (Rep of), 5.625%, 02/26/2044		250,000	186,750	0.19
Colombia (Rep of), 5.000%, 06/15/2045		344,000	235,640	0.24
Colombian TES, 6.000%, 04/28/2028	COP	4,136,700,000	917,932	0.96
Colombian TES, 7.750%, 09/18/2030	COP	449,400,000	101,594	0.11
Colombian TES, 7.000%, 03/26/2031	COP	1,837,600,000	394,283	0.41
Colombian TES, 7.000%, 06/30/2032	COP	2,331,900,000	485,247	0.51
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027	COP	2,331,000,000	524,659	0.55
			3,264,643	3.40

Costa Rica (Cost $566,982)
Costa Rica (Rep of), 6.125%, 02/19/2031		201,000	199,292	0.21
Costa Rica (Rep of), 5.625%, 04/30/2043		200,000	176,000	0.18
Costa Rica (Rep of), 7.300%, 11/13/2054[3]		200,000	208,000	0.22
			583,292	0.61

Czech Republic (Cost $3,741,340)
Czech (Rep of), 2.500%, 08/25/2028	CZK	10,940,000	433,447	0.45
Czech (Rep of), 0.950%, 05/15/2030	CZK	1,640,000	57,423	0.06
Czech (Rep of), 5.000%, 09/30/2030	CZK	7,900,000	348,185	0.36
Czech (Rep of), 1.750%, 06/23/2032	CZK	4,310,000	150,589	0.16
Czech (Rep of), 2.000%, 10/13/2033	CZK	2,410,000	83,797	0.09
Czech (Rep of), 4.900%, 04/14/2034	CZK	6,970,000	307,495	0.32
New World Resources N.V., 8.000%, 04/07/2020[7,8,10]	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020[7,8,10]	EUR	669,526	—	—
			1,380,936	1.44

Dominican Republic (Cost $2,608,553)
Dominican (Rep of), 6.875%, 01/29/2026		228,000	228,342	0.24
Dominican (Rep of), 6.000%, 07/19/2028		198,000	193,607	0.20
Dominican (Rep of), 4.875%, 09/23/2032		790,000	691,744	0.72
Dominican (Rep of), 11.250%, 09/15/2035	DOP	9,100,000	162,743	0.17
Dominican (Rep of), 5.300%, 01/21/2041		294,000	241,356	0.25
Dominican (Rep of), 6.850%, 01/27/2045		111,000	105,623	0.11
Dominican (Rep of), 6.500%, 02/15/2048		222,000	202,714	0.21
Dominican (Rep of), 6.400%, 06/05/2049		156,000	140,322	0.15
Dominican (Rep of), 5.875%, 01/30/2060		600,000	489,562	0.51

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Dominican Republic (continued)
Dominican Republic Central Bank Notes, 13.000%, 01/30/2026	DOP	7,920,000	$140,098	0.14
			2,596,111	2.70

Ecuador (Cost $184,125)
Ecuador (Rep of), (Step to 5.000% on 7/31/24), 2.500%, 07/31/2040[2]		417,684	207,380	0.22
			207,380	0.22

Egypt (Cost $1,581,955)
Egypt (Rep of), 6.588%, 02/21/2028		391,000	351,533	0.36
Egypt (Rep of), 7.625%, 05/29/2032		239,000	198,445	0.21
Egypt (Rep of), 8.500%, 01/31/2047		399,000	304,557	0.32
Egypt (Rep of), 7.903%, 02/21/2048		563,000	409,407	0.43
Egypt (Rep of), 8.700%, 03/01/2049		279,000	216,734	0.22
Egypt (Rep of), 8.875%, 05/29/2050		207,000	162,681	0.17
			1,643,357	1.71

El Salvador (Cost $182,806)
El Salvador (Rep of), 7.650%, 06/15/2035		103,000	74,224	0.08
El Salvador (Rep of), 7.125%, 01/20/2050		150,000	96,000	0.10
			170,224	0.18

Gabon (Cost $172,402)
Gabon (Rep of), 6.625%, 02/06/2031		217,000	170,345	0.18
			170,345	0.18

Ghana (Cost $1,013,785)
Ghana (Rep of), 6.375%, 02/11/2027[7]		300,000	144,188	0.15
Ghana (Rep of), 7.750%, 04/07/2029[7]		333,000	160,881	0.17
Ghana (Rep of), 7.625%, 05/16/2029[7]		824,000	398,095	0.41
Ghana (Rep of), 8.625%, 04/07/2034[7]		386,000	187,089	0.20
Ghana (Rep of), 7.875%, 02/11/2035[7]		200,000	96,750	0.10
			987,003	1.03

Guatemala (Cost $487,092)
Guatemala (Rep of), 5.375%, 04/24/2032		200,000	185,300	0.19
Guatemala (Rep of), 6.125%, 06/01/2050		251,000	219,625	0.23
			404,925	0.42

Hungary (Cost $1,765,033)
Hungary (Rep of), 6.750%, 10/22/2028	HUF	93,410,000	250,043	0.26
Hungary (Rep of), 2.125%, 09/22/2031		522,000	402,253	0.42
Hungary (Rep of), 7.000%, 10/24/2035	HUF	68,160,000	184,614	0.19
Hungary (Rep of), 3.000%, 10/27/2038	HUF	71,560,000	124,303	0.13
Hungary (Rep of), 3.125%, 09/21/2051		394,000	233,307	0.24
Hungary (Rep of), 6.750%, 09/25/2052		200,000	205,750	0.22
MFB Magyar Fejlesztesi Bank Zrt, 6.500%, 06/29/2028		200,000	201,000	0.21
			1,601,270	1.67

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
India (Cost $1,235,615)
Export-Import Bank of India, 5.500%, 01/18/2033		272,000	$266,730	0.28
India (Rep of), 7.180%, 07/24/2037	INR	41,440,000	492,012	0.51
India (Rep of), 7.300%, 06/19/2053	INR	38,320,000	459,468	0.48
			1,218,210	1.27

Indonesia (Cost $7,391,963)
Indonesia (Rep of), 8.125%, 05/15/2024	IDR	12,714,000,000	782,153	0.81
Indonesia (Rep of), 4.550%, 01/11/2028		229,000	222,058	0.23
Indonesia (Rep of), 6.875%, 04/15/2029	IDR	1,603,000,000	97,317	0.10
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	5,799,000,000	372,334	0.39
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	3,394,000,000	206,011	0.21
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	1,132,000,000	66,908	0.07
Indonesia (Rep of), 7.750%, 04/15/2031	IDR	2,344,000,000	147,833	0.15
Indonesia (Rep of), 7.000%, 02/15/2033	IDR	7,186,000,000	435,423	0.45
Indonesia (Rep of), 6.625%, 02/15/2034	IDR	5,329,000,000	313,428	0.33
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	3,005,000,000	198,522	0.21
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	4,016,000,000	251,123	0.26
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	2,210,000,000	146,691	0.15
Indonesia (Rep of), 6.625%, 02/17/2037		100,000	108,844	0.11
Indonesia (Rep of), 7.750%, 01/17/2038		170,000	203,734	0.21
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	576,000,000	36,052	0.04
Indonesia (Rep of), 7.125%, 06/15/2038	IDR	5,515,000,000	336,557	0.35
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	1,774,000,000	120,453	0.13
Indonesia (Rep of), 5.950%, 01/08/2046		213,000	217,992	0.23
Indonesia (Rep of), 5.250%, 01/08/2047		346,000	327,186	0.34
Indonesia (Rep of), 4.750%, 07/18/2047		235,000	208,269	0.22
Indonesia (Rep of), 4.200%, 10/15/2050		200,000	158,188	0.16
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.450%, 05/15/2030		255,000	246,888	0.26
Pertamina Persero PT, 6.000%, 05/03/2042		329,000	317,588	0.33
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		261,000	256,728	0.27
Perusahaan Penerbit SBSN Indonesia III, 4.700%, 06/06/2032		200,000	189,938	0.20
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.250%, 05/15/2047		233,000	197,686	0.21
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		200,000	190,688	0.20
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.875%, 07/17/2049		344,000	273,518	0.29
			6,630,110	6.91

Ivory Coast (Cost $1,464,222)
Ivory Coast (Rep of), 4.875%, 01/30/2032	EUR	104,000	92,692	0.10
Ivory Coast (Rep of), 7.625%, 01/30/2033[3]		387,000	370,069	0.39
Ivory Coast (Rep of), 8.250%, 01/30/2037[3]		310,000	296,050	0.31
Ivory Coast (Rep of), 6.875%, 10/17/2040	EUR	252,000	225,233	0.23
Ivory Coast (Rep of), 6.625%, 03/22/2048	EUR	540,000	451,853	0.47
			1,435,897	1.50

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Jamaica (Cost $230,349)
Jamaica (Rep of), 7.875%, 07/28/2045		201,000	$230,459	0.24
			230,459	0.24

Kazakhstan (Cost $417,869)
Kazakhstan (Rep of), 6.500%, 07/21/2045		290,000	317,731	0.33
			317,731	0.33

Kenya (Cost $154,336)
Kenya (Rep of), 8.250%, 02/28/2048		200,000	168,620	0.18
			168,620	0.18

Lebanon (Cost $2,066,137)
Lebanon (Rep of), 6.375%, 03/09/2020[7,8]		503,000	31,437	0.03
Lebanon (Rep of), 5.800%, 04/14/2020[7,8]		331,000	20,688	0.02
Lebanon (Rep of), 6.150%, 06/19/2020[7,8]		719,000	44,937	0.05
Lebanon (Rep of), 8.250%, 04/12/2021[7,8]		436,000	27,686	0.03
Lebanon (Rep of), 6.100%, 10/04/2022[7,8]		1,033,000	65,595	0.07
Lebanon (Rep of), 6.000%, 01/27/2023[7,8]		1,000	64	—
Lebanon (Rep of), 6.600%, 11/27/2026[7]		296,000	18,737	0.02
Lebanon (Rep of), 6.850%, 03/23/2027[7]		628,000	39,878	0.04
Lebanon (Rep of), 7.000%, 03/23/2032[7]		243,000	15,431	0.02
Lebanon (Rep of), 7.050%, 11/02/2035[7]		76,000	4,826	—
Lebanon (Rep of), 7.250%, 03/23/2037[7]		236,000	14,986	0.02
			284,265	0.30

Malaysia (Cost $6,254,590)
Malaysia (Rep of), 3.478%, 06/14/2024	MYR	10,534,000	2,207,582	2.30
Malaysia (Rep of), 3.519%, 04/20/2028	MYR	4,396,000	913,180	0.95
Malaysia (Rep of), 4.504%, 04/30/2029	MYR	3,407,000	736,012	0.77
Malaysia (Rep of), 3.582%, 07/15/2032	MYR	1,351,000	275,380	0.29
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	529,000	109,480	0.11
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	669,000	142,631	0.15
Malaysia (Rep of), 4.762%, 04/07/2037	MYR	206,000	46,017	0.05
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	161,000	35,752	0.04
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	460,000	92,505	0.10
Malaysia Government Investment Issue, 4.193%, 10/07/2032	MYR	119,000	25,359	0.03
Petronas Capital Ltd., 2.480%, 01/28/2032		404,000	328,072	0.34
Petronas Capital Ltd., 4.550%, 04/21/2050		770,000	639,331	0.66
Petronas Capital Ltd., 3.404%, 04/28/2061		379,000	241,988	0.25
			5,793,289	6.04

Mexico (Cost $6,339,869)
Comision Federal de Electricidad, 3.875%, 07/26/2033		292,000	229,071	0.24
Mexican Bonos, 7.750%, 05/29/2031	MXN	18,950,000	979,253	1.02
Mexican Bonos, 7.500%, 05/26/2033	MXN	14,860,000	739,073	0.77
Mexican Bonos, 7.750%, 11/23/2034	MXN	5,040,000	251,625	0.26
Mexican Bonos, 7.750%, 11/13/2042	MXN	5,880,000	276,374	0.29

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Mexico (Rep of), 5.400%, 02/09/2028		212,000	$209,549	0.22
Mexico (Rep of), 2.659%, 05/24/2031		200,000	162,313	0.17
Mexico (Rep of), 4.875%, 05/19/2033		200,000	182,812	0.19
Mexico (Rep of), 4.750%, 03/08/2044		88,000	69,564	0.07
Mexico (Rep of), 5.550%, 01/21/2045		151,000	133,871	0.14
Mexico (Rep of), 6.338%, 05/04/2053		274,000	255,505	0.27
Mexico (Rep of), 3.771%, 05/24/2061		496,000	299,832	0.31
Mexico (Rep of), 3.750%, 04/19/2071		498,000	294,318	0.31
Mexico (Rep of), 5.750%, 10/12/2110		168,000	139,283	0.14
Petroleos Mexicanos, 6.750%, 09/21/2047		645,000	411,220	0.43
Petroleos Mexicanos, 6.350%, 02/12/2048		174,000	106,901	0.11
Petroleos Mexicanos, 7.690%, 01/23/2050		809,000	564,601	0.59
Petroleos Mexicanos, 6.950%, 01/28/2060		921,000	586,124	0.61
			5,891,289	6.14

Mongolia (Cost $205,691)
Mongolia (Rep of), 4.450%, 07/07/2031		257,000	213,069	0.22
			213,069	0.22

Morocco (Cost $756,607)
Morocco (Rep of), 2.375%, 12/15/2027		200,000	175,400	0.18
Morocco (Rep of), 6.500%, 09/08/2033		450,000	450,562	0.47
Morocco (Rep of), 4.000%, 12/15/2050		200,000	131,750	0.14
			757,712	0.79

Nigeria (Cost $1,178,217)
Nigeria (Rep of), 6.500%, 11/28/2027		287,000	264,872	0.28
Nigeria (Rep of), 7.375%, 09/28/2033		319,000	263,973	0.27
Nigeria (Rep of), 7.696%, 02/23/2038		200,000	157,500	0.16
Nigeria (Rep of), 7.625%, 11/28/2047		543,000	404,196	0.42
Nigeria Treasury Bill, 19.452%, 03/06/2025[9]	NGN	187,601,000	114,288	0.12
Nigeria Treasury Bill, 19.781%, 03/27/2025[9]	NGN	91,049,000	54,536	0.06
			1,259,365	1.31

Oman (Cost $1,606,769)
Oman (Rep of), 4.750%, 06/15/2026		254,000	247,955	0.26
Oman (Rep of), 6.750%, 10/28/2027		267,000	273,091	0.28
Oman (Rep of), 6.000%, 08/01/2029		380,000	380,356	0.40
Oman (Rep of), 6.500%, 03/08/2047		200,000	193,960	0.20
Oman (Rep of), 6.750%, 01/17/2048		215,000	212,667	0.22
Oman (Rep of), 7.000%, 01/25/2051		302,000	308,512	0.32
			1,616,541	1.68

Pakistan (Cost $335,617)
Pakistan (Rep of), 6.875%, 12/05/2027		273,000	233,445	0.24
Pakistan (Rep of), 7.375%, 04/08/2031		299,000	237,238	0.25

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Pakistan (continued)
Pakistan (Rep of), 8.875%, 04/08/2051		200,000	$152,750	0.16
			623,433	0.65

Panama (Cost $783,437)
Panama (Rep of), 9.375%, 04/01/2029		194,000	211,703	0.22
Panama (Rep of), 6.700%, 01/26/2036		213,000	200,153	0.21
Panama (Rep of), 4.300%, 04/29/2053		357,000	219,778	0.23
			631,634	0.66

Paraguay (Cost $709,901)
Paraguay (Rep of), 7.900%, 02/09/2031	PYG	1,542,000,000	211,918	0.22
Paraguay (Rep of), 5.850%, 08/21/2033		329,000	318,102	0.33
Paraguay (Rep of), 5.400%, 03/30/2050		200,000	166,562	0.18
			696,582	0.73

Peru (Cost $2,843,496)
Peru (Rep of), 7.350%, 07/21/2025		128,000	130,280	0.14
Peru (Rep of), 5.940%, 02/12/2029	PEN	1,108,000	292,701	0.30
Peru (Rep of), 6.150%, 08/12/2032	PEN	1,725,000	432,602	0.45
Peru (Rep of), 7.300%, 08/12/2033[3]	PEN	1,315,000	351,966	0.37
Peru (Rep of), 8.750%, 11/21/2033		362,000	431,119	0.45
Peru (Rep of), 5.400%, 08/12/2034	PEN	619,000	142,010	0.15
Peru (Rep of), 3.300%, 03/11/2041		154,000	109,244	0.11
Peru (Rep of), 5.625%, 11/18/2050		156,000	144,739	0.15
Peru (Rep of), 2.780%, 12/01/2060		264,000	139,342	0.15
Peru (Rep of), 3.230%, 07/28/2121		117,000	61,681	0.06
Petroleos del Peru S.A., 5.625%, 06/19/2047		600,000	363,000	0.38
			2,598,684	2.71

Philippines (Cost $1,647,133)
Philippines (Rep of), 10.625%, 03/16/2025		126,000	131,369	0.14
Philippines (Rep of), 9.500%, 02/02/2030		194,000	233,527	0.24
Philippines (Rep of), 7.750%, 01/14/2031		209,000	235,256	0.25
Philippines (Rep of), 6.375%, 10/23/2034		202,000	215,761	0.22
Philippines (Rep of), 6.250%, 01/14/2036	PHP	12,000,000	195,191	0.20
Philippines (Rep of), 3.950%, 01/20/2040		553,000	450,868	0.47
			1,461,972	1.52

Poland (Cost $3,914,980)
Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033		200,000	193,875	0.20
Poland (Rep of), 2.500%, 07/25/2026	PLN	470,000	109,124	0.11
Poland (Rep of), 0.250%, 10/25/2026	PLN	471,000	102,755	0.11
Poland (Rep of), 3.750%, 05/25/2027	PLN	2,604,000	612,920	0.64
Poland (Rep of), 2.500%, 07/25/2027	PLN	491,000	110,830	0.11
Poland (Rep of), 5.500%, 11/16/2027		226,000	228,307	0.24
Poland (Rep of), 2.750%, 04/25/2028	PLN	1,447,000	322,853	0.33
Poland (Rep of), 7.500%, 07/25/2028	PLN	2,205,000	582,631	0.61

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Poland (continued)
Poland (Rep of), 1.250%, 10/25/2030	PLN	946,000	$179,354	0.19
Poland (Rep of), 4.875%, 10/04/2033		88,000	83,827	0.09
Poland (Rep of), 6.000%, 10/25/2033	PLN	3,672,000	923,241	0.96
Poland (Rep of), 5.125%, 09/18/2034		200,000	192,450	0.20
Poland (Rep of), 5.500%, 04/04/2053		88,000	83,258	0.09
Poland (Rep of), 5.500%, 03/18/2054		253,000	238,187	0.25
			3,963,612	4.13

Qatar (Cost $1,315,185)
Qatar (Rep of), 3.250%, 06/02/2026		272,000	261,460	0.27
Qatar (Rep of), 4.817%, 03/14/2049		571,000	504,250	0.52
QatarEnergy, 3.125%, 07/12/2041		650,000	466,375	0.49
			1,232,085	1.28

Romania (Cost $2,562,879)
Romania (Rep of), 3.000%, 02/27/2027		88,000	81,039	0.08
Romania (Rep of), 5.800%, 07/26/2027	RON	2,400,000	506,858	0.53
Romania (Rep of), 4.150%, 01/26/2028	RON	1,500,000	298,914	0.31
Romania (Rep of), 5.875%, 01/30/2029[3]		242,000	237,305	0.25
Romania (Rep of), 4.150%, 10/24/2030	RON	1,680,000	314,035	0.33
Romania (Rep of), 3.000%, 02/14/2031		72,000	58,784	0.06
Romania (Rep of), 3.625%, 03/27/2032		356,000	295,258	0.31
Romania (Rep of), 7.125%, 01/17/2033		88,000	90,750	0.09
Romania (Rep of), 6.125%, 01/22/2044		66,000	61,854	0.06
Romania (Rep of), 4.000%, 02/14/2051		442,000	296,140	0.31
			2,240,937	2.33

Saudi Arabia (Cost $1,481,349)
Gaci First Investment Co., 5.250%, 10/13/2032		358,000	350,504	0.36
Saudi (Rep of), 4.750%, 01/18/2028		348,000	341,710	0.36
Saudi (Rep of), 4.625%, 10/04/2047		249,000	204,740	0.21
Saudi (Rep of), 3.750%, 01/21/2055		226,000	153,398	0.16
Saudi (Rep of), 4.500%, 04/22/2060		297,000	228,968	0.24
			1,279,320	1.33

South Africa (Cost $3,511,358)
South Africa (Rep of), 4.300%, 10/12/2028		580,000	516,200	0.54
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	26,383,957	1,243,766	1.30
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	8,115,222	358,835	0.37
South Africa (Rep of), 5.875%, 04/20/2032		215,000	191,081	0.20
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	14,917,157	637,401	0.66
South Africa (Rep of), 5.650%, 09/27/2047		346,000	244,363	0.25
South Africa (Rep of), 5.750%, 09/30/2049		202,000	143,420	0.15
			3,335,066	3.47

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
South Korea (Cost $699,722)
Korea (Rep of), 4.250%, 12/10/2032	KRW	871,340,000	$656,235	0.68
			656,235	0.68

Supranational (Cost $494,918)
Asian Infrastructure Investment Bank (The), 7.000%, 03/01/2029	INR	11,600,000	135,187	0.14
International Bank for Reconstruction & Development, 6.850%, 04/24/2028	INR	30,000,000	354,166	0.37
			489,353	0.51

Thailand (Cost $1,540,564)
Thailand (Rep of), 2.350%, 06/17/2026	THB	19,006,000	511,613	0.53
Thailand (Rep of), 2.650%, 06/17/2028	THB	5,219,000	141,248	0.15
Thailand (Rep of), 1.585%, 12/17/2035	THB	13,562,000	318,447	0.33
Thailand (Rep of), 3.390%, 06/17/2037	THB	1,855,000	51,966	0.05
Thailand (Rep of), 3.300%, 06/17/2038	THB	7,654,000	211,755	0.22
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,744,000	43,586	0.05
Thailand (Rep of), 3.600%, 06/17/2067	THB	2,804,000	73,233	0.08
			1,351,848	1.41

Tunisia (Cost $157,315)
Tunisia (Rep of), 6.375%, 07/15/2026	EUR	214,000	191,126	0.20
			191,126	0.20

Turkey (Cost $1,526,440)
Turkey (Rep of), 31.080%, 11/08/2028	TRY	6,971,650	214,620	0.23
Turkey (Rep of), 26.200%, 10/05/2033	TRY	5,734,010	174,926	0.18
Turkey (Rep of), 4.875%, 04/16/2043		536,000	366,490	0.38
Turkey (Rep of), 5.750%, 05/11/2047		520,000	385,695	0.40
Turkiye Ihracat Kredi Bankasi A.S., 9.000%, 01/28/2027[3]		386,000	401,681	0.42
			1,543,412	1.61

Ukraine (Cost $217,563)
Ukraine (Rep of), 9.750%, 11/01/2030[7]		309,000	92,237	0.10
Ukraine (Rep of), 6.876%, 05/21/2031[7]		345,000	85,974	0.09
			178,211	0.19

United Arab Emirates (Cost $1,002,603)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		369,000	242,156	0.25
DP World Crescent Ltd., 3.875%, 07/18/2029		218,000	200,288	0.21
DP World Crescent Ltd., 5.500%, 09/13/2033		304,000	297,825	0.31
DP World Ltd., 5.625%, 09/25/2048		230,000	210,881	0.22
			951,150	0.99

United States (Cost $1,207,451)
U.S. Treasury Bill, 5.205%, 05/16/2024[9]		1,210,100	1,207,439	1.26
			1,207,439	1.26

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Uruguay (Cost $1,775,438)
Uruguay (Rep of), 7.875%, (100% Cash), 01/15/2033[5]		230,639	$268,622	0.28
Uruguay (Rep of), 5.750%, 10/28/2034		238,873	242,814	0.25
Uruguay (Rep of), 7.625%, 03/21/2036		173,965	202,832	0.21
Uruguay (Rep of), 4.125%, 11/20/2045		152,021	127,090	0.13
Uruguay (Rep of), 5.100%, 06/18/2050		154,178	140,225	0.15
Uruguay (Rep of), 4.975%, 04/20/2055		322,339	283,820	0.30
Uruguay Monetary Regulation Bill, 0.000%, 05/31/2024[4]	UYU	5,791,000	150,046	0.16
Uruguay Monetary Regulation Bill, 0.000%, 08/09/2024[4]	UYU	8,844,000	225,243	0.23
			1,640,692	1.71

Venezuela (Cost $10,442,498)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[7,8]		7,533,000	5,894,572	6.14
Venezuela (Rep of), 11.750%, 10/21/2026[7]		5,768,200	1,199,786	1.25
Venezuela (Rep of), 9.250%, 09/15/2027[7]		8,350,000	1,745,150	1.82
Venezuela (Rep of), 11.950%, 08/05/2031[7]		6,642,500	1,384,961	1.44
			10,224,469	10.65

Vietnam (Cost $352,376)
Vietnam (Rep of), 4.800%, 11/19/2024		354,000	350,499	0.36
			350,499	0.36

Zambia (Cost $211,777)
Zambia (Rep of), 8.970%, 07/30/2027[7]		347,000	251,575	0.26
			251,575	0.26

Total Debt Securities (Cost $148,030,125)			94,167,876	98.11

	Currency	Shares	Value	% of Net Assets
Equity Securities

China (Cost $56,269)
Sunac Services Holdings Ltd.[3]	HKD	206,826	$51,727	0.06
			51,727	0.06

Total Equity Securities (Cost $56,269)			51,727	0.06

Total Investments (Total Cost $148,086,394)			94,219,603	98.17

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			1,760,309	1.83

Net Assets			$95,979,912	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Step coupon bond. Rate as of April 30, 2024 is disclosed.

[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

[4]	Zero coupon bond.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

[5]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

[6]

Restricted security that has been deemed illiquid. At April 30, 2024 the value of these restricted illiquid securities amount to $725,942 or 0.76% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST

Oi S.A., 12.500%, 12/15/2024	2/6/24-4/23/24	$729,589

[7]	Issuer has defaulted on terms of debt obligation.

[8]	Maturity has been extended under the terms of a plan of reorganization.

[9]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.

[10]	Security has been deemed worthless and is a Level 3 investment.

Percentages shown are based on net assets.

At April 30, 2024, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/03/2024	Barclays	Brazilian Real	8,709,193	United States Dollar	1,673,558	$3,235

05/03/2024	UBS	Brazilian Real	800,657	United States Dollar	152,620	1,531

05/03/2024	Deutsche Bank	United States Dollar	493,000	Brazilian Real	2,548,564	2,322

05/03/2024	HSBC Bank	United States Dollar	1,285,035	Brazilian Real	6,432,823	46,516

05/08/2024	Deutsche Bank	United States Dollar	1,282,566	Euro	1,186,484	15,933

05/13/2024	Standard Chartered	Indian Rupee	15,745,901	United States Dollar	188,420	162

05/13/2024	HSBC Bank	Indonesian Rupiah	5,634,971,903	United States Dollar	346,341	80

05/13/2024	State Street	Indonesian Rupiah	2,133,890,640	United States Dollar	131,020	165

05/13/2024	HSBC Bank	United States Dollar	37,644	Indonesian Rupiah	595,193,244	1,054

05/13/2024	State Street	United States Dollar	95,800	Indonesian Rupiah	1,540,781,131	1,077

05/13/2024	UBS	United States Dollar	354,360	Indonesian Rupiah	5,588,057,474	10,823

05/31/2024	HSBC Bank	Malaysian Ringgit	519,738	United States Dollar	108,930	200

05/31/2024	Merrill Lynch	Malaysian Ringgit	1,012,574	United States Dollar	212,480	131

05/31/2024	BNP Paribas	United States Dollar	1,677,850	Malaysian Ringgit	7,918,695	15,151

05/31/2024	HSBC Bank	United States Dollar	30,000	Philippine Peso	1,690,530	750

05/31/2024	State Street	United States Dollar	50,540	Taiwan Dollar	1,641,246	248

05/31/2024	Barclays	United States Dollar	55,820	Thai Baht	1,988,883	2,015

05/31/2024	BNP Paribas	United States Dollar	53,453	Thai Baht	1,974,830	28

05/31/2024	Deutsche Bank	United States Dollar	201,000	Thai Baht	7,350,461	2,149

05/31/2024	HSBC Bank	United States Dollar	102,000	Thai Baht	3,722,368	1,299

05/31/2024	Morgan Stanley	United States Dollar	87,530	Thai Baht	3,224,071	310

06/04/2024	JPMorgan Chase	United States Dollar	107,300	Brazilian Real	556,510	468

06/11/2024	UBS	Chinese Offshore Yuan	1,081,291	United States Dollar	149,230	149

06/11/2024	Merrill Lynch	Korean Won	153,571,000	United States Dollar	110,484	549

06/11/2024	HSBC Bank	United States Dollar	123,721	Chinese Offshore Yuan	886,776	1,214

06/11/2024	Merrill Lynch	United States Dollar	505,000	Chinese Offshore Yuan	3,649,231	865

06/11/2024	State Street	United States Dollar	118,960	Korean Won	163,773,422	551

06/11/2024	Merrill Lynch	United States Dollar	1,083,773	Singapore Dollar	1,452,096	17,858

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

06/11/2024	Standard Chartered	United States Dollar	47,000	Singapore Dollar	63,845	$134

07/31/2024	Santander	Chilean Peso	788,796,595	United States Dollar	806,953	14,053

07/31/2024	BNP Paribas	Colombian Peso	217,308,100	United States Dollar	54,510	69

07/31/2024	Citibank	Czech Koruna	27,580,063	United States Dollar	1,163,424	7,664

07/31/2024	HSBC Bank	Hungarian Forint	294,411,197	United States Dollar	790,930	8,234

07/31/2024	Morgan Stanley	Israeli Shekel	1,096,393	United States Dollar	292,555	1,751

07/31/2024	Standard Chartered	Mexican Peso	35,268,449	United States Dollar	2,015,275	12,408

07/31/2024	Deutsche Bank	Polish Zloty	3,503,330	United States Dollar	858,136	4,567

07/31/2024	Barclays	Romanian Leu	1,429,003	United States Dollar	304,866	1,169

07/31/2024	BNP Paribas	Turkish Lira	22,522,933	United States Dollar	620,864	8,157

07/31/2024	Morgan Stanley	United States Dollar	1,150,537	Colombian Peso	4,554,744,198	6,581

07/31/2024	Merrill Lynch	United States Dollar	961,199	Peruvian Nuevo Sol	3,603,342	5,006

08/09/2024	HSBC Bank	Indian Rupee	162,162,879	United States Dollar	1,934,645	150

09/18/2024	Citibank	Egyptian Pound	3,938,381	United States Dollar	76,399	2,433

09/23/2024	HSBC Bank	Egyptian Pound	9,084,839	United States Dollar	177,601	3,961

10/25/2024	JPMorgan Chase	Turkish Lira	15,632,962	United States Dollar	391,000	4,706

03/07/2025	Barclays	Turkish Lira	10,346,786	United States Dollar	218,035	13,437

Subtotal Appreciation						221,313

05/03/2024	Citibank	United States Dollar	100,700	Brazilian Real	528,464	(1,046)

05/08/2024	State Street	Euro	226,101	United States Dollar	244,333	(2,958)

05/08/2024	UBS	Euro	83,757	United States Dollar	90,681	(1,267)

05/13/2024	HSBC Bank	Indian Rupee	165,016,510	United States Dollar	1,978,196	(1,863)

05/13/2024	HSBC Bank	Indonesian Rupiah	1,493,284,810	United States Dollar	94,890	(3,087)

05/13/2024	HSBC Bank	United States Dollar	1,941,141	Indian Rupee	162,162,879	(1,015)

05/13/2024	JPMorgan Chase	United States Dollar	138,189	Indian Rupee	11,549,047	(129)

05/13/2024	State Street	United States Dollar	84,400	Indian Rupee	7,050,485	(41)

05/13/2024	Merrill Lynch	United States Dollar	94,480	Indonesian Rupiah	1,538,115,504	(79)

05/31/2024	BNP Paribas	Malaysian Ringgit	1,024,445	United States Dollar	216,585	(1,480)

05/31/2024	Deutsche Bank	Malaysian Ringgit	1,262,678	United States Dollar	266,059	(933)

05/31/2024	HSBC Bank	Malaysian Ringgit	954,227	United States Dollar	200,941	(580)

05/31/2024	Merrill Lynch	Philippine Peso	16,863,598	United States Dollar	300,371	(8,595)

05/31/2024	Merrill Lynch	Taiwan Dollar	1,622,341	United States Dollar	49,930	(218)

05/31/2024	Morgan Stanley	Taiwan Dollar	58,062,873	United States Dollar	1,819,582	(40,395)

05/31/2024	Barclays	Thai Baht	2,196,372	United States Dollar	60,000	(582)

05/31/2024	Citibank	Thai Baht	21,130,000	United States Dollar	592,707	(21,080)

05/31/2024	Deutsche Bank	Thai Baht	19,290,494	United States Dollar	540,350	(18,487)

05/31/2024	Morgan Stanley	Thai Baht	4,068,255	United States Dollar	110,344	(286)

05/31/2024	UBS	Thai Baht	32,990,865	United States Dollar	892,501	(4)

05/31/2024	BNP Paribas	United States Dollar	145,353	Malaysian Ringgit	692,541	(61)

05/31/2024	HSBC Bank	United States Dollar	94,370	Malaysian Ringgit	450,494	(221)

05/31/2024	Standard Chartered	United States Dollar	72,090	Malaysian Ringgit	343,653	(67)

06/04/2024	Barclays	United States Dollar	1,669,083	Brazilian Real	8,709,193	(2,796)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

06/11/2024	Citibank	Chinese Offshore Yuan	28,147,023	United States Dollar	3,930,045	$(41,580)

06/11/2024	Deutsche Bank	Korean Won	181,498,800	United States Dollar	136,000	(4,775)

06/11/2024	Morgan Stanley	Korean Won	3,389,689,530	United States Dollar	2,554,861	(104,091)

06/11/2024	State Street	Korean Won	154,265,206	United States Dollar	111,960	(425)

06/11/2024	HSBC Bank	Singapore Dollar	4,042,711	United States Dollar	3,020,813	(53,248)

06/11/2024	Morgan Stanley	United States Dollar	97,150	Chinese Offshore Yuan	703,841	(84)

06/11/2024	State Street	United States Dollar	69,700	Chinese Offshore Yuan	504,611	(11)

06/18/2024	Standard Chartered	Singapore Dollar	99,512	United States Dollar	73,220	(149)

07/31/2024	JPMorgan Chase	Mexican Peso	4,840,496	United States Dollar	279,460	(1,166)

07/31/2024	State Street	Polish Zloty	395,615	United States Dollar	97,450	(29)

07/31/2024	Deutsche Bank	South African Rand	7,904,193	United States Dollar	420,000	(3,263)

07/31/2024	BNP Paribas	United States Dollar	35,850	Colombian Peso	144,407,697	(419)

07/31/2024	JPMorgan Chase	United States Dollar	319,270	Mexican Peso	5,584,280	(1,786)

07/31/2024	JPMorgan Chase	United States Dollar	124,420	Polish Zloty	506,111	(211)

07/31/2024	Morgan Stanley	United States Dollar	227,380	South African Rand	4,363,959	(2,704)

08/09/2024	HSBC Bank	United States Dollar	345,344	Indonesian Rupiah	5,634,971,903	(75)

10/31/2024	BNP Paribas	Turkish Lira	9,567,984	United States Dollar	241,000	(320)

10/31/2024	Citibank	Turkish Lira	19,042,838	United States Dollar	481,000	(1,982)

Subtotal Depreciation						(323,588)

Total						$(102,275)

At April 30, 2024, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty

1-Day BRL BZDIO (Pay at Maturity)	10.145% (Receive at Maturity)	BRL	6,907,508	01/02/2029	$(74,146)	$(10,833)	Deutsche Bank

7-Day CNY CNRR (Pay Quarterly)	2.535% (Receive Quarterly)	CNY	6,860,000	09/16/2025	7,949	708	Merrill Lynch

1-Day INR MIBOR (Pay Semiannually)	6.452% (Receive Semiannually)	INR	46,293,000	04/12/2029	(3,488)	(463)	HSBC Bank

3M KRW KWCDC (Pay Quarterly)	3.565% (Receive Quarterly)	KRW	2,389,120,000	07/25/2026	226	475	BNP Paribas

28-Day MXN-TIIE-BANXICO (Pay Lunar)	8.864% (Receive Lunar)	MXN	31,370,000	12/13/2028	(64,023)	(2,075)	BNP Paribas

					$(133,482)	$(12,188)

**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2024:

	Level 1	Level 2	Level 3	Total

Investments

Assets:

Debt Securities

Corporate Bonds	$—	$6,235,955	$—	$6,235,955

Corporate Convertible Bonds	—	274,053	—	274,053

Financial Certificates	—	970,137	—	970,137

Government Agencies	—	13,358,629	—	13,358,629

Government Bonds	—	71,802,792	—	71,802,792

Short Term Bills and Notes	—	1,526,310	—	1,526,310

Total Debt Securities	—	94,167,876	—	94,167,876

Equity Securities

Common Stock

China	—	51,727	—	51,727

Total Investments	$—	$94,219,603	$—	$94,219,603

	Level 1	Level 2	Level 3	Total

Other Financial Instruments

Assets:

Forward Foreign Currency Exchange Contracts	$—	$ 221,313	$—	$ 221,313

Centrally Cleared Interest Rate Swap Contracts†	—	8,175	—	8,175

Liabilities:

Forward Foreign Currency Exchange Contracts	—	(323,588)	—	(323,588)

Centrally Cleared Interest Rate Swap Contracts†	—	(141,657)	—	(141,657)

Total Other Financial Instruments	$—	$(235,757)	$—	$(235,757)

†Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

There were no transfers to or from Level 3 during the period ended April 30, 2024.

The amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended April 30, 2024.

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2024:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign	Interest
	Exchange Risk	Rate Risk

Assets:
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$8,175	†
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	221,313	—

	$221,313	$8,175

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Derivatives Not Accounted for as Hedging Instruments
	Foreign	Interest
	Exchange Risk	Rate Risk

Liabilities:
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts	$—	(141,657	)†
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(323,588)	—

	$(323,588)	$(141,657)

†	Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2024:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign	Interest
	Exchange Risk	Rate Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$446,187	$—
Net Realized Loss on Interest Rate Swap Contracts	—	(164,213)

	$446,187	$(164,213)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$1,035,066	$—
Net Change in Unrealized Depreciation on Interest Rate Swap Contracts	—	(133,821)

	$1,035,066	$(133,821)

* See Note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Debt Securities

Brazil (Cost $1,730,563)
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2027[2]	BRL	3,310,000	$455,563	4.25
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2030[2]	BRL	3,602,000	370,081	3.45
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	2,523,000	475,252	4.44
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	898,000	164,297	1.53
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2033	BRL	426,000	74,485	0.70
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2035	BRL	765,000	131,911	1.23
			1,671,589	15.60

Chile (Cost $65,967)
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[3]	CLP	20,000,000	20,123	0.19
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 04/01/2033[3]	CLP	15,000,000	15,549	0.14
Bonos de la Tesoreria de la Republica en pesos, 7.000%, 05/01/2034[3]	CLP	20,000,000	22,254	0.21
			57,926	0.54

China (Cost $496,863)
China (Rep of), 2.850%, 06/04/2027	CNY	890,000	125,899	1.17
China (Rep of), 2.620%, 09/25/2029	CNY	440,000	61,933	0.58
China (Rep of), 2.680%, 05/21/2030	CNY	400,000	56,406	0.53
China (Rep of), 2.750%, 02/17/2032	CNY	170,000	24,174	0.23
China (Rep of), 2.800%, 11/15/2032	CNY	120,000	17,124	0.16
China (Rep of), 2.880%, 02/25/2033	CNY	720,000	103,406	0.96
China (Rep of), 2.350%, 02/25/2034	CNY	170,000	23,562	0.22
China (Rep of), 3.720%, 04/12/2051	CNY	380,000	63,137	0.59
China (Rep of), 3.190%, 04/15/2053	CNY	140,000	21,792	0.20
			497,433	4.64

Colombia (Cost $457,734)
Colombian TES, 6.000%, 04/28/2028	COP	37,000,000	8,210	0.08
Colombian TES, 7.000%, 03/26/2031	COP	324,400,000	69,605	0.65
Colombian TES, 7.000%, 06/30/2032	COP	306,900,000	63,863	0.59
Colombian TES, 13.250%, 02/09/2033	COP	142,000,000	41,397	0.39
Colombian TES, 7.250%, 10/18/2034	COP	341,200,000	68,827	0.64
Colombian TES, 9.250%, 05/28/2042	COP	1,084,500,000	235,482	2.20
			487,384	4.55

Czech Republic (Cost $491,097)
Czech (Rep of), 2.500%, 08/25/2028	CZK	270,000	10,698	0.10
Czech (Rep of), 2.750%, 07/23/2029	CZK	1,550,000	61,166	0.57
Czech (Rep of), 0.050%, 11/29/2029	CZK	630,000	21,199	0.20
Czech (Rep of), 0.950%, 05/15/2030	CZK	590,000	20,658	0.19

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Czech Republic (continued)
Czech (Rep of), 1.200%, 03/13/2031	CZK	1,780,000	$61,795	0.58
Czech (Rep of), 1.750%, 06/23/2032	CZK	1,670,000	58,349	0.54
Czech (Rep of), 2.000%, 10/13/2033	CZK	1,720,000	59,805	0.56
Czech (Rep of), 4.900%, 04/14/2034	CZK	2,450,000	108,086	1.01
Czech (Rep of), 1.950%, 07/30/2037	CZK	1,660,000	53,289	0.50
Czech (Rep of), 1.500%, 04/24/2040	CZK	250,000	7,111	0.06
			462,156	4.31

Dominican Republic (Cost $52,444)
Dominican Republic Central Bank Notes, 13.000%, 01/30/2026	DOP	2,800,000	49,530	0.46
			49,530	0.46

Hungary (Cost $283,212)
Hungary (Rep of), 9.500%, 10/21/2026	HUF	24,630,000	70,349	0.66
Hungary (Rep of), 3.000%, 10/27/2027	HUF	12,730,000	30,291	0.28
Hungary (Rep of), 4.500%, 03/23/2028	HUF	10,650,000	26,444	0.25
Hungary (Rep of), 6.750%, 10/22/2028	HUF	2,410,000	6,451	0.06
Hungary (Rep of), 3.000%, 08/21/2030	HUF	14,230,000	30,745	0.29
Hungary (Rep of), 4.750%, 11/24/2032	HUF	14,050,000	32,499	0.30
Hungary (Rep of), 7.000%, 10/24/2035	HUF	20,640,000	55,904	0.52
Hungary (Rep of), 3.000%, 10/27/2038	HUF	5,640,000	9,797	0.09
			262,480	2.45

India (Cost $194,002)
India (Rep of), 7.180%, 07/24/2037	INR	8,510,000	101,038	0.95
India (Rep of), 7.300%, 06/19/2053	INR	7,530,000	90,287	0.84
			191,325	1.79

Indonesia (Cost $1,500,092)
Indonesia (Rep of), 8.125%, 05/15/2024	IDR	2,945,000,000	181,174	1.69
Indonesia (Rep of), 6.500%, 06/15/2025	IDR	1,145,000,000	69,793	0.65
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	1,318,000,000	80,804	0.75
Indonesia (Rep of), 6.375%, 08/15/2028	IDR	1,834,000,000	109,679	1.02
Indonesia (Rep of), 6.875%, 04/15/2029	IDR	611,000,000	37,093	0.35
Indonesia (Rep of), 10.500%, 08/15/2030	IDR	213,000,000	15,235	0.14
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	1,038,000,000	63,005	0.59
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	1,460,000,000	86,294	0.81
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	1,159,000,000	76,982	0.72
Indonesia (Rep of), 6.375%, 04/15/2032	IDR	1,148,000,000	66,827	0.62
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	583,000,000	36,665	0.34
Indonesia (Rep of), 7.000%, 02/15/2033	IDR	2,508,000,000	151,968	1.42
Indonesia (Rep of), 6.625%, 02/15/2034	IDR	1,398,000,000	82,224	0.77
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	974,000,000	64,346	0.60
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	635,000,000	42,149	0.39
Indonesia (Rep of), 7.125%, 06/15/2038	IDR	2,469,000,000	150,672	1.41
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	788,000,000	53,505	0.50
			1,368,415	12.77

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Malaysia (Cost $555,052)
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	119,000	$24,872	0.23
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	193,000	40,602	0.38
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	293,000	64,568	0.60
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	399,000	82,576	0.77
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	268,000	60,720	0.57
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	100,000	19,998	0.19
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	297,000	65,953	0.62
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	412,000	82,852	0.77
Malaysia (Rep of), 4.457%, 03/31/2053	MYR	127,000	27,316	0.25
Malaysia Government Investment Issue, 3.465%, 10/15/2030	MYR	55,000	11,251	0.10
Malaysia Government Investment Issue, 5.357%, 05/15/2052	MYR	95,000	23,260	0.22
			503,968	4.70

Mexico (Cost $974,505)
Mexican Bonos, 7.750%, 05/29/2031	MXN	5,460,000	282,149	2.64
Mexican Bonos, 7.500%, 05/26/2033	MXN	2,440,000	121,355	1.13
Mexican Bonos, 7.750%, 11/23/2034	MXN	2,880,000	143,786	1.34
Mexican Bonos, 10.000%, 11/20/2036	MXN	2,510,000	147,052	1.37
Mexican Bonos, 8.500%, 11/18/2038	MXN	2,050,000	105,840	0.99
Mexican Bonos, 7.750%, 11/13/2042	MXN	2,400,000	112,806	1.05
Mexican Udibonos, 2.750%, 11/27/2031	MXN	160,000	63,285	0.59
			976,273	9.11

Nigeria (Cost $39,447)
Nigeria Treasury Bill, 0.000%, 03/06/2025[2]	NGN	43,645,000	26,589	0.25
Nigeria Treasury Bill, 0.000%, 03/27/2025[2]	NGN	21,182,000	12,687	0.12
			39,276	0.37

Paraguay (Cost $41,143)
Paraguay (Rep of), 7.900%, 02/09/2031	PYG	294,000,000	40,405	0.38
			40,405	0.38

Peru (Cost $369,217)
Peru (Rep of), 5.940%, 02/12/2029	PEN	152,000	40,154	0.37
Peru (Rep of), 6.150%, 08/12/2032	PEN	764,000	191,598	1.79
Peru (Rep of), 7.300%, 08/12/2033[3]	PEN	479,000	128,207	1.20
			359,959	3.36

Poland (Cost $484,371)
Poland (Rep of), 3.750%, 05/25/2027	PLN	606,000	142,638	1.33
Poland (Rep of), 2.750%, 10/25/2029	PLN	261,000	56,012	0.52
Poland (Rep of), 1.250%, 10/25/2030	PLN	347,000	65,788	0.62
Poland (Rep of), 1.750%, 04/25/2032	PLN	296,000	54,898	0.51
Poland (Rep of), 6.000%, 10/25/2033	PLN	751,000	188,822	1.76
			508,158	4.74

Romania (Cost $390,672)
Romania (Rep of), 5.800%, 07/26/2027	RON	170,000	35,902	0.33

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Romania (continued)
Romania (Rep of), 4.150%, 01/26/2028	RON	305,000	$60,779	0.57
Romania (Rep of), 4.850%, 07/25/2029	RON	230,000	45,572	0.43
Romania (Rep of), 8.000%, 04/29/2030	RON	485,000	110,174	1.03
Romania (Rep of), 4.150%, 10/24/2030	RON	115,000	21,496	0.20
Romania (Rep of), 7.350%, 04/28/2031	RON	115,000	25,394	0.24
Romania (Rep of), 6.700%, 02/25/2032	RON	90,000	19,083	0.18
Romania (Rep of), 8.250%, 09/29/2032	RON	145,000	33,745	0.31
Romania (Rep of), 4.750%, 10/11/2034	RON	185,000	33,304	0.31
			385,449	3.60

South Africa (Cost $946,093)
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	4,379,596	206,459	1.93
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	2,621,332	111,846	1.04
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	4,402,507	194,668	1.82
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	2,964,486	126,671	1.18
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	2,900,133	115,156	1.08
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	860,726	34,157	0.32
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	1,938,916	73,077	0.68
			862,034	8.05

South Korea (Cost $308,510)
Korea (Rep of), 3.000%, 09/10/2024	KRW	395,270,000	285,293	2.66
			285,293	2.66

Supranational (Cost $78,489)
Asian Infrastructure Investment Bank (The), 7.000%, 03/01/2029	INR	2,100,000	24,473	0.23
International Bank for Reconstruction & Development, 6.850%, 04/24/2028	INR	4,500,000	53,125	0.50
			77,598	0.73

Thailand (Cost $520,276)
Thailand (Rep of), 2.650%, 06/17/2028	THB	789,000	21,354	0.20
Thailand (Rep of), 3.775%, 06/25/2032	THB	1,161,000	33,571	0.31
Thailand (Rep of), 3.350%, 06/17/2033	THB	2,158,000	60,681	0.57
Thailand (Rep of), 1.585%, 12/17/2035	THB	2,210,000	51,893	0.48
Thailand (Rep of), 3.400%, 06/17/2036	THB	445,000	12,502	0.12
Thailand (Rep of), 3.390%, 06/17/2037	THB	3,845,000	107,714	1.01
Thailand (Rep of), 3.300%, 06/17/2038	THB	2,343,000	64,821	0.60
Thailand (Rep of), 2.000%, 06/17/2042	THB	1,874,000	42,082	0.39
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,983,000	49,559	0.46
Thailand (Rep of), 3.600%, 06/17/2067	THB	525,000	13,712	0.13
			457,889	4.27

Turkey (Cost $76,403)
Turkey (Rep of), 31.080%, 11/08/2028	TRY	1,006,740	30,992	0.29
Turkey (Rep of), 26.200%, 10/05/2033	TRY	1,317,575	40,195	0.38
			71,187	0.67

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

United States (Cost $441,039)
U.S. Treasury Bill, 5.071%, 05/16/2024[4]		442,000	$441,028	4.12
			441,028	4.12

Uruguay (Cost $98,890)
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	743,171	18,461	0.17
Uruguay (Rep of), 9.750%, 07/20/2033	UYU	999,172	26,934	0.25
Uruguay Monetary Regulation Bill, 0.000%, 05/31/2024[2]	UYU	636,000	16,479	0.16
Uruguay Monetary Regulation Bill, 0.000%, 08/09/2024[2]	UYU	1,042,000	26,538	0.25
Uruguay Monetary Regulation Bill, 0.000%, 09/06/2024[2]	UYU	598,000	15,126	0.14
			103,538	0.97

Total Debt Securities (Cost $10,596,081)			10,160,293	94.84

Total Investments in Securities (Cost $10,596,081)			10,160,293	94.84

Total Investments (Total Cost $10,596,081)			10,160,293	94.84

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			553,006	5.16

Net Assets			$10,713,299	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Zero coupon bond.

[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

[4]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

At April 30, 2024, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/03/2024	Barclays	Brazilian Real	2,271,117	United States Dollar	436,418	$843

05/03/2024	Deutsche Bank	United States Dollar	96,000	Brazilian Real	496,272	452

05/03/2024	HSBC Bank	United States Dollar	377,941	Brazilian Real	1,891,952	13,681

05/13/2024	HSBC Bank	Indonesian Rupiah	5,730,255,615	United States Dollar	352,198	81

05/13/2024	Morgan Stanley	Indonesian Rupiah	421,593,968	United States Dollar	25,896	22

05/13/2024	Standard Chartered	Indonesian Rupiah	50,000,000	United States Dollar	3,069	5

05/13/2024	State Street	United States Dollar	5,800	Indian Rupee	483,458	10

05/13/2024	HSBC Bank	United States Dollar	228,875	Indonesian Rupiah	3,613,298,071	6,740

05/13/2024	Standard Chartered	United States Dollar	40,381	Indonesian Rupiah	632,780,820	1,480

05/13/2024	UBS	United States Dollar	181,443	Indonesian Rupiah	2,861,258,395	5,542

05/31/2024	BNP Paribas	Malaysian Ringgit	2,846,938	United States Dollar	597,525	250

05/31/2024	HSBC Bank	Malaysian Ringgit	166,845	United States Dollar	35,000	33

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/31/2024	BNP Paribas	United States Dollar	118,000	Malaysian Ringgit	557,524	$936

05/31/2024	HSBC Bank	United States Dollar	28,691	Malaysian Ringgit	135,171	309

05/31/2024	BNP Paribas	United States Dollar	10,028	Thai Baht	370,480	5

05/31/2024	Deutsche Bank	United States Dollar	38,000	Thai Baht	1,389,629	407

05/31/2024	Morgan Stanley	United States Dollar	20,000	Thai Baht	737,360	52

06/04/2024	UBS	United States Dollar	46,240	Brazilian Real	238,375	480

06/11/2024	Merrill Lynch	Chinese Offshore Yuan	159,563	United States Dollar	22,000	43

06/11/2024	Merrill Lynch	Korean Won	36,055,800	United States Dollar	25,940	129

06/11/2024	Merrill Lynch	United States Dollar	115,000	Chinese Offshore Yuan	831,013	197

06/11/2024	UBS	United States Dollar	22,592	Chinese Offshore Yuan	161,966	217

06/11/2024	Morgan Stanley	United States Dollar	147,024	Korean Won	195,079,301	5,981

06/11/2024	State Street	United States Dollar	6,300	Korean Won	8,646,813	48

07/31/2024	Santander	Chilean Peso	133,709,804	United States Dollar	136,788	2,382

07/31/2024	Santander	Colombian Peso	43,855,350	United States Dollar	11,000	15

07/31/2024	Citibank	Czech Koruna	5,512,172	United States Dollar	232,523	1,532

07/31/2024	HSBC Bank	Hungarian Forint	17,788,644	United States Dollar	47,789	497

07/31/2024	Citibank	Mexican Peso	450,624	United States Dollar	25,896	12

07/31/2024	Deutsche Bank	Polish Zloty	1,883,822	United States Dollar	461,440	2,456

07/31/2024	Barclays	Romanian Leu	263,269	United States Dollar	56,166	215

07/31/2024	Morgan Stanley	South African Rand	1,114,254	United States Dollar	58,277	470

07/31/2024	BNP Paribas	Turkish Lira	757,445	United States Dollar	20,883	271

07/31/2024	Morgan Stanley	United States Dollar	11,700	Chilean Peso	11,084,463	163

07/31/2024	Morgan Stanley	United States Dollar	15,434	Colombian Peso	61,099,955	88

07/31/2024	JPMorgan Chase	United States Dollar	18,700	Czech Koruna	438,064	99

07/31/2024	State Street	United States Dollar	13,600	Hungarian Forint	4,995,540	40

07/31/2024	Merrill Lynch	United States Dollar	239,580	Peruvian Nuevo Sol	898,136	1,248

07/31/2024	JPMorgan Chase	United States Dollar	32,500	Polish Zloty	131,165	200

07/31/2024	Barclays	United States Dollar	15,700	Romanian Leu	72,866	95

07/31/2024	Citibank	United States Dollar	1,984	South African Rand	37,489	7

08/09/2024	HSBC Bank	Indian Rupee	83,124	United States Dollar	992	—

08/09/2024	JPMorgan Chase	Indian Rupee	672,940	United States Dollar	8,028	1

09/18/2024	Citibank	Egyptian Pound	899,316	United States Dollar	17,446	556

09/23/2024	HSBC Bank	Egyptian Pound	2,074,489	United States Dollar	40,554	905

10/25/2024	JPMorgan Chase	Turkish Lira	2,678,794	United States Dollar	67,000	806

03/07/2025	Barclays	Turkish Lira	722,832	United States Dollar	15,232	939

Subtotal Appreciation						50,940

05/03/2024	BNP Paribas	Brazilian Real	117,107	United States Dollar	23,000	(453)

05/13/2024	HSBC Bank	Indian Rupee	2,657,358	United States Dollar	31,843	(17)

05/13/2024	Deutsche Bank	Indonesian Rupiah	255,000,000	United States Dollar	15,702	(25)

05/13/2024	HSBC Bank	Indonesian Rupiah	72,763,303	United States Dollar	4,624	(150)

05/13/2024	Merrill Lynch	Indonesian Rupiah	577,724,400	United States Dollar	36,000	(483)

05/13/2024	HSBC Bank	United States Dollar	995	Indian Rupee	83,124	(1)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/13/2024	JPMorgan Chase	United States Dollar	25,017	Indian Rupee	2,090,776	$(23)

05/31/2024	Deutsche Bank	Malaysian Ringgit	308,234	United States Dollar	64,948	(228)

05/31/2024	HSBC Bank	Malaysian Ringgit	232,938	United States Dollar	49,052	(142)

05/31/2024	Merrill Lynch	Philippine Peso	280,655	United States Dollar	4,999	(143)

05/31/2024	Barclays	Thai Baht	1,247,337	United States Dollar	35,000	(1,256)

05/31/2024	Citibank	Thai Baht	5,180,000	United States Dollar	145,302	(5,168)

05/31/2024	Deutsche Bank	Thai Baht	4,887,416	United States Dollar	136,902	(4,684)

05/31/2024	Morgan Stanley	Thai Baht	184,761	United States Dollar	5,001	(3)

05/31/2024	UBS	Thai Baht	8,183,812	United States Dollar	221,397	(1)

06/04/2024	State Street	Brazilian Real	465,000	United States Dollar	89,797	(532)

06/04/2024	Barclays	United States Dollar	435,251	Brazilian Real	2,271,117	(729)

06/11/2024	Citibank	Chinese Offshore Yuan	1,473,182	United States Dollar	205,694	(2,176)

06/11/2024	HSBC Bank	Chinese Offshore Yuan	2,275,469	United States Dollar	317,467	(3,115)

06/11/2024	Deutsche Bank	Korean Won	40,036,500	United States Dollar	30,000	(1,053)

06/11/2024	Merrill Lynch	Korean Won	17,039,100	United States Dollar	12,414	(95)

06/11/2024	State Street	Korean Won	14,802,810	United States Dollar	11,000	(297)

06/11/2024	HSBC Bank	United States Dollar	20,300	Chinese Offshore Yuan	146,963	(3)

07/31/2024	Morgan Stanley	Chilean Peso	6,716,710	United States Dollar	7,000	(9)

07/31/2024	Santander	Colombian Peso	52,000,000	United States Dollar	13,186	(126)

07/31/2024	Barclays	Czech Koruna	407,977	United States Dollar	17,419	(96)

07/31/2024	Morgan Stanley	Hungarian Forint	4,311,165	United States Dollar	11,741	(39)

07/31/2024	Morgan Stanley	Polish Zloty	80,083	United States Dollar	19,868	(147)

07/31/2024	Citibank	Romanian Leu	120,201	United States Dollar	25,887	(145)

07/31/2024	Deutsche Bank	South African Rand	2,070,146	United States Dollar	110,000	(854)

07/31/2024	Merrill Lynch	United States Dollar	10,700	Colombian Peso	42,755,488	(38)

07/31/2024	JPMorgan Chase	United States Dollar	32,840	Mexican Peso	572,142	(54)

07/31/2024	Standard Chartered	United States Dollar	31,977	Mexican Peso	559,612	(197)

07/31/2024	Barclays	United States Dollar	30,300	South African Rand	579,746	(266)

07/31/2024	Morgan Stanley	United States Dollar	93,721	South African Rand	1,798,735	(1,115)

08/09/2024	HSBC Bank	United States Dollar	351,183	Indonesian Rupiah	5,730,255,615	(76)

10/31/2024	BNP Paribas	Turkish Lira	2,143,864	United States Dollar	54,000	(72)

10/31/2024	Citibank	Turkish Lira	4,275,731	United States Dollar	108,000	(445)

Subtotal Depreciation						(24,456)

Total						$26,484

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

At April 30, 2024, the Ashmore Emerging Markets Local Currency Bond Fund had the following over the counter interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty

3M MYR KLIBO (Pay Quarterly)	3.622% (Receive Quarterly)	MYR	500,000	03/15/2028	$(439)	$—	$(439)	HSBC Bank

3M MYR KLIBO (Pay Quarterly)	3.680% (Receive Quarterly)	MYR	1,000,000	03/15/2028	(422)	—	(422)	HSBC Bank

							$(861)

At April 30, 2024, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty

5.430% (Pay Semiannually)	1-Day CLP CLICP (Receive Semiannually)	CLP	38,700,000	08/17/2033	$ (178)	$(71)	HSBC Bank

7-Day CNY CNRR (Pay Quarterly)	2.775% (Receive Quarterly)	CNY	1,700,000	03/15/2028	6,392	456	HSBC Bank

1-Day INR MIBOR (Pay Semiannually)	6.452% (Receive Semiannually)	INR	12,171,000	04/12/2029	(917)	(122)	HSBC Bank

3M KRW KWCDC (Pay Quarterly)	3.560% (Receive Quarterly)	KRW	96,700,000	07/17/2026	—	19	BNP Paribas

3M KRW KWCDC (Pay Quarterly)	3.490% (Receive Quarterly)	KRW	96,703,000	07/20/2026	(90)	19	HSBC Bank

3M KRW KWCDC (Pay Quarterly)	3.535% (Receive Quarterly)	KRW	96,180,000	07/19/2026	(36)	19	BNP Paribas

3M KRW KWCDC (Pay Quarterly)	3.540% (Receive Quarterly)	KRW	97,230,000	07/21/2026	(36)	19	BNP Paribas

3M KRW KWCDC (Pay Quarterly)	3.565% (Receive Quarterly)	KRW	97,750,000	07/25/2026	9	19	BNP Paribas

28-Day MXN-TIIE-BANXICO (Pay Lunar)	8.675% (Receive Lunar)	MXN	2,400,000	03/14/2029	(5,910)	(176)	HSBC Bank

6M PLN WIBOR (Pay Semiannually)	4.681% (Receive Annually)	PLN	300,000	06/19/2034	(3,802)	(16)	JP Morgan

6M PLN WIBOR (Pay Semiannually)	4.970% (Receive Annually)	PLN	620,000	09/18/2034	(4,371)	(64)	BNP Paribas

					$(8,939)	$102

**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Financial Certificates	$—	$34,511	$—	$34,511
Government Agencies	—	104,136	—	104,136
Government Bonds	—	9,446,451	—	9,446,451
Index Linked Government Bonds	—	63,285	—	63,285
Short Term Bills and Notes	—	511,910	—	511,910

Total Debt Securities	—	10,160,293	—	10,160,293
Total Investments	$—	$10,160,293	$—	$10,160,293

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$ 50,940	$—	$ 50,940
Centrally Cleared Interest Rate Swap Contracts†	—	6,401	—	6,401
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(24,456)	—	(24,456)
Over the Counter Interest Rate Swap Contracts	—	(861)	—	(861)
Centrally Cleared Interest Rate Swap Contracts†	—	(15,340)	—	(15,340)
Total Other Financial Instruments	$—	$ 16,684	$—	$ 16,684

†Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2024:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk

Assets:
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$6,401	†
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	50,940	—

	$50,940	$6,401

Liabilities:
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$(15,340	)†
Unrealized Depreciation on Over the Counter Interest Rate Swap Contracts	—	(861)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(24,456)	—

	$(24,456)	$(16,201)

†	Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2024:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(42,411)	$—
Net Realized Loss on Interest Rate Swap Contracts	—	(2,556)

	$(42,411)	$(2,556)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$39,638	$—
Net Change in Unrealized Depreciation on Interest Rate Swap Contracts	—	(4,737)

	$39,638	$(4,737)

*	See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Debt Securities

Argentina (Cost $753,810)
Pan American Energy LLC, 8.500%, 04/30/2032[2]		450,000	$449,550	0.78
YPF S.A., 9.500%, 01/17/2031		300,000	302,407	0.52
			751,957	1.30

Brazil (Cost $9,018,863)
Aegea Finance S.a.r.l., 9.000%, 01/20/2031		300,000	315,090	0.54
Banco do Brasil S.A., 6.000%, 03/18/2031		200,000	193,740	0.34
Braskem Netherlands Finance B.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 8.220%), 8.500%, 01/23/2081[3]		350,000	342,672	0.59
BRF S.A., 5.750%, 09/21/2050		210,000	158,681	0.27
CSN Inova Ventures, 6.750%, 01/28/2028		225,000	213,539	0.37
Embraer Netherlands Finance B.V., 7.000%, 07/28/2030		200,000	204,875	0.35
Globo Comunicacao e Participacoes S.A., 5.500%, 01/14/2032		200,000	172,875	0.30
InterCement Financial Operations B.V., 5.750%, 07/17/2024		500,000	412,500	0.71
Itau Unibanco Holding S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.222%), 4.625%, 02/27/2025[3]		235,000	220,785	0.38
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l., 3.625%, 01/15/2032		100,000	83,334	0.14
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l., 6.750%, 03/15/2034		134,000	136,383	0.24
MARB BondCo PLC, 3.950%, 01/29/2031		335,000	268,419	0.46
MC Brazil Downstream Trading S.a.r.l., 7.250%, 06/30/2031		746,340	644,651	1.11
Minerva Luxembourg S.A., 8.875%, 09/13/2033		200,000	205,160	0.36
Oi S.A., 12.500%, (44% PIK), 12/15/2024[2,4,5]		433,322	431,156	0.75
Oi S.A., 10.000%, 07/27/2025[4,6]		4,374,000	21,870	0.04
Petrobras Global Finance B.V., 6.850%, 06/05/2115		100,000	86,528	0.15
Raizen Fuels Finance S.A., 6.450%, 03/05/2034		200,000	199,100	0.34
Rumo Luxembourg S.a.r.l., 4.200%, 01/18/2032		250,000	206,212	0.36
Sitios Latinoamerica S.A.B. de C.V., 5.375%, 04/04/2032		275,000	250,576	0.43
Suzano Austria GmbH, 3.125%, 01/15/2032		360,000	290,160	0.50
			5,058,306	8.73

Chile (Cost $2,764,326)
Antofagasta PLC, 5.625%, 05/13/2032		200,000	192,352	0.33
Antofagasta PLC, 6.250%, 05/02/2034[2]		200,000	199,200	0.34
Banco de Credito e Inversiones S.A., 8.750%, 12/31/2099		400,000	408,848	0.71
Banco Santander Chile, 2.700%, 01/10/2025		225,000	220,023	0.38
BPCE S.A., 3.150%, 03/06/2030		245,000	210,853	0.36
Cencosud S.A., 4.375%, 07/17/2027		200,000	190,500	0.33
GNL Quintero S.A., 4.634%, 07/31/2029		388,320	373,797	0.65
Inversiones CMPC S.A., 6.125%, 02/26/2034		200,000	197,000	0.34
Sociedad Quimica y Minera de Chile S.A., 6.500%, 11/07/2033		200,000	201,000	0.35
VTR Comunicaciones S.p.A., 5.125%, 01/15/2028		300,000	238,125	0.41
VTR Finance N.V., 6.375%, 07/15/2028		200,000	141,000	0.24
			2,572,698	4.44

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

China (Cost $22,276,692)
Central China Real Estate Ltd., 7.250%, 07/16/2024[6]		465,000	$12,788	0.02
Central China Real Estate Ltd., 7.250%, 08/13/2024[6]		1,846,000	50,765	0.09
Central China Real Estate Ltd., 7.250%, 04/28/2025[6]		190,000	5,225	0.01
Central China Real Estate Ltd., 7.650%, 08/27/2025[6]		200,000	5,500	0.01
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[6,7]		200,000	8,000	0.01
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[6]		420,000	16,800	0.03
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[6]		1,236,000	49,440	0.09
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[6]		760,000	30,400	0.05
CIFI Holdings Group Co. Ltd., 5.950%, 10/20/2025[6]		560,000	46,200	0.08
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[6,7]		830,000	12,450	0.02
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[6,7]		3,360,000	50,400	0.09
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[6,7]		1,840,000	27,600	0.05
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[6,7]		925,000	13,875	0.02
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[6,7]		770,000	11,550	0.02
Huarong Finance II Co. Ltd., 4.625%, 06/03/2026		420,000	400,050	0.69
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022[6,7]		1,577,000	42,973	0.07
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[6,7]		1,850,000	39,312	0.07
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[6,7]		690,000	14,663	0.03
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024[6]		1,350,000	35,437	0.06
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[6]		1,180,000	30,237	0.05
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025[6]		625,000	16,016	0.03
KWG Group Holdings Ltd., 6.000%, 01/14/2024[6,7]		490,000	26,950	0.05
KWG Group Holdings Ltd., 7.400%, 01/13/2027[6]		225,000	11,813	0.02
Mega Advance Investments Ltd., 6.375%, 05/12/2041		200,000	211,687	0.36
Meituan, 0.000%, 04/27/2027[8]		200,000	188,100	0.32
New Metro Global Ltd., 4.625%, 10/15/2025		210,000	103,294	0.18
Redco Properties Group Ltd., 9.900%, 02/17/2024[6,7]		980,000	6,252	0.01
Sunac China Holdings Ltd., 6.000%, 09/30/2025[4]		162,490	16,249	0.03
Sunac China Holdings Ltd., 6.250%, 09/30/2026[4]		162,687	14,642	0.02
Sunac China Holdings Ltd., 6.500%, 09/30/2027[4]		325,772	26,225	0.04
Sunac China Holdings Ltd., 6.750%, 09/30/2028[4]		253,973	17,905	0.03
Sunac China Holdings Ltd., 15.000%, 09/30/2028[9]		865,000	190,300	0.33
Sunac China Holdings Ltd., 7.000%, 09/30/2029[4]		489,843	28,166	0.05
Sunac China Holdings Ltd., 7.250%, 09/30/2030[4]		230,395	11,869	0.02
Sunac China Holdings Ltd., 1.000%, 09/30/2032[4]		421,354	28,441	0.05
Tencent Holdings Ltd., 3.975%, 04/11/2029		220,000	205,792	0.35
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[6,7]		3,200,550	160,027	0.28
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027[6]		810,000	40,500	0.07
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[6,7]		1,360,000	10,200	0.02
Zhenro Properties Group Ltd., 6.500%, 09/01/2022[6,7]		2,095,000	15,713	0.03
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[6,7]		700,000	5,250	0.01
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[6,7]		2,315,000	17,363	0.03
			2,256,419	3.89

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Colombia (Cost $3,103,796)
AI Candelaria Spain S.A., 7.500%, 12/15/2028		206,250	$198,515	0.34
AI Candelaria Spain S.A., 5.750%, 06/15/2033		250,000	193,437	0.33
Banco Davivienda S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.097%), 6.650%, 04/22/2031[3]		430,000	300,665	0.52
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.944%), 4.625%, 12/18/2029[3]		400,000	385,750	0.67
Ecopetrol S.A., 6.875%, 04/29/2030		75,000	71,648	0.12
Ecopetrol S.A., 8.875%, 01/13/2033		425,000	434,148	0.75
Ecopetrol S.A., 8.375%, 01/19/2036		200,000	194,116	0.33
Ecopetrol S.A., 5.875%, 05/28/2045		285,000	202,350	0.35
Empresas Publicas de Medellin ESP, 4.375%, 02/15/2031		280,000	225,672	0.39
Frontera Energy Corp., 7.875%, 06/21/2028		275,000	224,641	0.39
Grupo Aval Ltd., 4.375%, 02/04/2030		200,000	166,000	0.29
Oleoducto Central S.A., 4.000%, 07/14/2027		222,000	205,419	0.35
Promigas S.A. ESP/Gases del Pacifico SAC, 3.750%, 10/16/2029		200,000	173,500	0.30
			2,975,861	5.13

Czech Republic (Cost $2,287,648)
CETIN Group N.V., 3.125%, 04/14/2027	EUR	120,000	123,885	0.21
Energo-Pro A.S., 8.500%, 02/04/2027		205,000	206,473	0.36
New World Resources N.V., 8.000%, 04/07/2020[6,7,10]	EUR	1,685,299	—	—
New World Resources N.V., 0.000%, 10/07/2020[2,5,6,7,10]	EUR	101,612	—	—
New World Resources N.V., 4.000%, 10/07/2020[6,7,10]	EUR	700,590	—	—
			330,358	0.57

Ecuador (Cost $263,384)
International Airport Finance S.A., 12.000%, 03/15/2033		252,378	267,521	0.46
			267,521	0.46

Georgia (Cost $200,000)
Bank of Georgia JSC, (Variable, USD SOFR ICE Swap Rate 5Y + 5.618%), 9.500%, 07/16/2029[2,3]		200,000	198,125	0.34
			198,125	0.34

Ghana (Cost $346,999)
Tullow Oil PLC, 10.250%, 05/15/2026		340,000	327,994	0.57
			327,994	0.57

Hong Kong (Cost $2,028,379)
AIA Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.758%), 2.700%, 04/07/2026[3]		200,000	185,214	0.32
Bank of East Asia (The) Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.300%), 4.875%, 04/22/2032[3]		300,000	279,375	0.48
Phoenix Lead Ltd., 4.850%, 08/23/2024		275,000	211,750	0.36
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.850%), 6.187%, 07/06/2027[3]		260,000	261,401	0.45
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.976%), 7.750%, 08/15/2027[3]		405,000	399,938	0.69

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Hong Kong (continued)
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.850%), 6.750%, 02/08/2028[3]		260,000	$265,626	0.46
Standard Chartered PLC, 7.875%, 03/08/2030		350,000	340,922	0.59
			1,944,226	3.35

India (Cost $3,163,030)
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.700%, 03/12/2042		200,000	185,500	0.32
Bharti Airtel Ltd., 3.250%, 06/03/2031		300,000	256,125	0.44
Greenko Power II Ltd., 4.300%, 12/13/2028		315,000	281,295	0.49
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		200,000	192,625	0.33
HDFC Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.925%), 3.700%, 08/25/2026[3]		225,000	207,422	0.36
India Airport Infra, 6.250%, 10/25/2025		250,000	248,828	0.43
Indiabulls Housing Finance Ltd., 9.700%, 07/03/2027[2]		200,000	193,563	0.33
JSW Hydro Energy Ltd., 4.125%, 05/18/2031		193,200	167,601	0.29
Network i2i Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.390%), 3.975%, 03/03/2026[3]		300,000	284,812	0.49
Power Finance Corp. Ltd., 4.500%, 06/18/2029		435,000	407,677	0.70
REC Ltd., 3.500%, 12/12/2024		210,000	206,456	0.36
Reliance Industries Ltd., 3.750%, 01/12/2062		250,000	165,000	0.28
TML Holdings Pte. Ltd., 4.350%, 06/09/2026		210,000	200,419	0.35
Vedanta Resources Finance II PLC, 13.875%, 01/21/2027		117,500	110,303	0.19
			3,107,626	5.36

Indonesia (Cost $2,021,059)
Bank Negara Indonesia Persero Tbk PT, 3.750%, 03/30/2026		275,000	260,047	0.45
Freeport Indonesia PT, 4.763%, 04/14/2027		295,000	284,914	0.49
Freeport Indonesia PT, 6.200%, 04/14/2052		220,000	205,986	0.36
Indofood CBP Sukses Makmur Tbk PT, 3.398%, 06/09/2031		200,000	169,250	0.29
Indofood CBP Sukses Makmur Tbk PT, 4.745%, 06/09/2051		200,000	154,625	0.27
Medco Bell Pte. Ltd., 6.375%, 01/30/2027		355,000	344,904	0.59
Minejesa Capital B.V., 4.625%, 08/10/2030		185,960	173,196	0.30
Minejesa Capital B.V., 5.625%, 08/10/2037		200,000	173,387	0.30
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.850%, 10/14/2038		310,000	275,125	0.47
			2,041,434	3.52

Iraq (Cost $384,989)
DNO A.S.A., 7.875%, 09/09/2026[2]		400,000	394,000	0.68
			394,000	0.68

Israel (Cost $1,630,200)
Energian Israel Finance Ltd., 8.500%, 09/30/2033[2]		290,513	278,892	0.48
Leviathan Bond Ltd., 6.125%, 06/30/2025[2]		225,000	219,375	0.38
Leviathan Bond Ltd., 6.500%, 06/30/2027[2]		238,000	223,423	0.38
Leviathan Bond Ltd., 6.750%, 06/30/2030[2]		430,000	382,700	0.66

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Israel (continued)
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		405,000	$410,569	0.71
			1,514,959	2.61

Jordan (Cost $198,410)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	191,750	0.33
			191,750	0.33

Kazakhstan (Cost $1,249,157)
KazMunayGas National Co. JSC, 5.375%, 04/24/2030		210,000	200,353	0.35
KazMunayGas National Co. JSC, 5.750%, 04/19/2047		420,000	348,075	0.60
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		365,000	325,192	0.56
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		430,000	405,141	0.70
			1,278,761	2.21

Kuwait (Cost $821,832)
MEGlobal Canada ULC, 5.000%, 05/18/2025		390,000	384,881	0.66
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[3]		265,000	254,897	0.44
NBK Tier 1 Ltd., (Variable, USD CMT 6Y + 2.875%), 3.625%, 08/24/2026[3]		200,000	183,496	0.32
			823,274	1.42

Malaysia (Cost $438,262)
Axiata Spv5 Labuan Ltd., 3.064%, 08/19/2050		200,000	125,563	0.22
MISC Capital Two Labuan Ltd., 3.750%, 04/06/2027		315,000	298,167	0.51
			423,730	0.73

Mexico (Cost $4,033,504)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		240,000	239,475	0.41
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[3]		215,000	214,720	0.37
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[3]		335,000	306,592	0.53
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.214%), 8.125%, 01/08/2039[3]		200,000	202,130	0.35
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.875%, 02/15/2039		300,000	313,108	0.54
Cemex S.A.B. de C.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.534%), 5.125%, 06/08/2026[3]		250,000	239,887	0.41
CIBANCO S.A. Institucion de Banca Multiple Trust CIB, 4.375%, 07/22/2031		440,000	357,023	0.62
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		246,015	242,940	0.42
Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 05/13/2031		200,000	170,000	0.29
Electricidad Firme de Mexico Holdings S.A. de C.V., 4.900%, 11/20/2026		200,000	189,688	0.33
Grupo Axo S.A.P.I. de C.V., 5.750%, 06/08/2026		253,000	242,824	0.42
Grupo Bimbo S.A.B. de C.V., 3.875%, 06/27/2024		215,000	213,895	0.37

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Mexico (continued)
Industrias Penoles S.A.B. de C.V., 4.750%, 08/06/2050		200,000	$152,000	0.26
Metalsa S.A.P.I de C.V., 3.750%, 05/04/2031		150,000	120,563	0.21
Mexico Generadora de Energia S. de R.L., 5.500%, 12/06/2032		218,082	210,721	0.36
Nemak S.A.B. de C.V., 3.625%, 06/28/2031		200,000	156,500	0.27
Trust Fibra Uno, 6.390%, 01/15/2050		223,000	173,731	0.30
			3,745,797	6.46

Morocco (Cost $652,196)
OCP S.A., 3.750%, 06/23/2031		320,000	265,073	0.46
OCP S.A., 6.875%, 04/25/2044		200,000	183,687	0.31
OCP S.A., 5.125%, 06/23/2051		200,000	144,750	0.25
			593,510	1.02

Nigeria (Cost $445,772)
IHS Netherlands Holdco B.V., 8.000%, 09/18/2027		470,000	441,800	0.76
			441,800	0.76

Oman (Cost $488,771)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	194,313	0.33
Oryx Funding Ltd., 5.800%, 02/03/2031		300,000	295,359	0.51
			489,672	0.84

Panama (Cost $331,806)
C&W Senior Finance Ltd., 6.875%, 09/15/2027		370,000	345,950	0.60
			345,950	0.60

Papua New Guinea (Cost $300,000)
Puma International Financing S.A., 7.750%, 04/25/2029[2]		300,000	302,829	0.52
			302,829	0.52

Peru (Cost $1,467,992)
Banco de Credito del Peru S.A., 5.850%, 01/11/2029		200,000	197,700	0.34
Banco de Credito del Peru S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.000%), 3.125%, 07/01/2030[3]		175,000	166,399	0.29
Banco Internacional del Peru S.A.A. Interbank, 7.625%, 01/16/2034		200,000	205,470	0.35
InRetail Shopping Malls, 5.750%, 04/03/2028		120,000	116,025	0.20
Kallpa Generacion S.A., 4.125%, 08/16/2027		200,000	188,312	0.33
Minsur S.A., 4.500%, 10/28/2031		215,000	186,378	0.32
Nexa Resources S.A., 6.750%, 04/09/2034[2]		200,000	200,690	0.35
Transportadora de Gas del Peru S.A., 4.250%, 04/30/2028		176,000	168,969	0.29
			1,429,943	2.47

Philippines (Cost $458,119)
Development Bank of the Philippines, 2.375%, 03/11/2031		250,000	202,820	0.35
Petron Corp., (Variable, 7.574% - U.S. Treasury Yield Curve Rate CMT 5Y), 5.950%, 04/19/2026[3]		270,000	260,803	0.45
			463,623	0.80

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Poland (Cost $277,068)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	300,000	$275,498	0.48
			275,498	0.48

Qatar (Cost $1,711,928)
ABQ Finance Ltd., 1.875%, 09/08/2025		250,000	236,680	0.41
Ahli Bank QSC, (Variable, U.S. Treasury Yield Curve Rate
CMT 5Y + 3.451%), 4.000%, 02/17/2026[3]		320,000	293,800	0.51
CBQ Finance Ltd., 2.000%, 09/15/2025		250,000	237,422	0.41
CBQ Finance Ltd., 2.000%, 05/12/2026		260,000	241,140	0.42
Commercial Bank PSQC (The), (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.874%), 4.500%, 03/03/2026[3]		320,000	298,700	0.51
Doha Finance Ltd., 2.375%, 03/31/2026		435,000	406,044	0.70
			1,713,786	2.96

Romania (Cost $141,226)
NE Property B.V., 2.000%, 01/20/2030	EUR	175,000	159,213	0.27
			159,213	0.27

Russian Federation (Cost $1,481,647)
Sovcombank Via SovCom Capital DAC, 7.600%, 02/17/2027[6,11]		1,605,000	2	—
			2	—

Saudi Arabia (Cost $2,100,001)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		356,724	342,567	0.59
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		300,000	298,124	0.51
EIG Pearl Holdings S.a.r.l., 3.545%, 08/31/2036		480,000	398,850	0.69
EIG Pearl Holdings S.a.r.l., 4.387%, 11/30/2046		340,000	255,956	0.44
Greensaif Pipelines Bidco S.a.r.l., 6.510%, 02/23/2042		435,000	436,087	0.75
Saudi Arabian Oil Co., 4.375%, 04/16/2049		210,000	165,638	0.29
SNB Funding Ltd., 2.750%, 10/02/2024		200,000	197,166	0.34
			2,094,388	3.61

Singapore (Cost $375,929)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[3]		370,000	360,380	0.62
			360,380	0.62

South Africa (Cost $3,015,943)
Absa Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.411%), 6.375%, 05/27/2026[3]		200,000	193,062	0.33
Anglo American Capital PLC, 4.750%, 04/10/2027		200,000	194,787	0.34
Anglo American Capital PLC, 3.875%, 03/16/2029		200,000	185,103	0.32
Anglo American Capital PLC, 5.625%, 04/01/2030		230,000	229,565	0.40
Anglo American Capital PLC, 5.500%, 05/02/2033		400,000	390,584	0.67
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		270,000	241,515	0.42
Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024		230,000	229,793	0.40
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		210,000	211,181	0.36

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

South Africa (continued)
Prosus N.V., 3.257%, 01/19/2027		200,000	$184,125	0.32
Prosus N.V., 3.061%, 07/13/2031		320,000	257,600	0.44
Prosus N.V., 4.027%, 08/03/2050		360,000	228,150	0.39
Prosus N.V., 3.832%, 02/08/2051		300,000	184,125	0.32
Prosus N.V., 4.987%, 01/19/2052		285,000	207,694	0.36
			2,937,284	5.07

South Korea (Cost $1,574,213)
Hyundai Capital Services, Inc., 5.125%, 02/05/2029		200,000	193,875	0.33
Kyobo Life Insurance Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.887%), 5.900%, 06/15/2052[3]		225,000	222,750	0.38
POSCO, 5.875%, 01/17/2033		200,000	200,375	0.35
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.064%), 2.875%, 05/12/2026[3]		255,000	235,237	0.41
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.500%), 3.340%, 02/05/2030[3]		315,000	307,519	0.53
SK Hynix, Inc., 5.500%, 01/16/2029		200,000	196,502	0.34
Woori Bank, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.664%), 4.250%, 10/04/2024[3]		205,000	201,925	0.35
			1,558,183	2.69

Taiwan (Cost $167,695)
Foxconn Far East Ltd., 2.500%, 10/28/2030		200,000	165,188	0.29
			165,188	0.29

Tanzania (Cost $440,954)
HTA Group Ltd., 7.000%, 12/18/2025		255,000	254,602	0.44
HTA Group Ltd., 2.875%, 03/18/2027		200,000	178,162	0.31
			432,764	0.75

Thailand (Cost $1,138,386)
Bangkok Bank PCL, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.729%), 5.000%, 09/23/2025[3]		270,000	261,562	0.45
Bangkok Bank PCL, 9.025%, 03/15/2029		230,000	257,943	0.45
GC Treasury Center Co. Ltd., 2.980%, 03/18/2031		200,000	166,776	0.29
Kasikornbank PCL, 5.458%, 03/07/2028		200,000	198,750	0.34
Kasikornbank PCL, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.700%), 3.343%, 10/02/2031[3]		245,000	226,405	0.39
			1,111,436	1.92

Turkey (Cost $2,756,639)
Akbank TAS, 9.369%, 03/14/2029		400,000	396,375	0.68
Ford Otomotiv Sanayi A.S., 7.125%, 04/25/2029[2]		400,000	400,280	0.69
Sisecam UK PLC, 8.250%, 05/02/2029[2]		250,000	254,303	0.44
Sisecam UK PLC, 8.625%, 05/02/2032[2]		250,000	253,437	0.44
Turkiye Garanti Bankasi A.S., (Variable, USD ICE Swap Rate 5Y + 4.220%), 7.177%, 05/24/2027[3]		205,000	203,206	0.35
Turkiye Garanti Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.090%), 8.375%, 02/28/2034[3]		300,000	298,031	0.51

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Turkey (continued)
Turkiye Vakiflar Bankasi T.A.O., 9.000%, 10/12/2028		200,000	$209,188	0.36
Turkiye Vakiflar Bankasi T.A.O., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.493%), 10.117%, 04/24/2029[2,3]		200,000	200,980	0.35
Yapi ve Kredi Bankasi A.S., 9.250%, 10/16/2028		250,000	265,000	0.46
Yapi ve Kredi Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.499%), 9.743%, 04/04/2029[2,3]		300,000	298,875	0.52
			2,779,675	4.80

Ukraine (Cost $341,429)
MHP Lux S.A., 6.950%, 04/03/2026		210,000	170,887	0.29
VEON Holdings B.V., 3.375%, 11/25/2027		205,000	166,563	0.29
			337,450	0.58

United Arab Emirates (Cost $3,268,182)
Alpha Star Holding VII Ltd., 7.750%, 04/27/2026		205,000	206,153	0.36
BOS Funding Ltd., 7.000%, 03/14/2028		200,000	206,687	0.36
DP World Ltd., 6.850%, 07/02/2037		210,000	221,681	0.38
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[3]		250,000	247,750	0.43
First Abu Dhabi Bank PJSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.138%), 4.500%, 04/05/2026[3]		500,000	480,781	0.83
First Abu Dhabi Bank PJSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.700%), 6.320%, 04/04/2034[3]		200,000	201,750	0.35
Galaxy Pipeline Assets Bidco Ltd., 1.750%, 09/30/2027		196,420	182,486	0.31
Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040		796,728	612,983	1.06
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 07/31/2026		200,000	198,813	0.34
MAF Global Securities Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.539%), 6.375%, 03/20/2026[3]		380,000	375,369	0.65
MAF Global Securities Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.893%), 7.875%, 06/30/2027[3]		200,000	205,313	0.35
			3,139,766	5.42

Venezuela (Cost $5,711,953)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[6,7]		3,730,000	2,918,725	5.03
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[6]		6,503,116	936,449	1.62
			3,855,174	6.65

Vietnam (Cost $307,097)
Mong Duong Finance Holdings B.V., 5.125%, 05/07/2029		355,082	338,659	0.58
			338,659	0.58

Zambia (Cost $344,688)
First Quantum Minerals Ltd., 8.625%, 06/01/2031		353,000	343,275	0.59
			343,275	0.59

Total Debt Securities (Cost $86,283,974)			55,874,244	96.39

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Bank Loans

Czech Republic (Cost $362,933)

New World Resources N.V., 8.500%, 10/07/2016[7,10]	EUR	952,167	$—	—
			—	—

Total Bank Loans (Cost $362,933)			—	—

	Currency[1]	Shares	Value	% of Net Assets

Equity Securities

China (Cost $52,952)
Sunac Services Holdings Ltd.[2]	HKD	194,634	$48,678	0.08
			48,678	0.08

Czech Republic (Cost $1,093,254)
New World Resources PLC, Class A*,10	GBP	36,580,138	—	—
			—	—

Niger (Cost $877,496)
Savannah Energy PLC*,11	GBP	2,258,852	739,507	1.28
			739,507	1.28

Total Equity Securities (Cost $2,023,702)			788,185	1.36

Total Investments (Total Cost $88,670,609)			56,662,429	97.75
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			1,303,651	2.25

Net Assets			$57,966,080	100.00

*	Non-income producing security.

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

[4]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

[5]

Restricted security that has been deemed illiquid. At April 30, 2024 the value of these restricted illiquid securities amount to $431,156 or 0.74% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 0.0000%, 10/07/2020	10/7/14	$—
Oi S.A., 12.500%, 12/15/2024	2/6/24-4/23/24	433,323

[6]	Issuer has defaulted on terms of debt obligation.

[7]	Maturity has been extended under the terms of a plan of reorganization.

[8]	Zero coupon bond.

[9]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.

[10]	Security has been deemed worthless and is a Level 3 investment.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

[11]	Security is a Level 3 investment.

Percentages shown are based on net assets.

At April 30, 2024, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/08/2024	Barclays	United States Dollar	717,015	British Pound	570,129	$4,580

05/08/2024	Deutsche Bank	United States Dollar	1,270,326	Euro	1,175,161	15,781

Subtotal Appreciation						20,361

05/08/2024	Barclays	Euro	649,518	United States Dollar	702,230	(8,836)

Subtotal Depreciation						(8,836)

Total						$11,525

The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$41,384,541	$2	$41,384,543
Corporate Convertible Bonds	—	4,293,997	—	4,293,997
Financial Certificates	—	752,028	—	752,028
Government Agencies	—	9,218,005	—	9,218,005
Municipal Bonds	—	225,671	—	225,671

Total Debt Securities	—	55,874,242	2	55,874,244
Bank Loans
Equity Securities
Common Stock
China	—	48,678	—	48,678
Niger	—	—	739,507	739,507

Total Common Stock	—	48,678	739,507	788,185

Total Investments	$—	$55,922,920	$739,509	$56,662,429

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$20,361	$—	$20,361
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(8,836)	—	(8,836)

Total Other Financial Instruments	$—	$11,525	$—	$11,525

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2024:

Category and Subcategory	Beginning Balance at 10/31/2023	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2024	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2024

Investments, at value

Common Stock Niger	$720,699	$—	$—	$ —	$—	$18,808	$—	$—	$739,507	$—

Corporate Bonds

Russian Federation	2	—	—	—	—	—	—	—	2	—

Brazil	4,291	—	68	(4,342)	4,252	(4,269)	—	—	—	—
Total	$724,992	$—	$68	$(4,342)	$4,252	$14,539	$—	$—	$739,509	$—

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2024:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at	Valuation	Unobservable
	04/30/2024	Technique	Input

Common Stock	$739,507	Transaction Price	$0.26
Corporate Bonds	2	Zero Priced Asset	$0.00

Total	$739,509

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2024:

Derivatives Not Accounted for as
Hedging Instruments
Foreign
Exchange Risk

Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$20,361

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(8,836)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2024:

Derivatives Not Accounted for as
Hedging Instruments
Foreign
Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(19,436)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:

Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(23,840)

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Debt Securities

Bahrain (Cost $598,166)
BBK BSC, 5.500%, 07/09/2024		600,000	$595,188	1.80
			595,188	1.80

Brazil (Cost $8,706,105)
Banco do Brasil S.A., 4.875%, 01/11/2029		400,000	375,000	1.14
CSN Inova Ventures, 6.750%, 01/28/2028		440,000	417,588	1.26
InterCement Financial Operations B.V., 5.750%, 07/17/2024		2,000,000	1,650,000	4.99
NBM U.S. Holdings, Inc., 7.000%, 05/14/2026		400,000	399,875	1.21
Oi S.A., 12.500%, (44% PIK), 12/15/2024[2,3,4]		241,601	240,393	0.73
Oi S.A., 10.000%, 07/27/2025[3,5]		5,400,000	27,000	0.08
			3,109,856	9.41

Chile (Cost $279,304)
Inversiones CMPC S.A., 4.750%, 09/15/2024		280,000	277,214	0.84
			277,214	0.84

China (Cost $26,178,970)
Central China Real Estate Ltd., 7.900%, 11/07/2023[5,6]		560,000	12,690	0.04
Central China Real Estate Ltd., 7.250%, 07/16/2024[5]		1,275,000	35,062	0.11
Central China Real Estate Ltd., 7.250%, 08/13/2024[5]		299,000	8,222	0.02
Central China Real Estate Ltd., 7.250%, 04/28/2025[5]		190,000	5,225	0.02
Central China Real Estate Ltd., 7.500%, 07/14/2025[5]		422,000	12,517	0.04
Central China Real Estate Ltd., 7.650%, 08/27/2025[5]		270,000	7,425	0.02
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[5,6]		410,000	16,400	0.05
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[5]		210,000	8,400	0.03
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[5]		1,135,000	45,400	0.14
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[5]		1,085,000	43,400	0.13
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[5,6]		4,000,000	60,000	0.18
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[5,6]		4,160,000	62,400	0.19
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[5,6]		1,510,000	22,650	0.07
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[5,6]		4,875,000	103,594	0.31
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[5,6]		3,930,000	83,512	0.25
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[5]		4,280,000	109,675	0.33
KWG Group Holdings Ltd., 6.000%, 01/14/2024[5,6]		410,000	22,550	0.07
KWG Group Holdings Ltd., 5.875%, 11/10/2024[5]		435,000	22,837	0.07
KWG Group Holdings Ltd., 7.400%, 01/13/2027[5]		380,000	19,950	0.06
New Metro Global Ltd., 4.625%, 10/15/2025		310,000	152,481	0.46
Sunac China Holdings Ltd., 6.000%, 09/30/2025[3]		88,551	8,855	0.03
Sunac China Holdings Ltd., 6.250%, 09/30/2026[3]		88,658	7,979	0.02
Sunac China Holdings Ltd., 6.500%, 09/30/2027[3]		177,535	14,292	0.04
Sunac China Holdings Ltd., 6.750%, 09/30/2028[3]		138,704	9,779	0.03
Sunac China Holdings Ltd., 0.000%, 09/30/2028[7]		473,000	104,060	0.31
Sunac China Holdings Ltd., 7.000%, 09/30/2029[3]		266,949	15,350	0.05
Sunac China Holdings Ltd., 7.250%, 09/30/2030[3]		125,568	6,469	0.02
Sunac China Holdings Ltd., 1.000%, 09/30/2032[3]		229,624	15,500	0.05

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

China (continued)
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[5,6]		670,000	$33,500	0.10
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[5,6]		4,940,000	247,000	0.75
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[5,6]		4,920,000	36,900	0.11
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[5,6]		813,000	6,097	0.02
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[5,6]		1,017,000	7,627	0.02
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[5,6]		575,000	4,313	0.01
			1,372,111	4.15

Colombia (Cost $811,509)
ABRA Global Finance, 11.500%, (57% PIK), 03/02/2028[2,3]		15,341	13,965	0.04
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate
CMT 5Y + 2.929%), 6.909%, 10/18/2027		800,000	789,880	2.39
			803,845	2.43

Czech Republic (Cost $403,782)
Energo-Pro A.S., 8.500%, 02/04/2027		400,000	402,875	1.22
			402,875	1.22

Egypt (Cost $193,155)
Egypt (Rep of), 7.500%, 01/31/2027		200,000	189,250	0.57
			189,250	0.57

Ghana (Cost $1,343,609)
Tullow Oil PLC, 10.250%, 05/15/2026		1,322,000	1,275,317	3.86
			1,275,317	3.86

Guatemala (Cost $164,788)
Millicom International Cellular S.A., 5.125%, 01/15/2028		180,000	166,050	0.50
			166,050	0.50

Hong Kong (Cost $811,500)
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.100%), 7.776%, 11/16/2025		800,000	807,120	2.44
			807,120	2.44

Hungary (Cost $411,392)
OTP Bank Nyrt., (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.711%), 7.500%, 05/25/2027		400,000	408,625	1.24
			408,625	1.24

India (Cost $2,613,494)
Clean Renewable Power Mauritius Pte. Ltd., 4.250%, 03/25/2027		653,370	599,875	1.81
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		900,000	866,812	2.62
India Airport Infra, 6.250%, 10/25/2025		600,000	597,188	1.81
Power Finance Corp. Ltd., 3.750%, 06/18/2024		400,000	398,688	1.20
TML Holdings Pte. Ltd., 4.350%, 06/09/2026		200,000	190,875	0.58
			2,653,438	8.02

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

				% of Net
	Currency[1]	Par	Value	Assets

Indonesia (Cost $766,500)
Freeport Indonesia PT, 4.763%, 04/14/2027		400,000	$386,324	1.17
Medco Bell Pte. Ltd., 6.375%, 01/30/2027		400,000	388,625	1.17
			774,949	2.34

Jordan (Cost $890,820)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		900,000	862,875	2.61
			862,875	2.61

Kazakhstan (Cost $337,810)
KazMunayGas National Co. JSC, 4.750%, 04/19/2027		378,000	362,408	1.10
			362,408	1.10

Lebanon (Cost $9,180,955)
Lebanon (Rep of), 6.375%, 03/09/2020[5,6]		1,065,000	66,563	0.20
Lebanon (Rep of), 5.800%, 04/14/2020[5,6]		4,930,000	308,125	0.93
Lebanon (Rep of), 6.150%, 06/19/2020[5,6]		4,537,000	283,562	0.86
			658,250	1.99

Mexico (Cost $3,313,711)
Banco Santander Mexico S.A. Institucion de Banca Multiple
Grupo Financiero Santander, 5.375%, 04/17/2025		400,000	398,000	1.21
Grupo Axo S.A.P.I. de C.V., 5.750%, 06/08/2026		1,002,000	961,699	2.91
Petroleos Mexicanos, 5.350%, 02/12/2028		1,864,000	1,630,814	4.93
Trust Fibra Uno, 5.250%, 01/30/2026		400,000	387,200	1.17
			3,377,713	10.22

Morocco (Cost $765,002)
OCP S.A., 4.500%, 10/22/2025		750,000	733,575	2.22
			733,575	2.22

Pakistan (Cost $187,237)
Pakistan (Rep of), 6.875%, 12/05/2027		219,000	187,269	0.57
			187,269	0.57

Peru (Cost $359,371)
Banco de Credito del Peru S.A., 5.850%, 01/11/2029		200,000	197,700	0.60
Transportadora de Gas del Peru S.A., 4.250%, 04/30/2028		160,000	153,608	0.46
			351,308	1.06

Saudi Arabia (Cost $1,595,002)
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		1,602,000	1,591,985	4.81
			1,591,985	4.81

South Africa (Cost $381,944)
Prosus N.V., 3.257%, 01/19/2027		410,000	377,456	1.14
			377,456	1.14

Tanzania (Cost $614,107)
HTA Group Ltd., 7.000%, 12/18/2025		650,000	648,984	1.96
			648,984	1.96

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

				% of Net
	Currency[1]	Par	Value	Assets

Tunisia (Cost $194,412)
Tunisia (Rep of), 6.375%, 07/15/2026	EUR	213,000	$190,233	0.58
			190,233	0.58

United Arab Emirates (Cost $197,959)
BOS Funding Ltd., 4.000%, 09/18/2024		200,000	197,458	0.60
			197,458	0.60

United States (Cost $282,684)
U.S. Treasury Bill, 5.071%, 05/16/2024[8]		283,300	282,677	0.85
			282,677	0.85

Venezuela (Cost $11,158,543)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[5,6]		12,447,500	9,740,169	29.46
			9,740,169	29.46

Total Debt Securities (Cost $72,741,831)			32,398,198	97.99

				% of Net
	Currency[1]	Shares	Value	Assets

Equity Securities

China (Cost $28,857)
Sunac Services Holdings Ltd.[2]	HKD	106,069	$26,528	0.08
			26,528	0.08

Total Equity Securities (Cost $28,857)			26,528	0.08

Total Investments (Total Cost $72,770,688)			32,424,726	98.07

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			639,456	1.93

Net Assets			$33,064,182	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

[4]

Restricted security that has been deemed illiquid. At April 30, 2024 the value of these restricted illiquid securities amount to $240,393 or 0.73% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST

Oi S.A., 12.500%, 12/15/2024	2/6/24-4/23/24	$241,601

[5]	Issuer has defaulted on terms of debt obligation.

[6]	Maturity has been extended under the terms of a plan of reorganization.

[7]	Zero coupon bond.

[8]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

At April 30, 2024, the Ashmore Emerging Markets Short Duration Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/08/2024	Barclays	United States Dollar	203,923	Euro	188,268	$2,938

Subtotal Appreciation						2,938

Total						$2,938

The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$16,179,856	$—	$16,179,856
Corporate Convertible Bonds	—	119,559	—	119,559
Financial Certificates	—	1,591,985	—	1,591,985
Government Agencies	—	13,189,352	—	13,189,352
Government Bonds	—	1,034,769	—	1,034,769
Short Term Bills and Notes	—	282,677	—	282,677

Total Debt Securities	—	32,398,198	—	32,398,198
Equity Securities
Common Stock
China	—	26,528	—	26,528

Total Investments	$—	$32,424,726	$—	$32,424,726

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$2,938	$—	$2,938

Total Other Financial Instruments	$—	$2,938	$—	$2,938

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2024:

Derivatives Not Accounted for as
Hedging Instruments
Foreign
Exchange Risk

Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$2,938

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2024:

Derivatives Not Accounted for as
Hedging Instruments
Foreign
Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(9,346)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$ 2,546

*See Note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $992,870)
Globant S.A.*		3,400	$607,206	2.42
Vista Energy S.A.B. de C.V. ADR*		5,600	241,640	0.96
			848,846	3.38
Brazil (Cost $881,425)
Petroleo Brasileiro S.A. ADR (New York Exchange)		29,797	505,655	2.01
Raia Drogasil S.A.	BRL	72,300	356,167	1.42
			861,822	3.43
China (Cost $6,426,629)
Alibaba Group Holding Ltd.	HKD	55,600	521,936	2.08
ANTA Sports Products Ltd.	HKD	42,600	483,338	1.93
Baidu, Inc., Class A*	HKD	29,050	377,968	1.51
BYD Co. Ltd., Class H	HKD	9,500	260,379	1.04
H World Group Ltd. ADR		5,078	186,413	0.74
KE Holdings, Inc. ADR		38,751	585,915	2.33
Meituan, Class B*,2	HKD	56,840	782,907	3.12
NARI Technology Co. Ltd., Class A	CNH	112,249	363,702	1.45
NetEase, Inc.	HKD	13,200	246,993	0.98
Shenzhen Inovance Technology Co. Ltd., Class A	CNH	42,097	345,691	1.38
Tencent Holdings Ltd.	HKD	43,300	1,903,720	7.58
Trip.com Group Ltd. ADR*		15,453	745,763	2.97
Zijin Mining Group Co. Ltd., Class H	HKD	102,000	223,851	0.89
			7,028,576	28.00
Hong Kong (Cost $517,924)
AIA Group Ltd.	HKD	78,600	576,373	2.29
			576,373	2.29
India (Cost $2,759,909)
HDFC Bank Ltd. ADR		6,551	377,337	1.50
ICICI Bank Ltd. ADR		22,683	624,463	2.49
Larsen & Toubro Ltd.	INR	5,663	243,002	0.97
Maruti Suzuki India Ltd.	INR	4,264	652,204	2.60
Reliance Industries Ltd.	INR	23,519	823,636	3.28
Tata Consultancy Services Ltd.	INR	14,251	652,483	2.60
			3,373,125	13.44
Indonesia (Cost $368,114)
Bank Central Asia Tbk PT	IDR	204,500	122,579	0.49
Telkom Indonesia Persero Tbk PT	IDR	1,006,900	195,707	0.78
			318,286	1.27
Mexico (Cost $1,268,556)
Cemex S.A.B. de C.V. ADR*		29,690	234,848	0.93
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	84,100	832,372	3.32

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Mexico (continued)
Grupo Mexico S.A.B. de C.V., Series B	MXN	41,115	$254,047	1.01
			1,321,267	5.26
Russian Federation (Cost $2,514,310)
Gazprom PJSC*,3	RUB	84,440	—	—
LUKOIL PJSC[3]	RUB	12,180	—	—
Moscow Exchange MICEX-RTS PJSC[4]	RUB	528,670	1	—
			1	—
Saudi Arabia (Cost $430,949)
Saudi Arabian Oil Co.[2]	SAR	55,035	441,811	1.76
			441,811	1.76
South Africa (Cost $552,277)
Naspers Ltd., Class N	ZAR	3,280	627,712	2.50
			627,712	2.50
South Korea (Cost $3,296,697)
NAVER Corp.	KRW	2,409	317,154	1.26
Samsung Biologics Co. Ltd.*,2	KRW	566	318,778	1.27
Samsung Electronics Co. Ltd.	KRW	27,236	1,507,461	6.01
SK Hynix, Inc.	KRW	5,746	703,268	2.80
SK Square Co. Ltd.*	KRW	7,435	406,338	1.62
			3,252,999	12.96
Taiwan (Cost $2,720,313)
MediaTek, Inc.	TWD	19,000	575,414	2.29
Parade Technologies Ltd.	TWD	5,000	114,699	0.46
Realtek Semiconductor Corp.	TWD	7,000	110,944	0.44
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	97,021	2,337,777	9.31
Wistron Corp.	TWD	66,000	225,098	0.90
			3,363,932	13.40
Thailand (Cost $484,964)
Airports of Thailand PCL	THB	265,200	466,927	1.86
			466,927	1.86
United Arab Emirates (Cost $570,822)
Aldar Properties PJSC	AED	415,410	617,663	2.46
			617,663	2.46

Total Common Stocks (Cost $23,785,759)			23,099,340	92.01

Preferred Stocks

Brazil (Cost $1,267,745)
Gerdau S.A., 1.826%[5]	BRL	172,680	607,237	2.42

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Brazil (continued)
Itau Unibanco Holding S.A. ADR, 3.726%[5]		96,222	$582,143	2.32
			1,189,380	4.74

Total Preferred Stocks (Cost $1,267,745)			1,189,380	4.74

Total Investments (Total Cost $25,053,504)			24,288,720	96.75

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			814,786	3.25

Net Assets			$25,103,506	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Security has been deemed worthless and is a Level 3 investment.
[4]	Security is a Level 3 investment.
[5]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

At April 30, 2024, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	12.1%
Consumer Discretionary	17.0
Consumer Staples	1.4
Energy	8.0
Financials	12.4
Health Care	1.3
Industrials	7.3
Information Technology	27.2
Materials	5.3
Real Estate	4.8
Total Investments	96.8
Other Assets Less Liabilities	3.2
Net Assets	100.0%

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$848,846	$—	$—	$848,846
Brazil	861,822	—	—	861,822
China	1,518,091	5,510,485	—	7,028,576
Hong Kong	—	576,373	—	576,373
India	1,001,800	2,371,325	—	3,373,125
Indonesia	—	318,286	—	318,286
Mexico	1,321,267	—	—	1,321,267
Russian Federation	—	—	1	1
Saudi Arabia	—	441,811	—	441,811
South Africa	—	627,712	—	627,712
South Korea	—	3,252,999	—	3,252,999
Taiwan	—	3,363,932	—	3,363,932
Thailand	—	466,927	—	466,927
United Arab Emirates	—	617,663	—	617,663

Total Common Stocks	5,551,826	17,547,513	1	23,099,340
Preferred Stocks
Brazil	1,189,380	—	—	1,189,380

Total Investments	$6,741,206	$17,547,513	$ 1	$24,288,720

There were no transfers to or from Level 3 during the period ended April 30, 2024.

The amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended April 30, 2024.

The following is a summary of the fair values of the Fund’s derivative instruments*:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2024:

Derivatives Not Accounted for as Hedging Instruments
Foreign
Exchange Risk
Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$994

*	See Note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $101,317)
Despegar.com Corp.*		10,500	$127,995	1.27
			127,995	1.27

Brazil (Cost $628,737)
Arcos Dorados Holdings, Inc., Class A		18,300	197,274	1.95
Oncoclinicas do Brasil Servicos Medicos S.A.*	BRL	120,800	171,222	1.70
TOTVS S.A.*	BRL	29,000	153,807	1.52
			522,303	5.17

China (Cost $1,139,866)
CIMC Enric Holdings Ltd.	HKD	214,000	212,523	2.10
Fu Shou Yuan International Group Ltd.	HKD	277,000	187,522	1.86
JNBY Design Ltd.	HKD	144,500	262,764	2.60
Lufax Holding Ltd. ADR		28,939	127,042	1.26
Sieyuan Electric Co. Ltd., Class A	CNH	21,000	188,535	1.87
Sunresin New Materials Co. Ltd., Class A	CNH	33,600	216,570	2.14
			1,194,956	11.83

Hungary (Cost $138,048)
Wizz Air Holdings PLC*,2	GBP	4,929	135,442	1.34
			135,442	1.34

India (Cost $1,299,182)
Aarti Industries Ltd.	INR	17,483	154,759	1.53
APL Apollo Tubes Ltd.	INR	11,174	208,510	2.06
Granules India Ltd.	INR	43,807	222,209	2.20
JB Chemicals & Pharmaceuticals Ltd.	INR	5,550	126,532	1.25
Krishna Institute of Medical Sciences Ltd.*,2	INR	7,068	172,042	1.70
MakeMyTrip Ltd.*		2,100	139,041	1.38
Medi Assist Healthcare Services Ltd.*,2	INR	43,089	261,264	2.59
PB Fintech Ltd.*	INR	14,521	220,090	2.18
Radico Khaitan Ltd.	INR	9,800	205,726	2.04
			1,710,173	16.93

Indonesia (Cost $313,586)
Bank Syariah Indonesia Tbk PT	IDR	1,150,300	185,556	1.84
Ciputra Development Tbk PT	IDR	2,870,200	212,706	2.10
			398,262	3.94

Malaysia (Cost $572,886)
My EG Services Bhd.	MYR	2,839,697	553,546	5.48
			553,546	5.48

Mexico (Cost $592,862)
Genomma Lab Internacional S.A.B. de C.V., Class B	MXN	233,500	227,765	2.25
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		2,700	238,248	2.36

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Mexico (continued)
Grupo Traxion S.A.B. de C.V.*,2	MXN	109,100	$183,481	1.82
			649,494	6.43

Philippines (Cost $150,334)
DigiPlus Interactive Corp.	PHP	850,800	158,632	1.57
			158,632	1.57

South Africa (Cost $193,331)
Karooooo Ltd.		7,018	203,943	2.02
			203,943	2.02

South Korea (Cost $1,707,655)
Classys, Inc.	KRW	5,623	153,690	1.52
DB Insurance Co. Ltd.	KRW	1,444	101,363	1.00
Dentium Co. Ltd.	KRW	4,084	380,785	3.77
Eugene Technology Co. Ltd.	KRW	7,043	267,927	2.65
Hana Materials, Inc.	KRW	4,788	186,169	1.84
Hansol Chemical Co. Ltd.	KRW	1,833	255,209	2.53
Jeisys Medical, Inc.*	KRW	26,532	184,553	1.83
KoMiCo Ltd.	KRW	7,229	468,010	4.63
Park Systems Corp.	KRW	1,055	112,904	1.12
			2,110,610	20.89

Taiwan (Cost $2,072,462)
Andes Technology Corp.	TWD	16,000	189,802	1.88
E Ink Holdings, Inc.	TWD	50,000	321,485	3.18
eCloudvalley Digital Technology Co. Ltd.	TWD	66,977	210,688	2.09
Gudeng Precision Industrial Co. Ltd.	TWD	13,000	167,895	1.66
Kaori Heat Treatment Co. Ltd.	TWD	25,000	331,767	3.29
Lotes Co. Ltd.	TWD	3,000	132,342	1.31
Parade Technologies Ltd.	TWD	6,000	137,638	1.36
Sinbon Electronics Co. Ltd.	TWD	20,000	171,684	1.70
WinWay Technology Co. Ltd.	TWD	16,000	405,025	4.01
			2,068,326	20.48

United Arab Emirates (Cost $274,228)
Burjeel Holdings PLC	AED	315,992	252,862	2.50
			252,862	2.50

Total Common Stocks (Cost $9,184,494)			10,086,544	99.85

Total Investments (Total Cost $9,184,494)			10,086,544	99.85

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			14,938	0.15

Net Assets			$10,101,482	100.00

*	Non-income producing security.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At April 30, 2024, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	10.6%
Consumer Staples	2.0
Financials	6.3
Health Care	21.3
Industrials	18.3
Information Technology	31.0
Materials	8.3
Real Estate	2.1
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$127,995	$—	$—	$127,995
Brazil	522,303	—	—	522,303
China	127,042	1,067,914	—	1,194,956
Hungary	—	135,442	—	135,442
India	139,041	1,571,132	—	1,710,173
Indonesia	—	398,262	—	398,262
Malaysia	—	553,546	—	553,546
Mexico	649,494	—	—	649,494
Philippines	—	158,632	—	158,632
South Africa	203,943	—	—	203,943
South Korea	—	2,110,610	—	2,110,610
Taiwan	—	2,068,326	—	2,068,326
United Arab Emirates	—	252,862	—	252,862

Total Common Stocks	1,769,818	8,316,726	—	10,086,544
Total Investments	$1,769,818	$8,316,726	$—	$10,086,544

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $567,145)
Globant S.A.*		3,150	$562,559	0.75
			562,559	0.75

Cambodia (Cost $1,542,169)
NagaCorp Ltd.*	HKD	2,247,263	1,183,231	1.59
			1,183,231	1.59

Egypt (Cost $1,149,660)
Commercial International Bank - Egypt (CIB) GDR (Registered)		479,338	710,740	0.95
E-Finance for Digital & Financial Investments	EGP	848,057	398,580	0.54
			1,109,320	1.49

Georgia (Cost $594,379)
Bank of Georgia Group PLC	GBP	16,304	1,088,767	1.46
			1,088,767	1.46

Ghana (Cost $485,228)
Kosmos Energy Ltd.*		81,200	460,404	0.62
			460,404	0.62

Greece (Cost $961,895)
Piraeus Financial Holdings S.A.*	EUR	227,451	913,110	1.22
			913,110	1.22

Iceland (Cost $1,170,868)
Arion Banki HF2	ISK	1,137,251	1,157,666	1.55
			1,157,666	1.55

Kazakhstan (Cost $5,327,840)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		130,782	2,436,085	3.26
Kaspi.KZ JSC GDR (Registered)		32,999	3,885,962	5.21
NAC Kazatomprom JSC GDR (Registered)		31,960	1,287,110	1.72
			7,609,157	10.19

Kenya (Cost $457,422)
Safaricom PLC	KES	5,080,700	599,923	0.80
			599,923	0.80

Kuwait (Cost $2,335,048)
National Bank of Kuwait S.A.K.P.	KWD	776,150	2,175,654	2.91
			2,175,654	2.91

Mauritius (Cost $783,560)
MCB Group Ltd.	MUR	109,685	888,874	1.19
			888,874	1.19

Morocco (Cost $1,298,391)
Attijariwafa Bank	MAD	14,004	694,507	0.93

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Morocco (continued)
Label Vie	MAD	1,654	$705,209	0.95
			1,399,716	1.88

Pakistan (Cost $1,555,859)
Searle (The) Co. Ltd.*	PKR	1,815,000	350,777	0.47
Systems Ltd.	PKR	684,499	951,632	1.27
			1,302,409	1.74

Peru (Cost $469,365)
Credicorp Ltd.		3,486	577,317	0.77
			577,317	0.77

Philippines (Cost $5,859,951)
BDO Unibank, Inc.	PHP	429,852	1,102,897	1.48
DigiPlus Interactive Corp.	PHP	16,439,600	3,065,166	4.11
International Container Terminal Services, Inc.	PHP	310,680	1,787,994	2.39
SM Investments Corp.	PHP	78,430	1,285,610	1.72
			7,241,667	9.70

Qatar (Cost $3,083,665)
Doha Bank QPSC	QAR	1,801,864	738,751	0.99
Qatar Gas Transport Co. Ltd.	QAR	988,654	1,085,533	1.46
Qatar National Bank QPSC	QAR	296,915	1,130,234	1.51
			2,954,518	3.96

Romania (Cost $4,675,323)
Banca Transilvania S.A.	RON	530,822	3,232,800	4.33
OMV Petrom S.A.	RON	10,968,433	1,624,402	2.18
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica S.A.*	RON	53,306	1,539,730	2.06
			6,396,932	8.57

Saudi Arabia (Cost $3,934,741)
Al Babtain Power & Telecommunication Co.	SAR	108,047	1,187,670	1.59
AlKhorayef Water & Power Technologies Co.*	SAR	22,141	1,374,606	1.84
Bupa Arabia for Cooperative Insurance Co.	SAR	27,281	1,750,205	2.35
			4,312,481	5.78

Slovenia (Cost $1,362,016)
Nova Ljubljanska Banka dd GDR (Registered)	EUR	83,409	1,792,868	2.40
			1,792,868	2.40

United Arab Emirates (Cost $8,753,400)
Abu Dhabi Islamic Bank PJSC	AED	410,738	1,247,144	1.67
ADNOC Drilling Co. PJSC	AED	688,644	723,096	0.97
Aldar Properties PJSC	AED	1,123,578	1,670,621	2.24
Burjeel Holdings PLC	AED	695,085	556,217	0.74
Emaar Properties PJSC	AED	924,185	2,067,390	2.77
Emirates Central Cooling Systems Corp.	AED	1,920,327	832,689	1.12

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (continued)
Emirates NBD Bank PJSC	AED	347,273	$1,605,429	2.15
Taaleem Holdings PJSC	AED	791,016	805,174	1.08
			9,507,760	12.74

Vietnam (Cost $14,134,339)
Asia Commercial Bank JSC	VND	1,602,000	1,691,208	2.27
Bank for Foreign Trade of Vietnam JSC*	VND	404,084	1,455,292	1.95
FPT Corp.	VND	1,016,835	4,928,933	6.60
Gemadept Corp.	VND	629,000	2,091,115	2.80
IDICO Corp. JSC	VND	690,300	1,532,134	2.05
Mobile World Investment Corp.	VND	580,900	1,259,447	1.69
Nam Long Investment Corp.	VND	700,900	1,046,165	1.40
Phu Nhuan Jewelry JSC	VND	253,966	950,346	1.27
Vietnam Prosperity JSC Bank	VND	1,755,100	1,281,027	1.72
Vinhomes JSC*,2	VND	367,211	591,816	0.79
			16,827,483	22.54

Total Common Stocks (Cost $60,502,264)			70,061,816	93.85

Investment Companies

Vietnam Enterprise Investments Ltd., Class C *	GBP	135,784	985,164	1.32
Total Investment Companies (Cost $1,009,607)			985,164	1.32

Total Investments (Total Cost $61,511,871)			71,046,980	95.17

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			3,603,097	4.83

Net Assets			$74,650,077	100.00

*	Non-income producing security.

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

At April 30, 2024, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	0.8%
Consumer Discretionary	9.7
Consumer Staples	1.0
Energy	7.0
Financials	44.1
Health Care	1.2
Industrials	10.6
Information Technology	8.6
Real Estate	7.2
Utilities	5.0
Total Investments	95.2
Other Assets Less Liabilities	4.8
Net Assets	100.0%

The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$ 562,559	$—	$—	$562,559
Cambodia	—	1,183,231	—	1,183,231
Egypt	—	1,109,320	—	1,109,320
Georgia	—	1,088,767	—	1,088,767
Ghana	460,404	—	—	460,404
Greece	—	913,110	—	913,110
Iceland	—	1,157,666	—	1,157,666
Kazakhstan	3,885,962	3,723,195	—	7,609,157
Kenya	—	599,923	—	599,923
Kuwait	—	2,175,654	—	2,175,654
Mauritius	—	888,874	—	888,874
Morocco	—	1,399,716	—	1,399,716
Pakistan	—	1,302,409	—	1,302,409
Peru	577,317	—	—	577,317
Philippines	—	7,241,667	—	7,241,667
Qatar	—	2,954,518	—	2,954,518
Romania	—	6,396,932	—	6,396,932
Saudi Arabia	—	4,312,481	—	4,312,481
Slovenia	—	1,792,868	—	1,792,868
United Arab Emirates	—	9,507,760	—	9,507,760
Vietnam	—	16,827,483	—	16,827,483

Total Common Stocks	5,486,242	64,575,574	—	70,061,816
Investment Companies
Vietnam	—	985,164	—	985,164
Total Investments	$5,486,242	$65,560,738	$—	$71,046,980

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2024:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$(285)

* See Note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets

Common Stocks

Argentina (Cost $1,079,778)
Globant S.A.*		5,400	$964,386	0.72
			964,386	0.72

Brazil (Cost $10,719,522)
Arcos Dorados Holdings, Inc., Class A		109,900	1,184,722	0.89
Localiza Rent a Car S.A.*	BRL	94,437	891,701	0.67
MercadoLibre, Inc.*		800	1,166,960	0.87
Oncoclinicas do Brasil Servicos Medicos S.A.*	BRL	505,900	717,063	0.54
Rede D’Or Sao Luiz S.A.*,2	BRL	260,300	1,303,355	0.98
StoneCo Ltd., Class A*		77,400	1,207,440	0.90
TOTVS S.A.*	BRL	416,800	2,210,583	1.66
XP, Inc., Class A		45,100	923,197	0.69
			9,605,021	7.20

China (Cost $34,837,453)
ANTA Sports Products Ltd.	HKD	256,400	2,909,106	2.18
Contemporary Amperex Technology Co. Ltd., Class A	CNH	52,200	1,460,529	1.09
ENN Energy Holdings Ltd.	HKD	185,900	1,599,544	1.20
H World Group Ltd. ADR		67,805	2,489,122	1.87
Hongfa Technology Co. Ltd., Class A	CNH	333,011	1,304,838	0.98
KE Holdings, Inc. ADR		108,821	1,645,374	1.23
Lufax Holding Ltd. ADR		223,607	981,635	0.74
Meituan, Class B*,2	HKD	176,830	2,435,639	1.83
NARI Technology Co. Ltd., Class A	CNH	364,880	1,182,259	0.89
NetEase, Inc. ADR		23,239	2,172,149	1.63
Sieyuan Electric Co. Ltd., Class A	CNH	260,600	2,339,636	1.75
Sunresin New Materials Co. Ltd., Class A	CNH	283,900	1,829,889	1.37
Tencent Holdings Ltd.	HKD	225,800	9,927,483	7.44
Tencent Music Entertainment Group ADR*		104,490	1,311,349	0.98
Trip.com Group Ltd. ADR*		34,352	1,657,827	1.24
Wuliangye Yibin Co. Ltd., Class A	CNH	61,500	1,268,574	0.95
			36,514,953	27.37

Hong Kong (Cost $3,862,720)
AIA Group Ltd.	HKD	461,200	3,381,975	2.54
			3,381,975	2.54

Hungary (Cost $1,352,736)
Wizz Air Holdings PLC*,2	GBP	48,475	1,332,023	1.00
			1,332,023	1.00

India (Cost $14,872,216)
Apollo Hospitals Enterprise Ltd.	INR	19,495	1,388,716	1.04
Axis Bank Ltd.	INR	175,564	2,452,851	1.84
HDFC Bank Ltd. ADR		76,478	4,405,133	3.30
InterGlobe Aviation Ltd.*,2	INR	33,868	1,616,230	1.21

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets

India (continued)
Larsen & Toubro Ltd.	INR	36,565	$1,569,023	1.17
Macrotech Developers Ltd.[2]	INR	53,999	797,739	0.60
MakeMyTrip Ltd.*		18,100	1,198,401	0.90
PB Fintech Ltd.*	INR	97,915	1,484,068	1.11
Sun Pharmaceutical Industries Ltd.	INR	67,965	1,223,196	0.92
			16,135,357	12.09

Indonesia (Cost $1,164,597)
Bank Mandiri Persero Tbk PT	IDR	2,815,200	1,188,199	0.89
			1,188,199	0.89

Kazakhstan (Cost $1,435,777)
Kaspi.KZ JSC GDR (Registered)		18,059	2,126,628	1.59
			2,126,628	1.59

Malaysia (Cost $1,667,903)
My EG Services Bhd.	MYR	10,043,006	1,957,697	1.47
			1,957,697	1.47

Mexico (Cost $5,333,434)
Fomento Economico Mexicano S.A.B. de C.V. ADR		20,899	2,458,977	1.84
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	MXN	78,055	1,421,696	1.07
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	225,500	2,231,865	1.67
			6,112,538	4.58

Russian Federation (Cost $1,633,271)
LUKOIL PJSC[3]	RUB	21,299	—	—
			—	—

Saudi Arabia (Cost $2,114,382)
Bupa Arabia for Cooperative Insurance Co.	SAR	20,989	1,346,544	1.01
Elm Co.	SAR	4,930	1,201,443	0.90
			2,547,987	1.91

South Korea (Cost $19,028,893)
Classys, Inc.	KRW	47,491	1,298,042	0.97
DB Insurance Co. Ltd.	KRW	23,724	1,665,321	1.25
Dentium Co. Ltd.	KRW	13,330	1,242,866	0.93
Eugene Technology Co. Ltd.	KRW	36,497	1,388,406	1.04
Hana Materials, Inc.	KRW	31,244	1,214,844	0.91
Hansol Chemical Co. Ltd.	KRW	17,428	2,426,506	1.82
Hyundai Motor Co.	KRW	7,331	1,314,329	0.99
KoMiCo Ltd.	KRW	21,116	1,367,063	1.02
Samsung C&T Corp.	KRW	16,791	1,809,088	1.36
Samsung Electronics Co. Ltd.	KRW	22,216	1,229,613	0.92
SK Hynix, Inc.	KRW	39,124	4,788,488	3.59
SK Square Co. Ltd.*	KRW	25,929	1,417,072	1.06
			21,161,638	15.86

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets

Taiwan (Cost $26,337,350)
Chroma ATE, Inc.	TWD	162,000	$1,312,910	0.98
E Ink Holdings, Inc.	TWD	372,000	2,391,851	1.79
Elite Material Co. Ltd.	TWD	98,000	1,233,911	0.93
Gudeng Precision Industrial Co. Ltd.	TWD	88,000	1,136,516	0.85
Kaori Heat Treatment Co. Ltd.	TWD	89,000	1,181,091	0.89
Lotes Co. Ltd.	TWD	30,000	1,323,423	0.99
MediaTek, Inc.	TWD	52,000	1,574,817	1.18
Parade Technologies Ltd.	TWD	53,000	1,215,806	0.91
Sinbon Electronics Co. Ltd.	TWD	154,000	1,321,964	0.99
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	497,000	11,975,504	8.98
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		7,985	1,096,660	0.82
WinWay Technology Co. Ltd.	TWD	64,000	1,620,099	1.22
			27,384,552	20.53

Total Common Stocks (Cost $125,440,032)			130,412,954	97.75

Preferred Stocks

Brazil (Cost $1,557,635)
Petroleo Brasileiro S.A. ADR, 5.355%[4]		119,686	1,929,339	1.45
			1,929,339	1.45

South Korea (Cost $547,183)
Hyundai Motor Co., 13.208%[4]	KRW	4,949	563,262	0.42
			563,262	0.42

Total Preferred Stocks (Cost $2,104,818)			2,492,601	1.87

Total Investments (Total Cost $127,544,850)			132,905,555	99.62

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			511,647	0.38

Net Assets			$133,417,202	100.00

*	Non-income producing security.

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

[3]	Security is a Level 3 investment.

[4]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

At April 30, 2024, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	10.1%
Consumer Discretionary	11.2
Consumer Staples	2.8
Energy	1.4
Financials	17.5
Health Care	5.4
Industrials	14.6
Information Technology	30.4
Materials	3.2
Real Estate	1.8
Utilities	1.2
Total Investments	99.6
Other Assets Less Liabilities	0.4
Net Assets	100.0%

The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$ 964,386	$ —	$—	$964,386
Brazil	9,605,021	—	—	9,605,021
China	10,257,456	26,257,497	—	36,514,953
Hong Kong	—	3,381,975	—	3,381,975
Hungary	—	1,332,023	—	1,332,023
India	5,603,534	10,531,823	—	16,135,357
Indonesia	—	1,188,199	—	1,188,199
Kazakhstan	2,126,628	—	—	2,126,628
Malaysia	—	1,957,697	—	1,957,697
Mexico	6,112,538	—	—	6,112,538
Saudi Arabia	—	2,547,987	—	2,547,987
South Korea	—	21,161,638	—	21,161,638
Taiwan	1,096,660	26,287,892	—	27,384,552

Total Common Stocks	35,766,223	94,646,731	—	130,412,954
Preferred Stocks
Brazil	1,929,339	—	—	1,929,339
South Korea	—	563,262	—	563,262

Total Preferred Stocks	1,929,339	563,262	—	2,492,601

Total Investments	$37,695,562	$95,209,993	$—	$132,905,555

There were no transfers to or from Level 3 during the period ended April 30, 2024.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

The amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended April 30, 2024.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets

Common Stocks

Argentina (Cost $139,116)
Globant S.A.*		800	$142,872	1.23
			142,872	1.23

Brazil (Cost $773,485)
MercadoLibre, Inc.*		100	145,870	1.26
Oncoclinicas do Brasil Servicos Medicos S.A.*	BRL	95,200	134,937	1.17
Rede D’Or Sao Luiz S.A.*,2	BRL	30,600	153,218	1.33
TOTVS S.A.*	BRL	42,400	224,877	1.94
			658,902	5.70

China (Cost $2,835,482)
ANTA Sports Products Ltd.	HKD	28,200	319,956	2.77
Contemporary Amperex Technology Co. Ltd., Class A	CNH	5,900	165,079	1.43
Hongfa Technology Co. Ltd., Class A	CNH	60,000	235,098	2.03
Meituan, Class B*,2	HKD	14,150	194,901	1.69
NARI Technology Co. Ltd., Class A	CNH	72,640	235,363	2.04
Sieyuan Electric Co. Ltd., Class A	CNH	28,000	251,381	2.17
Sunresin New Materials Co. Ltd., Class A	CNH	41,150	265,234	2.29
Tencent Holdings Ltd.	HKD	19,900	874,920	7.57
Trip.com Group Ltd. ADR*		4,562	220,162	1.90
			2,762,094	23.89

Hong Kong (Cost $462,789)
AIA Group Ltd.	HKD	49,000	359,317	3.11
			359,317	3.11

India (Cost $1,224,923)
Alkem Laboratories Ltd.	INR	1,906	110,149	0.95
Apollo Hospitals Enterprise Ltd.	INR	2,400	170,963	1.48
Axis Bank Ltd.	INR	13,172	184,029	1.59
Granules India Ltd.	INR	22,468	113,968	0.99
HDFC Bank Ltd. ADR		8,994	518,054	4.48
PB Fintech Ltd.*	INR	11,234	170,270	1.47
Sun Pharmaceutical Industries Ltd.	INR	9,123	164,191	1.42
			1,431,624	12.38

Indonesia (Cost $92,687)
Bank Syariah Indonesia Tbk PT	IDR	832,800	134,340	1.16
			134,340	1.16

Malaysia (Cost $244,775)
My EG Services Bhd.	MYR	1,486,806	289,825	2.51
			289,825	2.51

Mexico (Cost $297,958)
Fomento Economico Mexicano S.A.B. de C.V. ADR		2,559	301,092	2.60

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets

Mexico (continued)
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	22,100	$218,733	1.89
			519,825	4.49

Saudi Arabia (Cost $195,501)
Bupa Arabia for Cooperative Insurance Co.	SAR	2,380	152,688	1.32
Elm Co.	SAR	550	134,035	1.16
			286,723	2.48

South Korea (Cost $1,444,723)
DB Insurance Co. Ltd.	KRW	2,477	173,874	1.50
Dentium Co. Ltd.	KRW	2,883	268,806	2.33
Eugene Technology Co. Ltd.	KRW	5,601	213,071	1.84
Hansol Chemical Co. Ltd.	KRW	2,218	308,813	2.67
Samsung C&T Corp.	KRW	1,383	149,007	1.29
SK Hynix, Inc.	KRW	2,865	350,655	3.03
SK Square Co. Ltd.*	KRW	2,707	147,943	1.28
			1,612,169	13.94

Taiwan (Cost $2,542,667)
Andes Technology Corp.	TWD	13,000	154,214	1.33
Chroma ATE, Inc.	TWD	22,000	178,297	1.54
Delta Electronics, Inc.	TWD	17,000	167,164	1.45
E Ink Holdings, Inc.	TWD	57,000	366,493	3.17
Kaori Heat Treatment Co. Ltd.	TWD	17,000	225,602	1.95
Lotes Co. Ltd.	TWD	3,000	132,342	1.15
MediaTek, Inc.	TWD	4,000	121,140	1.05
Parade Technologies Ltd.	TWD	6,000	137,638	1.19
Sinbon Electronics Co. Ltd.	TWD	23,000	197,436	1.71
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	41,000	987,919	8.54
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		786	107,949	0.93
WinWay Technology Co. Ltd.	TWD	9,000	227,826	1.97
			3,004,020	25.98

United Arab Emirates (Cost $309,428)
Abu Dhabi Islamic Bank PJSC	AED	35,567	107,994	0.93
Burjeel Holdings PLC	AED	252,203	201,816	1.75
			309,810	2.68

Total Common Stocks (Cost $10,563,534)			11,511,521	99.55

Total Investments (Total Cost $10,563,534)			11,511,521	99.55

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			52,083	0.45

Net Assets			$11,563,604	100.00

*	Non-income producing security.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At April 30, 2024, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:

Sector	Percentage of Net Assets
Communication Services	7.6%
Consumer Discretionary	7.6
Consumer Staples	2.6
Financials	17.4
Health Care	11.4
Industrials	14.7
Information Technology	33.2
Materials	5.0
Total Investments	99.5
Other Assets Less Liabilities	0.5
Net Assets	100.0%

The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ESG Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$ 142,872	$—	$—	$142,872
Brazil	658,902	—	—	658,902
China	220,162	2,541,932	—	2,762,094
Hong Kong	—	359,317	—	359,317
India	518,054	913,570	—	1,431,624
Indonesia	—	134,340	—	134,340
Malaysia	—	289,825	—	289,825
Mexico	519,825	—	—	519,825
Saudi Arabia	—	286,723	—	286,723
South Korea	—	1,612,169	—	1,612,169
Taiwan	107,949	2,896,071	—	3,004,020
United Arab Emirates	—	309,810	—	309,810

Total Common Stocks	2,167,764	9,343,757	—	11,511,521

Total Investments	$2,167,764	$9,343,757	$—	$11,511,521

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2024:

Derivatives Not Accounted for as
Hedging Instruments
Foreign
Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$6

*	See note 10 in the Notes to the Financial Statements for additional information

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOW DURATION FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Debt Securities

Brazil (Cost $800,217)
Banco do Brasil S.A., 4.625%, 01/15/2025		200,000	$197,840	2.01
BRF GmbH, 4.350%, 09/29/2026		200,000	189,500	1.93
MercadoLibre, Inc., 2.375%, 01/14/2026		200,000	186,875	1.90
Suzano Austria GmbH, 5.750%, 07/14/2026		200,000	198,840	2.03
			773,055	7.87

Chile (Cost $534,786)
Banco Santander Chile, 2.700%, 01/10/2025		150,000	146,682	1.49
Celulosa Arauco y Constitucion S.A., 3.875%, 11/02/2027		200,000	186,375	1.90
Inversiones CMPC S.A., 4.750%, 09/15/2024		200,000	198,010	2.02
			531,067	5.41

China (Cost $201,528)
ENN Energy Holdings Ltd., 4.625%, 05/17/2027		200,000	193,750	1.97
			193,750	1.97

Colombia (Cost $299,037)
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.929%), 6.909%, 10/18/2027[2]		200,000	197,470	2.01
Ecopetrol S.A., 5.375%, 06/26/2026		100,000	97,688	1.00
			295,158	3.01

Czech Republic (Cost $94,377)
CETIN Group N.V., 3.125%, 04/14/2027	EUR	100,000	103,237	1.05
			103,237	1.05

Hong Kong (Cost $395,536)
HKT Capital No. 4 Ltd., 3.000%, 07/14/2026		200,000	188,625	1.92
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.100%), 7.776%, 11/16/2025[2]		200,000	201,780	2.06
			390,405	3.98

India (Cost $1,188,930)
ABJA Investment Co. Pte. Ltd., 5.950%, 07/31/2024		200,000	199,142	2.03
Bharti Airtel Ltd., 4.375%, 06/10/2025		200,000	196,545	2.00
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		200,000	192,625	1.96
HDFC Bank Ltd., 5.686%, 03/02/2026		200,000	199,250	2.03
Shiram Finance Ltd., 6.625%, 04/22/2027		200,000	197,750	2.02
TML Holdings Pte. Ltd., 4.350%, 06/09/2026		200,000	190,875	1.94
			1,176,187	11.98

Indonesia (Cost $788,722)
Bank Mandiri Persero Tbk PT, 2.000%, 04/19/2026		200,000	185,625	1.89
Bank Negara Indonesia Persero Tbk PT, 3.750%, 03/30/2026		200,000	189,125	1.92
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 4.750%, 05/15/2025		400,000	394,532	4.02
			769,282	7.83

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOW DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

				% of Net
	Currency[1]	Par	Value	Assets

Jordan (Cost $201,803)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	$191,750	1.95
			191,750	1.95

Kazakhstan (Cost $376,405)
KazMunayGas National Co. JSC, 4.750%, 04/19/2027		200,000	191,750	1.95
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		200,000	188,438	1.92
			380,188	3.87

Kuwait (Cost $205,205)
MEGlobal Canada ULC, 5.000%, 05/18/2025		200,000	197,375	2.01
			197,375	2.01

Malaysia (Cost $191,678)
MISC Capital Two Labuan Ltd., 3.750%, 04/06/2027		200,000	189,313	1.93
			189,313	1.93

Mexico (Cost $733,345)
Grupo Bimbo S.A.B. de C.V., 3.875%, 06/27/2024		200,000	198,972	2.03
Petroleos Mexicanos, 5.350%, 02/12/2028		385,000	336,836	3.43
Trust Fibra Uno, 5.250%, 01/30/2026		200,000	193,600	1.97
			729,408	7.43

Morocco (Cost $194,187)
OCP S.A., 4.500%, 10/22/2025		200,000	195,620	1.99
			195,620	1.99

Oman (Cost $204,724)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	194,313	1.98
			194,313	1.98

Panama (Cost $201,622)
Banco Latinoamericano de Comercio Exterior S.A., 2.375%, 09/14/2025		200,000	189,400	1.93
			189,400	1.93

Peru (Cost $788,197)
Banco de Credito del Peru S.A., 2.700%, 01/11/2025		150,000	146,391	1.49
Credicorp Ltd., 2.750%, 06/17/2025		200,000	192,746	1.96
Kallpa Generacion S.A., 4.125%, 08/16/2027		200,000	188,312	1.92
Southern Copper Corp., 3.875%, 04/23/2025		100,000	98,039	1.00
Transportadora de Gas del Peru S.A., 4.250%, 04/30/2028		160,000	153,608	1.56
			779,096	7.93

Romania (Cost $98,094)
NE Property B.V., 1.875%, 10/09/2026	EUR	100,000	99,166	1.01
			99,166	1.01

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOW DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

				% of Net
	Currency[1]	Par	Value	Assets

Saudi Arabia (Cost $333,597)
SNB Funding Ltd., 2.750%, 10/02/2024		333,000	$328,281	3.34
			328,281	3.34

Singapore (Cost $191,475)
BOC Aviation Ltd., 3.500%, 09/18/2027		200,000	186,982	1.90
			186,982	1.90

South Africa (Cost $588,452)
Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024		200,000	199,820	2.04
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		200,000	198,500	2.02
Prosus N.V., 3.257%, 01/19/2027		205,000	188,728	1.92
			587,048	5.98

South Korea (Cost $199,396)
SK On Co. Ltd., 5.375%, 05/11/2026		200,000	198,840	2.03
			198,840	2.03

Thailand (Cost $203,905)
Kasikornbank PCL, 5.458%, 03/07/2028		200,000	198,750	2.02
			198,750	2.02

United Arab Emirates (Cost $498,473)
DIB Sukuk Ltd., 2.950%, 01/16/2026		200,000	191,250	1.95
Galaxy Pipeline Assets Bidco Ltd., 1.750%, 09/30/2027		112,240	104,278	1.06
MAF Global Securities Ltd., 4.750%, 05/07/2024		200,000	199,820	2.04
			495,348	5.05

Total Debt Securities (Cost $9,513,691)			9,373,019	95.45

Total Investments (Total Cost $9,513,691)			9,373,019	95.45

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			446,532	4.55

Net Assets			$9,819,551	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOW DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

At April 30, 2024, the Ashmore Emerging Markets Low Duration Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/08/2024	Morgan Stanley	United States Dollar	208,122	Euro	192,496	$2,623

Subtotal Appreciation						2,623

Total						$2,623

The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Low Duration Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2024:

	Level 1	Level 2	Level 3	Total

Investments

Assets:

Debt Securities

Corporate Bonds	$—	$7,400,035	$—	$7,400,035

Financial Certificates	—	191,250	—	191,250

Government Agencies	—	1,592,334	—	1,592,334

Municipal Bonds	—	189,400	—	189,400

Total Debt Securities	—	9,373,019	—	9,373,019

Total Investments	$—	$9,373,019	$—	$9,373,019

Other Financial Instruments

Assets:

Forward Foreign Currency Exchange Contracts	$—	$2,623	$—	$2,623

Total Other Financial Instruments	$—	$2,623	$—	$2,623

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOW DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2024:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$2,623

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2024:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(1,926)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$2,486

* See note 10 in the Notes to the Financial Statements for additional information

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Debt Securities

Angola (Cost $382,076)
Angola (Rep of), 8.000%, 11/26/2029		200,000	$182,500	0.99
Angola (Rep of), 9.125%, 11/26/2049		250,000	208,906	1.14
			391,406	2.13

Argentina (Cost $392,057)
Argentina (Rep of), 1.000%, 07/09/2029		124,000	73,121	0.40
Argentina (Rep of), (Step to 1.750% on 7/9/27), 0.750%, 07/09/2030[2]		298,478	172,222	0.94
Argentina (Rep of), (Step to 4.125% on 7/9/24), 3.625%, 07/09/2035[2]		355,666	162,539	0.88
Argentina (Rep of), (Step to 5.000% on 7/9/24), 4.250%, 01/09/2038[2]		160,000	81,120	0.44
Argentina (Rep of), (Step to 4.875% on 7/9/29), 3.500%, 07/09/2041[2]		215,000	93,955	0.51
			582,957	3.17

Azerbaijan (Cost $202,479)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		200,000	200,900	1.09
			200,900	1.09

Bahrain (Cost $211,643)
Bapco Energies BSCC, 8.375%, 11/07/2028		200,000	211,563	1.15
			211,563	1.15

Brazil (Cost $560,971)
Brazil (Rep of), 8.250%, 01/20/2034		15,000	16,695	0.09
Brazil (Rep of), 6.125%, 03/15/2034		200,000	191,000	1.04
Brazil (Rep of), 5.000%, 01/27/2045		200,000	150,500	0.82
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2035	BRL	943,000	162,604	0.88
			520,799	2.83

Chile (Cost $750,177)
Chile (Rep of), 3.100%, 05/07/2041		200,000	140,250	0.76
Chile (Rep of), 3.100%, 01/22/2061		200,000	117,000	0.63
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		200,000	147,375	0.80
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		268,000	258,871	1.41
			663,496	3.60

Colombia (Cost $256,444)
Colombia (Rep of), 7.375%, 09/18/2037		100,000	94,950	0.52
Colombia (Rep of), 5.625%, 02/26/2044		200,000	149,400	0.81
			244,350	1.33

Costa Rica (Cost $176,943)
Costa Rica (Rep of), 5.625%, 04/30/2043		200,000	176,000	0.96
			176,000	0.96

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Dominican Republic (Cost $742,555)
Dominican (Rep of), 5.500%, 01/27/2025		100,000	$99,187	0.54
Dominican (Rep of), 6.875%, 01/29/2026		100,000	100,150	0.54
Dominican (Rep of), 4.875%, 09/23/2032		225,000	197,016	1.07
Dominican (Rep of), 5.300%, 01/21/2041		150,000	123,141	0.67
Dominican (Rep of), 5.875%, 01/30/2060		282,000	230,094	1.25
			749,588	4.07

Ecuador (Cost $76,698)
Ecuador (Rep of), (Step to 5.500% on 7/31/24), 3.500%, 07/31/2035[2]		34,900	19,021	0.11
Ecuador (Rep of), (Step to 5.000% on 7/31/24), 2.500%, 07/31/2040[2]		194,000	96,321	0.52
			115,342	0.63

Egypt (Cost $505,057)
Egypt (Rep of), 7.600%, 03/01/2029		200,000	180,125	0.98
Egypt (Rep of), 8.500%, 01/31/2047		200,000	152,660	0.83
Egypt (Rep of), 8.700%, 03/01/2049		200,000	155,365	0.84
Egypt (Rep of), 8.875%, 05/29/2050		200,000	157,180	0.85
			645,330	3.50

El Salvador (Cost $36,164)
El Salvador (Rep of), 7.650%, 06/15/2035		47,000	33,869	0.18
			33,869	0.18

Gabon (Cost $172,845)
Gabon (Rep of), 6.625%, 02/06/2031		200,000	157,000	0.85
			157,000	0.85

Ghana (Cost $359,000)
Ghana (Rep of), 6.375%, 02/11/2027[3]		200,000	96,125	0.52
Ghana (Rep of), 7.750%, 04/07/2029[3]		200,000	96,625	0.52
Ghana (Rep of), 7.625%, 05/16/2029[3]		200,000	96,625	0.53
Ghana (Rep of), 8.625%, 04/07/2034[3]		200,000	96,938	0.53
			386,313	2.10

Guatemala (Cost $205,190)
Guatemala (Rep of), 6.600%, 06/13/2036		200,000	195,688	1.06
			195,688	1.06

Hungary (Cost $492,547)
Hungary (Rep of), 2.125%, 09/22/2031		200,000	154,120	0.84
Hungary (Rep of), 3.125%, 09/21/2051		200,000	118,430	0.64
Magyar Export-Import Bank Zrt, 6.125%, 12/04/2027		200,000	200,000	1.09
			472,550	2.57

India (Cost $191,456)
Export-Import Bank of India, 3.375%, 08/05/2026		200,000	190,188	1.03
			190,188	1.03

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Indonesia (Cost $1,255,162)
Indonesia (Rep of), 4.150%, 09/20/2027		200,000	$192,375	1.04
Indonesia (Rep of), 6.625%, 02/17/2037		100,000	108,844	0.59
Indonesia (Rep of), 7.750%, 01/17/2038		100,000	119,844	0.65
Indonesia (Rep of), 4.200%, 10/15/2050		200,000	158,187	0.86
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 4.750%, 05/15/2025		200,000	197,266	1.07
Pertamina Persero PT, 6.000%, 05/03/2042		200,000	193,062	1.05
Pertamina Persero PT, 6.500%, 11/07/2048		200,000	204,125	1.11
			1,173,703	6.37

Ivory Coast (Cost $467,653)
Ivory Coast (Rep of), 4.875%, 01/30/2032	EUR	100,000	89,127	0.48
Ivory Coast (Rep of), 7.625%, 01/30/2033[4]		207,000	197,944	1.08
Ivory Coast (Rep of), 6.875%, 10/17/2040	EUR	100,000	89,378	0.49
Ivory Coast (Rep of), 6.625%, 03/22/2048	EUR	100,000	83,676	0.45
			460,125	2.50

Kazakhstan (Cost $214,959)
Kazakhstan (Rep of), 6.500%, 07/21/2045		200,000	219,125	1.19
			219,125	1.19

Malaysia (Cost $426,684)
Petronas Capital Ltd., 2.480%, 01/28/2032		200,000	162,412	0.88
Petronas Capital Ltd., 4.550%, 04/21/2050		282,000	234,145	1.27
			396,557	2.15

Mexico (Cost $1,626,586)
Comision Federal de Electricidad, 3.875%, 07/26/2033		200,000	156,898	0.85
Mexico (Rep of), 5.400%, 02/09/2028		200,000	197,687	1.07
Mexico (Rep of), 6.050%, 01/11/2040		138,000	131,402	0.71
Mexico (Rep of), 5.550%, 01/21/2045		64,000	56,740	0.31
Mexico (Rep of), 3.771%, 05/24/2061		200,000	120,900	0.66
Mexico (Rep of), 3.750%, 04/19/2071		200,000	118,200	0.64
Mexico (Rep of), 5.750%, 10/12/2110		76,000	63,009	0.34
Petroleos Mexicanos, 6.350%, 02/12/2048		101,000	62,052	0.34
Petroleos Mexicanos, 7.690%, 01/23/2050		450,000	314,055	1.71
Petroleos Mexicanos, 6.950%, 01/28/2060		418,000	266,015	1.44
			1,486,958	8.07

Mongolia (Cost $163,744)
Mongolia (Rep of), 4.450%, 07/07/2031		200,000	165,813	0.90
			165,813	0.90

Morocco (Cost $206,991)
Morocco (Rep of), 6.500%, 09/08/2033		200,000	200,250	1.09
			200,250	1.09

Nigeria (Cost $449,861)
Nigeria (Rep of), 7.696%, 02/23/2038		200,000	157,500	0.85

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Nigeria (continued)
Nigeria (Rep of), 7.625%, 11/28/2047		405,000	$301,472	1.64
			458,972	2.49

Oman (Cost $596,867)
Oman (Rep of), 4.750%, 06/15/2026		200,000	195,240	1.06
Oman (Rep of), 6.750%, 10/28/2027		200,000	204,562	1.11
Oman (Rep of), 6.500%, 03/08/2047		200,000	193,960	1.06
			593,762	3.23

Pakistan (Cost $104,424)
Pakistan (Rep of), 7.375%, 04/08/2031		200,000	158,688	0.86
			158,688	0.86

Panama (Cost $325,690)
Panama (Rep of), 7.125%, 01/29/2026		100,000	100,875	0.55
Panama (Rep of), 8.875%, 09/30/2027		49,000	51,848	0.28
Panama (Rep of), 9.375%, 04/01/2029		63,000	68,749	0.37
Panama (Rep of), 6.700%, 01/26/2036		88,000	82,692	0.45
			304,164	1.65

Paraguay (Cost $193,365)
Paraguay (Rep of), 5.850%, 08/21/2033		200,000	193,375	1.05
			193,375	1.05

Peru (Cost $658,650)
Peru (Rep of), 7.350%, 07/21/2025		100,000	101,781	0.55
Peru (Rep of), 8.750%, 11/21/2033		149,000	177,450	0.96
Peru (Rep of), 3.300%, 03/11/2041		144,000	102,150	0.56
Peru (Rep of), 2.780%, 12/01/2060		119,000	62,810	0.34
Peru (Rep of), 3.230%, 07/28/2121		53,000	27,941	0.15
Petroleos del Peru S.A., 5.625%, 06/19/2047		234,000	141,570	0.77
			613,702	3.33

Philippines (Cost $570,656)
Philippines (Rep of), 10.625%, 03/16/2025		35,000	36,491	0.20
Philippines (Rep of), 9.500%, 02/02/2030		105,000	126,394	0.69
Philippines (Rep of), 7.750%, 01/14/2031		100,000	112,563	0.61
Philippines (Rep of), 6.375%, 10/23/2034		100,000	106,813	0.58
Philippines (Rep of), 3.950%, 01/20/2040		200,000	163,062	0.88
			545,323	2.96

Poland (Cost $355,124)
Poland (Rep of), 5.500%, 11/16/2027		69,000	69,705	0.38
Poland (Rep of), 4.875%, 10/04/2033		72,000	68,585	0.37
Poland (Rep of), 5.125%, 09/18/2034		76,000	73,131	0.40
Poland (Rep of), 5.500%, 04/04/2053		43,000	40,683	0.22
Poland (Rep of), 5.500%, 03/18/2054		96,000	90,379	0.49
			342,483	1.86

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Qatar (Cost $347,640)
Qatar (Rep of), 3.250%, 06/02/2026		200,000	$192,250	1.04
QatarEnergy, 3.125%, 07/12/2041		200,000	143,500	0.78
			335,750	1.82

Romania (Cost $510,360)
Romania (Rep of), 3.000%, 02/27/2027		40,000	36,836	0.20
Romania (Rep of), 5.875%, 01/30/2029[4]		98,000	96,099	0.52
Romania (Rep of), 3.000%, 02/14/2031		30,000	24,493	0.13
Romania (Rep of), 3.625%, 03/27/2032		150,000	124,406	0.68
Romania (Rep of), 7.125%, 01/17/2033		36,000	37,125	0.20
Romania (Rep of), 6.125%, 01/22/2044		42,000	39,362	0.21
Romania (Rep of), 4.000%, 02/14/2051		194,000	129,980	0.71
			488,301	2.65

Saudi Arabia (Cost $502,323)
Saudi (Rep of), 5.000%, 01/16/2034[4]		325,000	313,056	1.70
Saudi (Rep of), 5.000%, 04/17/2049		200,000	172,870	0.94
			485,926	2.64

South Africa (Cost $519,295)
South Africa (Rep of), 4.300%, 10/12/2028		200,000	178,000	0.97
South Africa (Rep of), 5.875%, 04/20/2032		200,000	177,750	0.96
South Africa (Rep of), 5.750%, 09/30/2049		200,000	142,000	0.77
			497,750	2.70

Tunisia (Cost $89,845)
Tunisia (Rep of), 6.375%, 07/15/2026	EUR	118,000	105,387	0.57
			105,387	0.57

Turkey (Cost $387,000)
Turkey (Rep of), 4.875%, 04/16/2043		238,000	162,733	0.88
Turkey (Rep of), 5.750%, 05/11/2047		302,000	223,999	1.22
			386,732	2.10

Ukraine (Cost $61,500)
Ukraine (Rep of), 6.876%, 05/21/2031[3]		200,000	49,840	0.27
			49,840	0.27

United Arab Emirates (Cost $518,813)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		200,000	131,250	0.71
DP World Crescent Ltd., 3.750%, 01/30/2030		361,000	327,156	1.78
			458,406	2.49

United States (Cost $473,468)
U.S. Treasury Bill, 5.071%, 05/16/2024[5]		474,500	473,457	2.57
			473,457	2.57

Uruguay (Cost $547,131)
Uruguay (Rep of), 7.875%, (100% Cash), 01/15/2033[6]		103,000	119,963	0.65

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par		Value	% of Net Assets

Uruguay (continued)
Uruguay (Rep of), 5.750%, 10/28/2034		70,000	$	71,155	0.39
Uruguay (Rep of), 7.625%, 03/21/2036		75,000		87,445	0.47
Uruguay (Rep of), 4.125%, 11/20/2045		62,000		51,832	0.28
Uruguay (Rep of), 5.100%, 06/18/2050		67,000		60,937	0.33
Uruguay (Rep of), 4.975%, 04/20/2055		137,000		120,628	0.66
				511,960	2.78

Venezuela (Cost $906,314)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[3,7]		419,000		327,867	1.78
Venezuela (Rep of), 11.750%, 10/21/2026[3]		865,000		179,920	0.98
Venezuela (Rep of), 9.250%, 09/15/2027[3]		1,155,000		241,395	1.31
Venezuela (Rep of), 11.950%, 08/05/2031[3]		867,000		180,770	0.98
				929,952	5.05

Total Debt Securities (Cost $18,194,407)				17,973,800	97.59

Total Investments in Securities (Cost $18,194,407)				17,973,800	97.59

Total Investments (Total Cost $18,194,407)				17,973,800	97.59

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)				443,409	2.41

Net Assets			$	18,417,209	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of April 30, 2024 is disclosed.
[3]	Issuer has defaulted on terms of debt obligation.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[5]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[6]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[7]	Maturity has been extended under the terms of a plan of reorganization.

Percentages shown are based on net assets.

At April 30, 2024, the Ashmore Emerging Markets Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/03/2024	Ashmore Global	Brazilian Real	865,227	United States Dollar	166,262	$ 321

05/03/2024	Barclays	United States Dollar	167,000	Brazilian Real	865,227	417

05/08/2024	Morgan Stanley	United States Dollar	378,367	Euro	349,912	4,818

Subtotal Appreciation						5,556

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

06/04/2024	Ashmore Global	United States Dollar	165,817	Brazilian Real	865,227	$ (278)

Subtotal Depreciation						(278)

Total						$5,278

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Debt Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$ 1,130,573	$—	$ 1,130,573
Financial Certificates	—	327,156	—	327,156
Government Agencies	—	2,586,678	—	2,586,678
Government Bonds	—	13,455,936	—	13,455,936
Short Term Bills and Notes	—	473,457	—	473,457

Total Debt Securities	—	17,973,800	—	17,973,800

Total Investments	$—	$17,973,800	$—	$17,973,800

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$5,556	$—	$5,556
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(278)	—	(278)

Total Other Financial Instruments	$—	$5,278	$—	$5,278

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2024:

Derivatives Not Accounted for as
Hedging Instruments
Foreign
Exchange Risk

Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$5,556

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$ (278)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2024:

Derivatives Not Accounted for as
Hedging Instruments
Foreign
Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(3,552)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$ 5,051

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $1,387,583)
Aegea Finance S.a.r.l., 9.000%, 01/20/2031		200,000	$210,060	2.83
Klabin Austria GmbH, 7.000%, 04/03/2049		230,000	223,066	3.00
MARB BondCo PLC, 3.950%, 01/29/2031		300,000	240,375	3.23
Oi S.A., 12.500%, (44% PIK), 12/15/2024[2,3,4]		44,957	44,732	0.60
Oi S.A., 10.000%, 07/27/2025[3,5]		290,000	1,450	0.02
Suzano Austria GmbH, 7.000%, 03/16/2047		200,000	202,300	2.72
			921,983	12.40

Chile (Cost $564,459)
Banco de Chile, 2.990%, 12/09/2031		200,000	168,125	2.26
Inversiones CMPC S.A., 6.125%, 02/26/2034		200,000	197,000	2.65
VTR Finance N.V., 6.375%, 07/15/2028		200,000	141,000	1.89
			506,125	6.80

China (Cost $285,938)
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[5,6]		280,000	4,200	0.06
			4,200	0.06

Guatemala (Cost $363,081)
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.250%, 04/27/2029		200,000	186,058	2.50
Millicom International Cellular S.A., 5.125%, 01/15/2028		180,000	166,050	2.23
			352,108	4.73

Hong Kong (Cost $179,698)
CK Hutchison International 19 II Ltd., 2.750%, 09/06/2029		200,000	174,625	2.35
			174,625	2.35

Hungary (Cost $218,864)
OTP Bank Nyrt., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.060%), 8.750%, 05/15/2033[7]		210,000	216,628	2.91
			216,628	2.91

India (Cost $664,830)
Bharti Airtel Ltd., 3.250%, 06/03/2031		200,000	170,750	2.30
Clean Renewable Power Mauritius Pte. Ltd., 4.250%, 03/25/2027		348,000	319,507	4.29
Greenko Power II Ltd., 4.300%, 12/13/2028		180,000	160,740	2.16
			650,997	8.75

Indonesia (Cost $153,398)
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.850%, 10/14/2038		200,000	177,500	2.39
			177,500	2.39

Kuwait (Cost $424,433)
MEGlobal Canada ULC, 5.875%, 05/18/2030		200,000	198,437	2.67

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Kuwait (continued)
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[7]		200,000	$192,375	2.58
			390,812	5.25

Mexico (Cost $1,211,281)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[7]		260,000	259,662	3.49
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[7]		240,000	219,648	2.95
Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 05/13/2031		200,000	170,000	2.29
Orbia Advance Corp. S.A.B. de C.V., 5.875%, 09/17/2044		200,000	178,800	2.40
Trust Fibra Uno, 6.390%, 01/15/2050		220,000	171,394	2.31
			999,504	13.44

Panama (Cost $199,207)
C&W Senior Finance Ltd., 6.875%, 09/15/2027		200,000	187,000	2.51
			187,000	2.51

Peru (Cost $188,064)
Intercorp Peru Ltd., 3.875%, 08/15/2029		200,000	174,900	2.35
			174,900	2.35

Romania (Cost $177,000)
NE Property B.V., 2.000%, 01/20/2030	EUR	200,000	181,958	2.45
			181,958	2.45

Russian Federation (Cost $184,629)
Sovcombank Via SovCom Capital DAC, 7.600%, 02/17/2027[5,8]		200,000	—	—
			—	—

Singapore (Cost $199,276)
Sats Treasury Pte. Ltd., 4.828%, 01/23/2029		200,000	194,468	2.61
			194,468	2.61

South Africa (Cost $587,256)
Absa Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.411%), 6.375%, 05/27/2026[7]		200,000	193,062	2.60
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		210,000	208,425	2.80
Prosus N.V., 3.680%, 01/21/2030		200,000	172,375	2.32
			573,862	7.72

South Korea (Cost $198,040)
SK Hynix, Inc., 5.500%, 01/16/2027		200,000	197,625	2.66
			197,625	2.66

Taiwan (Cost $186,343)
TSMC Global Ltd., 1.250%, 04/23/2026		200,000	184,250	2.48
			184,250	2.48

United Arab Emirates (Cost $1,089,404)
DIB Sukuk Ltd., 2.950%, 01/16/2026		240,000	229,500	3.08

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (continued)
DP World Ltd., 6.850%, 07/02/2037		200,000	$211,125	2.84
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[7]		200,000	198,200	2.66
Emirates Telecommunications Group Co. PJSC, 0.875%, 05/17/2033	EUR	200,000	169,339	2.28
MAF Global Securities Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.893%), 7.875%, 06/30/2027[7]		200,000	205,313	2.76
			1,013,477	13.62

United States (Cost $178,111)
U.S. Treasury Bill, 5.073%, 05/16/2024[9]		178,500	178,108	2.39
			178,108	2.39

Total Debt Securities (Cost $8,640,895)			7,280,130	97.87

Total Investments in Securities (Cost $8,640,895)			7,280,130	97.87

Total Investments (Total Cost $8,640,895)			7,280,130	97.87

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			158,580	2.13

Net Assets			$7,438,710	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

[4]

Restricted security that has been deemed illiquid. At April 30, 2024 the value of these restricted illiquid securities amount to $44,732 or 0.60% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST

Oi S.A., 12.500%, 12/15/2024	2/6/24-4/23/24	$44,957

[5]	Issuer has defaulted on terms of debt obligation.

[6]	Maturity has been extended under the terms of a plan of reorganization.

[7]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

[8]	Security has been deemed worthless and is a Level 3 investment.

[9]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

At April 30, 2024, the Ashmore Emerging Markets Corporate Income ESG Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/08/2024	Standard Chartered	United States Dollar	352,032	Euro	325,572	$4,467

Subtotal Appreciation						4,467

Total						$4,467

The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income ESG Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2024:

	Level 1	Level 2	Level 3	Total

Investments

Assets:

Debt Securities

Corporate Bonds	$—	$5,630,085	$—	$5,630,085

Corporate Convertible Bonds	—	672,372	—	672,372

Financial Certificates	—	427,700	—	427,700

Government Agencies	—	371,865	—	371,865

Short Term Bills and Notes	—	178,108	—	178,108

Total Debt Securities	—	7,280,130	—	7,280,130

Total Investments	$—	$7,280,130	$—	$7,280,130

Other Financial Instruments

Assets:

Forward Foreign Currency Exchange Contracts	$—	$4,467	$—	$4,467

Total Other Financial Instruments	$—	$4,467	$—	$4,467

There were no transfers to or from Level 3 during the period ended April 30, 2024.

The amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended April 30,2024.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2024:

Derivatives Not Accounted for as
Hedging Instruments
Foreign
Exchange Risk

Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$4,467

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2024:

Derivatives Not Accounted for as
Hedging Instruments
Foreign
Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$ (2,787)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:

Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$ 4,201

*	See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS

As of April 30, 2024 (Unaudited)

1.	Organization

Ashmore Funds (the “Trust”) is a Massachusetts business trust organized under the laws of the Commonwealth of Massachusetts on August 6, 2010 (inception date) and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act” or “1940 Act”), as an open-end management investment company. The Trust follows accounting and reporting guidance under Financial Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The Trust includes twelve funds as of April 30, 2024, each with its own investment objective. The Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Low Duration Fund (formerly, Ashmore Emerging Markets Short Duration Select Fund), Ashmore Emerging Markets Debt Fund (formerly, Ashmore Emerging Markets Investment Grade Income Fund) and Ashmore Emerging Markets Corporate Income ESG Fund (each a “Fund” and collectively, the “Funds”) are separate series of the Trust. The Ashmore Emerging Markets Local Currency Bond Fund and the Ashmore Emerging Markets Short Duration Fund are each non-diversified funds. Non-diversified funds may invest a relatively large portion of their net assets in a single issuer or a small number of issuers. Each of the Funds’ financial statements are presented herein.

Ashmore Investment Advisors Limited (“AIAL” or the “Investment Manager”) serves as investment manager to the Funds. AIAL is a wholly owned subsidiary of Ashmore Investments (UK) Limited, which is a wholly owned subsidiary of Ashmore Group plc (“Ashmore Group”). Ashmore Investment Management (US) Corporation (“AIMUS”) is the principal underwriter of shares of the Funds. AIMUS is an affiliate of the Investment Manager. The Northern Trust Company (“Northern Trust”) serves as the administrator, custodian and transfer agent of the Funds.

Related parties or personnel of the Investment Manager may invest in the Funds. The Investment Manager could face a conflict of interest if a related party is invested in a Fund and that party’s interests diverge from those of the Fund, but equally this co-investment may serve to better align the interests of the Funds and the personnel of the Investment Manager. When a related party provides capital for a Fund, it may do so with the intention of redeeming all or part of its interest in the Fund at a future point in time.

The Funds have assessed the impact of the Alternative Investment Fund Managers Directive (AIFMD) (the “Directive”) on the financial statements of the Trust and have concluded that the Trust is exempt from following Chapter V. Section 1. Articles 103-111 of the European Commission’s Level 2 Delegated Regulation on the basis of the operations of the Trust (i) being Non-EEA AIFs (“European Economic Area Alternative Investment Funds”), and (ii) not being marketed in the European Union, as defined by the Directive.

2.	Significant accounting policies

The significant accounting policies adopted and consistently followed in the preparation of the Funds’ financial statements are set out below:

(a) Basis of preparation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b) Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues generated and expenses incurred during the reporting period. Actual

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

results could differ from these estimates. These financial statements contain all adjustments which are, in the opinion of the Trust, necessary to portray a fair statement of the period presented. Such adjustments are normal and recurring in nature. Valuation models used to determine the fair value of hard to value investments require the use of a number of market based assumptions.

(c) Determination of the Net Asset Value

The net asset value (“NAV”) of a Fund’s shares is calculated at the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open for regular trading.

(d) Investment valuation

For the purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices. With respect to any portion of a Fund’s assets that are invested in one or more open-ended investment management companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. The prospectuses for these open-end management investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

If a Fund’s non-U.S. (foreign) security’s value has materially changed after the close of the security’s primary exchange or principal market but before the time as of which the Funds calculate their NAVs, the security will be valued at fair value based on procedures approved by the Board. The fair value of investments may be determined based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. The Funds may use fair value pricing more frequently for foreign securities or assets because, amongst other things, many foreign markets close well before the NAV of the Funds’ shares is next calculated. In considering whether fair value pricing is required and in determining fair values, the Valuation Designee (as defined below) may, amongst other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time as of which the Funds calculate their NAVs. The Valuation Designee (as defined below) may utilize modeling tools provided by third-party vendors to determine the fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign securities on days when the Trust is not open for business, which may result in the values of a Fund’s portfolio investments being affected when investors are unable to buy, sell or exchange shares of the Fund.

Investments initially valued in currencies other than the United States Dollar are converted to the United States Dollar using exchange rates obtained from pricing services. Foreign exchange rates are calculated as of 4:00 p.m. Eastern time on each day that the NYSE opens for regular trading. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the United States Dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the United States Dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares of the Funds.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Manager as the valuation designee (“Valuation Designee”) for the Funds to perform the fair value determination relating to all Fund investments. The Investment Manager may carry out its designated responsibilities as Valuation Designee through various committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Domestic and foreign debt securities for which the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain debt securities purchased on a delayed delivery basis are marked-to-market daily until settlement. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded.

The Valuation Designee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of an investment. The Valuation Designee may also apply a discount to the last traded price in situations where the last traded price may not represent the fair value of the security, such as if a security’s trading has been suspended on its primary trading market, a security has been de-listed from its primary trading market, a security has not traded for an extended period of time, or a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open. Any such discount is based on a number of factors including but not limited to the circumstances surrounding any potential suspension or de-listing, market and industry conditions, competitor information, and the period of time since the last trading took place.

Fair valuation may require subjective determinations about the value of a security or asset. While the Funds’ and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security and asset values as of the time of pricing, the Funds cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security or asset if it were to dispose of that security or asset at the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(e) Investment transactions, income and expenses

Investment transactions are recorded at the trade date. The Funds determine the gain or loss realized from investment transactions using an identified cost basis method. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts using the effective yield method, net of any applicable tax withholding. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as such information is available, net of any applicable tax withholding. Other non-cash dividends are recognized as investment income at the fair value of the property received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

Expenses are recorded on an accrual basis. Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated amongst all the Funds in the Trust in proportion to each Fund’s relative net assets.

(f) Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation from foreign currency exchange transactions.

(g) Equity-Linked Securities

Certain Funds may purchase equity-linked securities, also known as participation notes. Equity-linked securities are primarily used by the Funds as an alternate means to access what is generally an emerging securities market. A Fund deposits cash with its custodian (or broker) in an amount near or equal to the value of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian, equal to the value of the underlying security. In addition to the market risk and credit risk of the underlying securities, there is a risk of default by the counterparty to the transaction. In the event of insolvency of the counterparty, a Fund might be unable to obtain its expected benefit. In addition, while the Funds will seek to enter into such transactions only with parties that are capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to close out such a transaction with the counterparty or obtain an offsetting position with any counterparty at a time prior to the end of the term of the underlying agreement.

(h) Inflation Index Securities

Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted based on a measure of rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. At April 30, 2024, all inflation-indexed bonds were shown on the Schedule of Investments with their stated coupon rate.

(i) Credit-Linked Notes

Certain Funds may invest in credit-linked notes to provide exposure to the high yield or another fixed income market. The value of a credit-linked note is based on the price movements of a particular credit, known as a reference credit. Credit-linked notes that a Fund invests in are typically listed instruments that typically provide the same return as the underlying reference credit. A Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.

3.	Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where a risk of potential loss exists due to, amongst other things, changes in the market (market risk), or the failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a summary description of select principal risks, some of which may not apply to a particular Fund. A discussion of the principal risks of investing in each Fund is included in that Fund’s prospectus.

Counterparty and Third Party Risk

Transactions involving a counterparty to a derivative or other instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Credit Risk

The Funds could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument.

Market Risk

The value of securities and instruments owned by the Funds may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas. Recent instability in the financial markets has led governments around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The withdrawal of this support, failure of these efforts, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of a Fund’s portfolio securities and other assets.

Derivative financial instruments may result in off-balance sheet market and credit risk. If the markets should move against one or more positions that the Funds hold, the Funds could incur losses greater than the unrealized amounts recorded in the Statements of Assets and Liabilities. Derivative risk exposures are discussed in note 10.

In addition, wars, terrorism, environmental and public health risks, and other geopolitical events may contribute to instability in world economies and markets generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, significant changes in fiscal and monetary policies, and a substantial economic downturn in economies throughout the world. Other epidemics and pandemics that may arise in the future could impair the Funds’ ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance and your investment in a Fund.

On February 24, 2022, the Russian government invaded Ukraine, resulting in sanctions imposed upon various Russian entities and persons by the US and other governments. The Funds may invest in securities and instruments that are economically tied to Russia. Such investments may be negatively impacted by such sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The reductions in liquidity in investments tied to Russia may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments tied to Russia that the Fund may no longer seek to hold. Ashmore will continue to actively manage these positions in the best interests of the Funds and their shareholders.

Foreign/Emerging Markets Risks

Investments in foreign securities entail risks in addition to those customarily associated with investing in U.S. securities. Economic, political and social instability could disrupt financial markets in which the Fund invests and adversely affect the value of the Fund’s assets. In addition, national policies may restrict investment opportunities. In foreign markets there may be a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. The securities markets in many Emerging-Market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries. Furthermore, since the composition of each Fund will differ from that of market indexes, its performance generally will not mirror the returns provided by a specific market index.

4.	Fair value measurements

U.S. GAAP includes a topic which defines fair value as the price that the Fund would receive upon selling an investment in an orderly and timely transaction to a market participant in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Significant observable inputs other than those used in Level 1, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment rates, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their discretion that are used in determining the fair market value of investments.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agency securities, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Portfolio securities and other assets for which market quotations are readily available are typically categorized as Level 1 of the fair value hierarchy. Domestic and foreign debt securities where the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources are based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities using these valuation adjustments are typically categorized as Level 2 of the fair value hierarchy. Preferred securities, equity linked notes and other equities traded on inactive markets or valued by reference to similar instruments are also typically categorized as Level 2 of the fair value hierarchy.

Investments and derivatives classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include bank loan agreements and less-liquid corporate debt securities (including distressed debt instruments). Also included in this category are certain bonds and loans for which independent broker prices are used and information relating to the inputs of the price models is not available.

Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, addresses valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company, including related oversight and reporting requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Among other things, Rule 2a-5 permits the Board to designate the Funds’ investment adviser to perform the Funds’ fair value determinations, which are subject to Board oversight. Pursuant to Rule 2a-5, the Board approved changes to the Funds’ valuation policies and procedures and designated the Funds’ investment adviser, Ashmore Investment Advisors Limited, to serve as the “valuation designee” to perform the Funds’ fair value determinations.

5.	Reverse repurchase agreements

Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

As of April 30, 2024, the Funds did not hold any reverse repurchase agreements.

6.	Capital share transactions

Transactions in Class A shares for the period ended April 30, 2024, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	7,750	$38,066	6,407	$31,036	(47,275)	$(233,778)	(33,118)	$(164,676)
Ashmore Emerging Markets Local Currency Bond Fund	1	5	765	4,851	(5,390)	(33,385)	(4,624)	(28,529)
Ashmore Emerging Markets Corporate Income Fund	17,256	91,739	14,514	77,303	(124,927)	(665,041)	(93,157)	(495,999)
Ashmore Emerging Markets Short Duration Fund	112,978	532,204	65,882	309,208	(1,215,212)	(5,731,647)	(1,036,352)	(4,890,235)
Ashmore Emerging Markets Active Equity Fund	1	10	11	74	—	—	12	84
Ashmore Emerging Markets Small-Cap Equity Fund	132	1,567	236	2,973	(8,422)	(110,048)	(8,054)	(105,508)
Ashmore Emerging Markets Frontier Equity Fund	16,740	151,252	1,706	15,813	(9,195)	(85,811)	9,251	81,254
Ashmore Emerging Markets Equity Fund	2,544,283	26,812,615	121	1,231	(64,985)	(699,413)	2,479,419	26,114,433
Ashmore Emerging Markets Equity ESG Fund	—	—	—	—	—	—	—	—

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Low Duration Fund	—	$—	2	$15	—	$—	2	$15
Ashmore Emerging Markets Debt Fund	—	—	2	19	—	—	2	19
Ashmore Emerging Markets Corporate Income ESG Fund	—	—	2	13	—	—	2	13

Transactions in Class C shares for the period ended April 30, 2024, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	611	$2,949	3,276	$15,804	(20,343)	$(100,416)	(16,456)	$(81,663)
Ashmore Emerging Markets Local Currency Bond Fund	575	3,678	14	82	—	—	589	3,760
Ashmore Emerging Markets Corporate Income Fund	197	1,046	6,107	32,436	(39,624)	(210,757)	(33,320)	(177,275)
Ashmore Emerging Markets Short Duration Fund	—	89	1,394	6,247	(1,435)	(6,440)	(41)	(104)
Ashmore Emerging Markets Active Equity Fund	—	—	—	—	—	—	—	—
Ashmore Emerging Markets Small-Cap Equity Fund	—	—	—	—	—	—	—	—

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Frontier Equity Fund	1,928	$17,995	30	$264	(2,973)	$(25,693)	(1,015)	$(7,434)
Ashmore Emerging Markets Equity Fund	—	—	2	20	(1,877)	(17,085)	(1,875)	(17,065)
Ashmore Emerging Markets Equity ESG Fund	—	—	—	—	—	—	—	—
Ashmore Emerging Markets Low Duration Fund	—	—	1	11	—	—	1	11
Ashmore Emerging Markets Debt Fund	—	—	2	16	—	—	2	16
Ashmore Emerging Markets Corporate Income ESG Fund	—	—	2	11	—	—	2	11

Transactions in Institutional Class shares for the period ended April 30, 2024, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	3,228,146	$15,689,350	1,396,283	$6,886,018	(82,494,234)	$(410,403,289)	(77,869,805)	$(387,827,921)
Ashmore Emerging Markets Local Currency Bond Fund	132,869	908,167	35,767	238,866	(111,692)	(741,193)	56,944	405,840
Ashmore Emerging Markets Corporate Income Fund	249,836	1,378,553	272,041	1,510,832	(3,584,463)	(19,947,172)	(3,062,586)	(17,057,787)
Ashmore Emerging Markets Short Duration Fund	5,154	23,739	48,454	223,317	(4,578,844)	(21,116,076)	(4,525,236)	(20,869,020)

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Active Equity Fund	35,309	$251,054	5,512	$38,532	(61,420)	$(433,628)	(20,599)	$(144,042)
Ashmore Emerging Markets Small-Cap Equity Fund	3,365	56,011	2,358	38,787	(19,180)	(316,738)	(13,457)	(221,940)
Ashmore Emerging Markets Frontier Equity Fund	504,004	5,461,643	48,510	526,440	(585,856)	(6,177,915)	(33,342)	(189,832)
Ashmore Emerging Markets Equity Fund	4,877,724	49,414,033	7,037	68,887	(5,108,402)	(51,124,409)	(223,641)	(1,641,489)
Ashmore Emerging Markets Equity ESG Fund	—	—	464	4,411	—	—	464	4,411
Ashmore Emerging Markets Low Duration Fund	—	—	17,080	148,161	—	—	17,080	148,161
Ashmore Emerging Markets Debt Fund	—	—	47,979	387,915	—	—	47,979	387,915
Ashmore Emerging Markets Corporate Income ESG Fund	—	—	21,171	136,620	—	—	21,171	136,620

Transactions in Class A shares for the year ended October 31, 2023, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	284,055	$1,383,736	22,112	$104,055	(432,918)	$(2,011,639)	(126,751)	$(523,848)
Ashmore Emerging Markets Local Currency Bond Fund	3,650	24,374	657	3,993	(30,829)	(201,321)	(26,522)	(172,954)

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Corporate Income Fund	261,821	$1,359,697	48,112	$253,902	(529,621)	$(2,766,003)	(219,688)	$(1,152,404)
Ashmore Emerging Markets Short Duration Fund	2,286,924	10,381,902	143,671	643,004	(1,347,038)	(5,922,593)	1,083,557	5,102,313
Ashmore Emerging Markets Active Equity Fund	98	753	145	1,014	(125,762)	(878,618)	(125,519)	(876,851)
Ashmore Emerging Markets Small-Cap Equity Fund	140,142	1,540,647	—	—	(139,219)	(1,543,103)	923	(2,456)
Ashmore Emerging Markets Frontier Equity Fund	38,001	323,023	4,293	36,169	(206,937)	(1,762,062)	(164,643)	(1,402,870)
Ashmore Emerging Markets Equity Fund	460,109	4,522,664	1,253	12,505	(351,596)	(3,535,339)	109,766	999,830
Ashmore Emerging Markets Equity ESG Fund	—	—	1	4	—	—	1	4
Ashmore Emerging Markets Low Duration Fund	—	—	3	29	—	—	3	29
Ashmore Emerging Markets Debt Fund	—	—	5	35	—	—	5	35
Ashmore Emerging Markets Corporate Income ESG Fund	—	—	5	32	—	—	5	32

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Transactions in Class C shares for the year ended October 31, 2023, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	2,768	$13,075	9,215	$43,244	(83,318)	$(392,770)	(71,335)	$(336,451)
Ashmore Emerging Markets Local Currency Bond Fund	168	1,000	2	13	(435)	(2,623)	(265)	(1,610)
Ashmore Emerging Markets Corporate Income Fund	19,840	106,650	20,469	107,863	(108,926)	(575,973)	(68,617)	(361,460)
Ashmore Emerging Markets Short Duration Fund	—	—	4,981	21,358	(38,682)	(162,274)	(33,701)	(140,916)
Ashmore Emerging Markets Active Equity Fund	—	—	1	10	—	—	1	10
Ashmore Emerging Markets Small-Cap Equity Fund	—	—	—	—	(2,780)	(32,766)	(2,780)	(32,766)
Ashmore Emerging Markets Frontier Equity Fund	10,431	85,000	105	856	(20,850)	(169,796)	(10,314)	(83,940)
Ashmore Emerging Markets Equity Fund	525	5,000	44	415	(6,099)	(56,063)	(5,530)	(50,648)
Ashmore Emerging Markets Equity ESG Fund	—	—	—	1	—	—	—	1
Ashmore Emerging Markets Low Duration Fund	—	—	3	25	—	—	3	25
Ashmore Emerging Markets Debt Fund	—	—	4	31	—	—	4	31

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Corporate Income ESG Fund	—	$—	4	$29	—	$—	4	$29

Transactions in Institutional Class shares for the year ended October 31, 2023, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	21,462,386	$103,688,703	5,751,175	$27,466,748	(41,319,719)	$(194,962,456)	(14,106,158)	$(63,807,005)
Ashmore Emerging Markets Local Currency Bond Fund	926,798	5,962,700	29,415	188,256	(243,450)	(1,555,825)	712,763	4,595,131
Ashmore Emerging Markets Corporate Income Fund	4,608,281	25,902,099	886,855	4,880,428	(9,541,955)	(52,482,610)	(4,046,819)	(21,700,083)
Ashmore Emerging Markets Short Duration Fund	1,706,959	7,924,774	191,162	843,363	(3,269,750)	(14,582,175)	(1,371,629)	(5,814,038)
Ashmore Emerging Markets Active Equity Fund	5,963,911	43,140,305	50,777	358,852	(14,732,134)	(110,895,068)	(8,717,446)	(67,395,911)
Ashmore Emerging Markets Small-Cap Equity Fund	105,339	1,528,927	—	—	(22,369)	(342,101)	82,970	1,186,826
Ashmore Emerging Markets Frontier Equity Fund	1,447,138	14,280,948	120,113	1,184,204	(2,266,405)	(22,396,106)	(699,154)	(6,930,954)
Ashmore Emerging Markets Equity Fund	4,734,389	45,556,845	91,838	879,491	(6,369,748)	(60,335,833)	(1,543,521)	(13,899,497)

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Equity ESG Fund	—	$—	6,122	$57,295	—	$—	6,122	$57,295
Ashmore Emerging Markets Low Duration Fund	110	935	34,976	299,814	—	—	35,086	300,749
Ashmore Emerging Markets Debt Fund	305	2,240	90,996	718,685	—	—	91,301	720,925
Ashmore Emerging Markets Corporate Income ESG Fund	169	1,027	52,024	336,062	—	—	52,193	337,089

Capital shares

Class A shares are issued at the Fund’s relevant NAV per share plus any applicable sales charge. Institutional Class and Class C shares are issued at the Fund’s relevant NAV per share without a sales charge. Shares confer upon the holders the right to receive notice of and attend, speak and vote at shareholder meetings of the Funds. The shares confer upon the holders the right to any or all dividends or distributions which the Trustees in their sole discretion may from time to time resolve to make or declare.

7.	Investment transactions

For the period ended April 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Ashmore Emerging Markets Total Return Fund	$52,833,277	$400,219,982
Ashmore Emerging Markets Local Currency Bond Fund	3,197,116	3,186,233
Ashmore Emerging Markets Corporate Income Fund	30,193,127	46,397,725
Ashmore Emerging Markets Short Duration Fund	8,654,266	31,242,837
Ashmore Emerging Markets Active Equity Fund	25,630,404	26,395,543
Ashmore Emerging Markets Small-Cap Equity Fund	3,108,409	3,500,675
Ashmore Emerging Markets Frontier Equity Fund	28,948,435	29,405,041
Ashmore Emerging Markets Equity Fund	99,319,618	74,644,851
Ashmore Emerging Markets Equity ESG Fund	3,430,399	3,087,658
Ashmore Emerging Markets Low Duration Fund	1,743,633	1,670,832
Ashmore Emerging Markets Debt Fund	2,668,999	2,641,736
Ashmore Emerging Markets Corporate Income ESG Fund	1,985,476	1,172,955

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the recharacterization of income recognition on investments in PFICs. At April 30, 2024, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Ashmore Emerging Markets Total Return Fund	$2,746,018	$(62,401,952)	$(59,655,934)	$153,639,780
Ashmore Emerging Markets Local Currency Bond Fund	193,414	(691,589)	(498,175)	10,675,152
Ashmore Emerging Markets Corporate Income Fund	597,022	(34,239,039)	(33,642,017)	90,315,971
Ashmore Emerging Markets Short Duration Fund	193,407	(43,046,121)	(42,852,714)	75,280,378
Ashmore Emerging Markets Active Equity Fund	2,398,079	(3,987,351)	(1,589,272)	25,877,992
Ashmore Emerging Markets Small-Cap Equity Fund	1,287,743	(527,453)	760,290	9,326,254
Ashmore Emerging Markets Frontier Equity Fund	11,169,119	(2,095,904)	9,073,215	61,973,765
Ashmore Emerging Markets Equity Fund	6,777,424	(6,085,749)	691,675	132,213,880
Ashmore Emerging Markets Equity ESG Fund	1,551,477	(605,806)	945,671	10,565,850
Ashmore Emerging Markets Low Duration Fund	30,705	(168,754)	(138,049)	9,513,691
Ashmore Emerging Markets Debt Fund	551,141	(766,470)	(215,329)	18,194,407
Ashmore Emerging Markets Corporate Income ESG Fund	52,407	(1,408,705)	(1,356,298)	8,640,895

8.	Federal income taxes

No provision for U.S. federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For financial reporting purposes the Funds may periodically make reclassifications among components of capital accounts to reflect permanent differences between U.S. GAAP and taxable income. The reclassifications have no impact on the net assets of the Funds. As a result, the following reclassifications were made to the October 31, 2023 Statements of Assets and Liabilities:

Fund	Paid in Capital	Distributable earnings/ (Accumulated loss)
Ashmore Emerging Markets Total Return Fund	$(607,767)	$607,767
Ashmore Emerging Markets Low Duration Fund	(16,040)	16,040
Ashmore Emerging Markets Debt Fund	(72,000)	72,000

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

The following Funds have available capital loss carryforwards for which there is no expiration date:

Fund	Short-Term Capital Loss Carryforward at October 31, 2023	Long-Term Capital Loss Carryforward at October 31, 2023
Ashmore Emerging Markets Total Return Fund	$(38,359,674)	$(286,429,687)
Ashmore Emerging Markets Local Currency Bond Fund	—	(1,075,418)
Ashmore Emerging Markets Corporate Income Fund	(28,118,434)	(95,411,393)
Ashmore Emerging Markets Short Duration Fund	(100,241,311)	(248,270,199)
Ashmore Emerging Markets Active Equity Fund	(12,237,024)	(7,154,292)
Ashmore Emerging Markets Small-Cap Equity Fund	(209,933)	(3,764,066)
Ashmore Emerging Markets Frontier Equity Fund	(5,177,700)	(2,257,239)
Ashmore Emerging Markets Equity Fund	(4,430,401)	(9,097,261)
Ashmore Emerging Markets Equity ESG Fund	(437,934)	(1,046,143)
Ashmore Emerging Markets Low Duration Fund	(566,988)	(667,272)
Ashmore Emerging Markets Debt Fund	(603,561)	(3,060,822)
Ashmore Emerging Markets Corporate Income ESG Fund	(406,919)	(989,361)

The Funds are subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740-10, Income Taxes. This standard provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the Funds’ financial statements. The Funds recognize the tax benefits of uncertain tax positions only where the position is more-likely-than-not (i.e. greater than 50-percent) to be sustained assuming examination by a tax authority based on the technical merits of the position. In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Funds’ financial statements. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. The Funds analyze all open tax years for all major taxing jurisdictions. Open tax years are those that are open to examination by taxing authorities, as defined by the Statute of Limitations in each jurisdiction. The Funds have no examinations by tax authorities in progress. The Trust has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of October 31, 2023, the components of distributable taxable earnings, including temporary differences were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gain	Accumulated Capital Losses and Other	Undistributed Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulated Earnings (Deficit)
Ashmore Emerging Markets Total Return Fund	$—	$—	$(325,250,496)	$(186,470,572)	$(511,721,068)
Ashmore Emerging Markets Local Currency Bond Fund	175,785	—	(1,081,033)	(621,554)	(1,526,802)
Ashmore Emerging Markets Corporate Income Fund	190,406	—	(123,599,392)	(45,718,023)	(169,127,009)

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gain	Accumulated Capital Losses and Other	Undistributed Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulated Earnings (Deficit)
Ashmore Emerging Markets Short Duration Fund	$539,909	$—	$(350,943,138)	$(59,571,045)	$(409,974,274)
Ashmore Emerging Markets Active Equity Fund	25,377	—	(19,391,316)	(5,664,536)	(25,030,475)
Ashmore Emerging Markets Small-Cap Equity Fund	56,098	—	(3,973,999)	(1,144,930)	(5,062,831)
Ashmore Emerging Markets Frontier Equity Fund	261,945	—	(7,437,504)	(2,361,483)	(9,537,042)
Ashmore Emerging Markets Equity Fund	116,584	—	(13,527,706)	(12,979,207)	(26,390,329)
Ashmore Emerging Markets Equity ESG Fund	6,302	—	(1,491,461)	(296,353)	(1,781,512)
Ashmore Emerging Markets Low Duration Fund	—	—	(1,245,139)	(345,594)	(1,590,733)
Ashmore Emerging Markets Debt Fund	—	—	(3,686,707)	(1,841,796)	(5,528,503)
Ashmore Emerging Markets Corporate Income ESG Fund	14,368	—	(1,491,866)	(2,641,691)	(4,119,189)

The taxable character of distributions paid during the fiscal year ended October 31, 2023, were as follows:

	Distributions From

Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Total Return Fund	$29,192,184	$—	$—	$607,767	$29,799,951
Ashmore Emerging Markets Local Currency Bond Fund	292,712	—	—	—	292,712
Ashmore Emerging Markets Corporate Income Fund	6,827,030	—	—	—	6,827,030
Ashmore Emerging Markets Short Duration Fund	5,645,584	—	—	—	5,645,584
Ashmore Emerging Markets Active Equity Fund	528,398	—	—	—	528,398

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

	Distributions From

Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Small-Cap Equity Fund	$—	$—	$—	$—	$—
Ashmore Emerging Markets Frontier Equity Fund	1,284,796	—	—	—	1,284,796
Ashmore Emerging Markets Equity Fund	1,579,990	—	—	—	1,579,990
Ashmore Emerging Markets Equity ESG Fund	81,886	—	—	—	81,886
Ashmore Emerging Markets Low Duration Fund	399,474	—	—	16,040	415,514
Ashmore Emerging Markets Debt Fund	923,107	—	—	72,000	995,107
Ashmore Emerging Markets Corporate Income ESG Fund	454,983	—	—	—	454,983

9.	Distributions to shareholders

The Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Low Duration Fund, Ashmore Emerging Markets Debt Fund and Ashmore Emerging Markets Corporate Income ESG Fund declare distributions of their net investment income daily and pay such distributions monthly. The Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Equity ESG Fund declare and pay distributions of their net investment income at least quarterly.

Distributions of net realized capital gains, if any, are declared and paid at least annually. The Funds may also make a special distribution to comply with federal tax requirements. Income dividends and capital gains distributions determined in accordance with federal income tax regulations may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal period in which income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of foreign currency transactions and swap transactions. As a result, income dividends and capital gain distributions declared during a fiscal period for federal tax purposes may differ significantly from the net investment income and realized capital gain reported on each Fund’s financial statements presented under U.S. GAAP. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution may be reported as return of capital. Temporary differences do not require reclassification. See note 8 for further details.

10.	Derivative instruments and hedging activities

FASB ASC Topic 815-10 (“Topic 815-10”), Disclosures about Derivative Instruments and Hedging Activities, requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

None of the derivatives held in the Funds have been designated as hedging instruments under Topic 815-10. A discussion of the strategies for these derivatives and their counterparty credit risk can be found below.

In accordance with Topic 815-10, the Funds record their trading-related derivative activities on a fair value basis (as described in note 4). Fair values represent the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), however, are not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC eliminated the asset segregation framework arising from prior SEC guidance for covering derivatives and certain financial instruments. Rule 18f-4 may limit a Fund’s ability to use derivatives as part of its investment strategy, make derivatives more costly or otherwise adversely affect Fund performance.

The following disclosures contain information on how and why the Funds used derivative financial instruments; the credit-risk-related contingent features in certain derivative financial instruments; and how derivative financial instruments affected the Funds’ financial position, results of operations and cash flows. The location and fair value of these instruments on the Statements of Assets and Liabilities and the realized, and changes in unrealized, gains and losses on the Statements of Operations, are included in tables following each Fund’s Schedule of Investments and are categorized by type of financial derivative contract.

(a) Forward foreign currency exchange contracts

A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time the contract is made. The Funds may enter into forward foreign currency exchange contracts in connection with settling planned purchases or sales of securities, as part of an investment strategy to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, or to gain or limit exposure to foreign currencies. All forward foreign currency exchange contracts are valued daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in net realized gain/(loss) on forward foreign exchange contracts in the Statements of Operations.

Risks arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the United States Dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments should be considered in light of all related and offsetting transactions. The Funds bear market risk from changes in foreign currency exchange rates and credit risk if the counterparty fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in the notes to the Schedules of Investments.

During the period ended April 30, 2024, the Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Low Duration Fund, Ashmore Emerging Markets Debt Fund and Ashmore Emerging Markets Corporate Income ESG Fund had average quarterly contract notional exposures of $215,802,950, $7,649,725, $2,482,376, $101,962, $202,326, $613,308 and $353,838, respectively, related to forward foreign currency exchange contracts.

(b) Swap Agreements

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

During the reporting period, certain Funds entered into swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. Swap agreements are either privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform such as a registered exchange (“centrally cleared swaps”). Swap agreements are recorded at their fair value. The fair value is based on quoted market prices or prices obtained from a third party provider at the date of the Statements of Assets and Liabilities without any deduction for estimated future selling costs. Swap agreements are marked to market daily and the change in fair value, if any, is recorded as unrealized gain or loss. Payments made or received are recorded as part of realized gains and losses. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

The periodic payments on the swap agreements entered into by the Funds are reflected in the Statements of Operations within net realized gain/(loss) on interest rate swap contracts. Unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities for OTC swaps. Changes in the fair value are reflected in the Statements of Operations within net change in unrealized appreciation/(depreciation) on interest rate and centrally cleared swap contracts in the period in which they occur. Certain Funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligations to perform.

During the period ended April 30, 2024, the Ashmore Emerging Markets Total Return Fund and Ashmore Emerging Markets Local Currency Bond Fund had average quarterly notional exposures of $12,143,575 and $1,714,840, respectively, related to interest rate swap agreements.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. No amounts have been offset in the Statements of Assets and Liabilities.

Offsetting of Financial Assets and Derivative Assets as of April 30, 2024:

Over-the-Counter Financial Derivative Instruments:

Forward Currency Contracts and Interest Rate Swap Contracts

Ashmore Emerging Markets Total Return Fund

Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty

Barclays	$19,856	$(3,378)	$—	$16,478
BNP Paribas	23,405	(2,280)	—	21,125
Citibank	10,097	(10,097)	—	—
Deutsche Bank	24,971	(24,971)	—	—
HSBC Bank	63,458	(60,089)	(3,369)	—
JPMorgan Chase	5,174	(3,292)	—	1,882
Merrill Lynch	24,409	(8,892)	—	15,517
Morgan Stanley	8,642	(8,642)	—	—
Santander	14,053	—	—	14,053
Standard Chartered	12,704	(216)	—	12,488
State Street	2,041	(2,041)	—	—

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Ashmore Emerging Markets Total Return Fund

Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty

UBS	$12,503	$(1,271)	$—	$11,232

Total	$221,313	$(125,169)	$(3,369)	$92,775

Ashmore Emerging Markets Total Return Fund

Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty

Barclays	$3,378	$(3,378)	$—	$—
BNP Paribas	2,280	(2,280)	—	—
Citibank	65,688	(10,097)	(55,591)	—
Deutsche Bank	27,458	(24,971)	—	2,487
HSBC Bank	60,089	(60,089)	—	—
JPMorgan Chase	3,292	(3,292)	—	—
Merrill Lynch	8,892	(8,892)	—	—
Morgan Stanley	147,560	(8,642)	—	138,918
Standard Chartered	216	(216)	—	—
State Street	3,464	(2,041)	—	1,423
UBS	1,271	(1,271)	—	—

Total	$323,588	$(125,169)	$(55,591)	$142,828

Ashmore Emerging Markets Local Currency Bond Fund

Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty

Barclays	$2,092	$(2,092)	$—	$—
BNP Paribas	1,462	(525)	—	937
Citibank	2,107	(2,107)	—	—
Deutsche Bank	3,315	(3,315)	—	—
HSBC Bank	22,246	(4,365)	(18,741)	-860
JPMorgan Chase	1,106	(77)	—	1,029
Merrill Lynch	1,617	(759)	—	858
Morgan Stanley	6,776	(1,313)	—	5,463
Santander	2,397	(126)	—	2,271
Standard Chartered	1,485	(197)	—	1,288
State Street	98	(98)	—	—
UBS	6,239	(1)	—	6,238

Total	$50,940	$(14,975)	$(18,741)	$17,224

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Ashmore Emerging Markets Local Currency Bond Fund

Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty

Barclays	$2,347	$(2,092)	$—	$255
BNP Paribas	525	(525)	—	—
Citibank	7,934	(2,107)	—	5,827
Deutsche Bank	6,844	(3,315)	—	3,529
HSBC Bank	4,365	(4,365)	—	—
JPMorgan Chase	77	(77)	—	—
Merrill Lynch	759	(759)	—	—
Morgan Stanley	1,313	(1,313)	—	—
Santander	126	(126)	—	—
Standard Chartered	197	(197)	—	—
State Street	829	(98)	—	731
UBS	1	(1)	—	—

Total	$25,317	$(14,975)	$—	$10,342

Ashmore Emerging Markets Corporate Income Fund

Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty

Barclays	$4,580	$(4,580)	$—	$—
Deutsche Bank	15,781	—	—	15,781

Total	$20,361	$(4,580)	$—	$15,781

Ashmore Emerging Markets Corporate Income Fund

Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty

Barclays	$8,836	$(4,580)	$—	$4,256

Total	$8,836	$(4,580)	$—	$4,256

Ashmore Emerging Markets Short Duration Fund

Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty

Barclays	$2,938	$—	$—	$2,938

Total	$2,938	$—	$—	$2,938

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Ashmore Emerging Markets Low Duration Fund

Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty

Morgan Stanley	$2,623	$—	$—	$2,623

Total	$2,623	$—	$—	$2,623

Ashmore Emerging Markets Debt Fund

Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty

Ashmore Global	$321	$(278)	$—	$43
Barclays	417	—	—	417
Morgan Stanley	4,818	—	—	4,818

Total	$5,556	$(278)	$—	$5,278

Ashmore Emerging Markets Debt Fund

Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty

Ashmore Global	$278	$(278)	$—	$—

Total	$278	$(278)	$—	$—

Ashmore Emerging Markets Corporate Income ESG Fund

Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty

Standard Chartered	$4,467	$—	$—	$4,467

Total	$4,467	$—	$—	$4,467

11.	Related parties

Investment management fees

The Trust has an Investment Management Agreement (the “Agreement”) with the Investment Manager, with whom certain Trustees and Officers of the Trust are affiliated, to furnish investment management services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Investment Manager for its investment management services at the following rates, based on each Fund’s average daily net assets:

Fund	Rate
Ashmore Emerging Markets Total Return Fund	1.00%
Ashmore Emerging Markets Local Currency Bond Fund	0.75%*

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Fund	Rate
Ashmore Emerging Markets Corporate Income Fund	0.85%
Ashmore Emerging Markets Short Duration Fund	0.65%
Ashmore Emerging Markets Active Equity Fund	1.00%
Ashmore Emerging Markets Small-Cap Equity Fund	1.25%**
Ashmore Emerging Markets Frontier Equity Fund	1.50%
Ashmore Emerging Markets Equity Fund	1.00%***
Ashmore Emerging Markets Equity ESG Fund	1.00%***
Ashmore Emerging Markets Low Duration Fund	0.65%
Ashmore Emerging Markets Debt Fund	0.65%****
Ashmore Emerging Markets Corporate Income ESG Fund	0.85%

*Prior to February 28, 2023, the contractual management fee was 0.95% of average daily net assets.

**Prior to February 28, 2023, the contractual management fee was 1.50% of average daily net assets.

***Prior to February 28, 2023, the contractual management fee was 1.15% of average daily net assets.

****Prior to August 1, 2023, the contractual management fee was 0.70% of average daily net assets.

The Investment Manager has contractually agreed to waive its fees or reimburse each Fund for certain other expenses to the extent that a Fund’s Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expenses, taxes, custodial credits, transfer agency credits, expense offset arrangements, and extraordinary expenses, which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses) for the Fund’s Class A, Class C and Institutional Class Shares exceed the percentage of the average daily net assets attributable to the particular share class shown below. Under the Expense Limitation Agreement, the Investment Manager may recoup amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the annual expense limit, and further that expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed. The contractual expense limitation arrangement is expected to continue until at least February 28, 2025. The arrangement may be terminated by the Trust, subject to approval by the Board of Trustees of the Trust, upon ninety (90) days’ written notice to the Investment Manager. The expense limitation arrangement may be terminated before February 28, 2025 only by the Board of Trustees.

Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Total Return Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Local Currency Bond Fund	1.02%	1.77%	0.77%
Ashmore Emerging Markets Corporate Income Fund	1.12%	1.87%	0.87%
Ashmore Emerging Markets Short Duration Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Active Equity Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Small-Cap Equity Fund	1.52%	2.27%	1.27%
Ashmore Emerging Markets Frontier Equity Fund	1.77%	2.52%	1.52%
Ashmore Emerging Markets Equity Fund	1.27%	2.02%	1.02%

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Equity ESG Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Low Duration Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Debt Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Corporate Income ESG Fund	1.12%	1.87%	0.87%

Any such waiver or reimbursement is subject to the Investment Manager’s right to recover amounts waived or reimbursed to the extent actual fees and expenses for a future fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Investment Manager shall only be entitled to recover such amounts waived or reimbursed during the previous three fiscal years. The amounts recaptured pursuant to the expense limitation agreement will be limited to the lesser of (1) the expense limitation amount that was in effect at the time of the waiver or reimbursement or (2) the expense limitation amount that is in effect at the time of recapture. The total amounts subject to recovery in fiscal years are shown below:

Fund	2024	2025	2026	2027	Total
Ashmore Emerging Markets Total Return Fund	$1,209,234	$1,119,411	$1,023,234	$360,628	$3,712,507
Ashmore Emerging Markets Local Currency Bond Fund	152,924	121,907	168,860	83,766	527,457
Ashmore Emerging Markets Corporate Income Fund	361,106	345,989	276,983	135,185	1,119,263
Ashmore Emerging Markets Short Duration Fund	203,439	216,728	228,856	93,575	742,598
Ashmore Emerging Markets Active Equity Fund	208,770	220,507	266,050	94,037	789,364
Ashmore Emerging Markets Small-Cap Equity Fund	100,902	110,918	150,305	65,869	427,994
Ashmore Emerging Markets Frontier Equity Fund	238,815	342,706	355,358	168,213	1,105,092
Ashmore Emerging Markets Equity Fund	172,553	280,776	412,520	172,203	1,038,052
Ashmore Emerging Markets Equity ESG Fund	148,942	110,142	121,592	59,754	440,430
Ashmore Emerging Markets Low Duration Fund	75,473	77,472	91,077	47,026	291,048
Ashmore Emerging Markets Debt Fund	155,066	86,233	103,221	68,827	413,347
Ashmore Emerging Markets Corporate Income ESG Fund	146,750	99,997	85,004	42,691	374,442

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Distribution and Servicing fees

The Funds have adopted Amended Plans of Distribution and Servicing Fees pursuant to Rule 12b-1 under the 1940 Act (“Distribution and Servicing Fee Plans”). Under the Distribution and Servicing Fee Plans, each of the Funds may pay fees to the distributor on an ongoing basis as compensation for the services the distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). Class A and C shares each have a separate 12b-1 Plan. Class A shares pay only servicing fees. Class C shares pay both distribution and servicing fees. The following table lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of a Fund’s average daily net assets attributable to the particular class of shares):

	Servicing Fee	Distribution Fee
Class A shares	0.25%	None
Class C shares	0.25%	0.75%

Cross Trades

The 1940 Act prohibits the Funds and their affiliates from knowingly selling any security or other property to the Funds (other than securities of which the buyer is the issuer), or buying any security (other than securities of which the seller is the issuer) or other property from the Funds. Rule 17a-7 under the 1940 Act provides relief from these prohibitions for various types of “cross trades” and similar transactions that may benefit shareholders by allowing the participating funds or accounts to avoid brokerage commissions and other transaction costs of trades.

During the period ended April 30, 2024, none of the Funds bought and/or sold securities from an account or accounts that were also advised by the Trust’s investment adviser or its affiliates.

As of April 30, 2024, Ashmore Management Company Limited owned the following percentages of the outstanding shares of each Fund:

Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Local Currency Bond Fund	—%	22.95%	86.55%
Ashmore Emerging Markets Active Equity Fund	—%	100.00%	76.34%
Ashmore Emerging Markets Equity ESG Fund	100.00%	100.00%	100.00%
Ashmore Emerging Markets Low Duration Fund	100.00%	100.00%	100.00%
Ashmore Emerging Markets Debt Fund	100.00%	100.00%	100.00%
Ashmore Emerging Markets Corporate Income ESG Fund	100.00%	100.00%	100.00%

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

In addition to the Ashmore Management Company Limited ownership, shown in the table above, the following Funds had other investors owning of record or known by the Funds to own beneficially greater than 5% of the outstanding shares of such Funds:

Fund	Class	# of Investors Owning > 5% of outstanding Shares	% of Ownership by Investor

Ashmore Emerging Markets Total Return Fund	Class A	6	25.58%, 21.14%, 17.46%, 12.88%, 11.16%, 5.86%

	Class C	4	53.62%, 22.11%, 16.35%, 7.92%

	Institutional Class	5	35.08%, 17.00%, 14.85%, 10.40%, 7.61%

Ashmore Emerging Markets Local Currency Bond Fund	Class A	3	79.65%, 11.40%, 7.02%

	Class C	2	77.05%, 22.95%

	Institutional Class	2	86.55%, 12.95%

Ashmore Emerging Markets Corporate Income Fund	Class A	5	34.23%, 23.89%, 19.29%, 10.55%, 7.25%

	Class C	4	64.37%, 9.62%, 9.26%, 9.03%

	Institutional Class	6	34.36%, 21.76%, 12.09%, 7.01%, 5.67%, 5.03%

Ashmore Emerging Markets Short Duration Fund	Class A	2	74.38%, 18.35%

	Class C	4	41.25%, 31.82%, 17.73%, 9.20%

	Institutional Class	2	82.65%, 10.31%

Ashmore Emerging Markets Active Equity Fund	Class A	2	84.38%, 15.60%

	Institutional Class	2	13.45%, 8.66%

Ashmore Emerging Markets Small-Cap Equity Fund	Class A	4	37.01%, 34.35%, 16.64%, 8.34%

	Class C	2	61.92%, 38.08%

	Institutional Class	5	26.33%, 25.05%, 23.49% 13.10%, 5.08%

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2024 (Unaudited)

Fund	Class	# of Investors Owning > 5% of outstanding Shares	% of Ownership by Investor

Ashmore Emerging Markets Frontier Equity Fund	Class A	2	64.25%, 27.10%

	Class C	2	89.05%, 8.36%

	Institutional Class	3	42.73%, 29.36%, 23.21%

Ashmore Emerging Markets Equity Fund	Class A	2	73.23%, 26.49%

	Class C	2	55.50%, 44.50%

	Institutional Class	3	47.86%, 31.12%, 6.62%

12.	Commitments

In relation to its investments, some of the Funds of the Trust may from time to time agree to indemnify and/or pre-fund trustees or other agents, either solely or alongside other creditors on a several basis. Generally, such agreements do not have a termination date. The Trustees are not aware of and do not currently expect any claims to be made against the Funds under any such indemnity or pre-funding agreements.

13. Significant events during the period

On March 21, 2024 the Board of Trustees approved the establishment of a new Fund of the Trust, Ashmore Emerging Markets Equity ex China Fund.

14. Subsequent events

On June 12, 2024, Ashmore Emerging Markets Equity ex China Fund began offering Institutional Class shares.

Also on June 12, 2024, the Board of Trustees approved a plan of liquidation for Ashmore Emerging Markets Corporate Income ESG Fund, with such liquidation scheduled to take place on or about June 14, 2024.

The Trust has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no additional subsequent events relevant for financial statement adjustment or disclosure, other than the items mentioned above.

ASHMORE FUNDS

LIQUIDITY RISK MANAGEMENT PROGRAM

As of April 30, 2024 (Unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted a liquidity risk management program pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended. The program’s principal objectives are to support each Fund’s compliance with limits on investments in illiquid assets and to mitigate the risk that a Fund is unable to meet its redemption obligations in a timely manner. From January 1, 2023 through December 31, 2023, the period covered by the annual liquidity risk management report to the board regarding the operation and effectiveness of the program, the program supported each Fund’s ability to meet redemption requests in a timely manner and the program administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions. The program includes a number of elements that support the management or assessment of liquidity risk, including an annual assessment of factors that may impact a Fund’s liquidity and the periodic classification (or re-classification, as determined necessary) of a Fund’s investments into liquidity buckets that reflect the program administrator’s assessment of their relative liquidity under current market conditions. There can be no assurance that the program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which each Fund may be subject.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL

As of April 30, 2024 (Unaudited)

ADVISORY AGREEMENT APPROVAL

At a meeting of the Board of Trustees (the “Board”) of Ashmore Funds (the “Trust”) held on March 21, 2024, the Board, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), voting separately, considered and unanimously approved the continuation of the Investment Management Agreement between Ashmore Investment Advisors Limited (“AIAL”) and the Trust (the “Agreement”), on behalf of each of Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Corporate Income ESG Fund, Ashmore Emerging Markets Debt Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Low Duration Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Active Equity Fund, and Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund (each series, a “Fund,” and collectively, the “Funds”).

In determining to approve the continuation of the Agreement for a one-year period, the Trustees considered all factors that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant to the interests of shareholders, including those listed below. In evaluating the terms of the Agreement, the Board did not identify any single factor as controlling, and individual members of the Board did not necessarily attribute the same weight or importance to each factor, nor are the items described herein all-encompassing of the matters considered by the Board. Throughout their review of the Agreement, the Independent Trustees were assisted by their own Independent Trustee legal counsel. The Independent Trustees had formally requested through their legal counsel, and AIAL had provided, certain information the Independent Trustees considered relevant to their evaluation. The Contracts Review Committee, which is comprised of all of the Independent Trustees, discussed the information on different occasions, with and without representatives of AIAL present.

Among the information and factors considered by the Board in evaluating the Agreement were the following:

NATURE, QUALITY AND EXTENT OF INVESTMENT MANAGEMENT SERVICES

The Board examined the nature, quality and extent of the services provided by AIAL to the Funds.

AIAL’s Services to All Funds

The Board considered information regarding the overall organization and resources of AIAL, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds. The Board reviewed AIAL’s key personnel who provide investment management services to the Funds, as well as the fact that, under the Agreement, AIAL has the authority and responsibility, subject to the Board’s oversight, to make and execute investment decisions for the Funds within the framework of the Funds’ investment policies and restrictions.

The Board considered that AIAL’s duties include: (i) investment research and selection; (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions, the 1940 Act and other relevant laws; and (iii) furnishing office space and equipment, providing bookkeeping and clerical services (excluding determination of net asset value and shareholder accounting services) and paying all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with AIAL (except to the extent such salaries, fees and expenses are paid by another AIAL affiliate other than the Trust or a Fund). The Board also evaluated the significant compliance resources available to, and utilized by, AIAL. The Board also considered that AIAL supports the Funds’ compliance control structure, and, in particular, the resources that are devoted by AIAL in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ liquidity and derivatives risk management programs. The Board also considered AIAL’s investments in business continuity planning designed to benefit the Funds.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2024 (Unaudited)

Investment Performance

In considering each Fund’s performance, the Board requested and received from AIAL data compiled by FUSE Research Network, LLC (“Fuse”). The Trustees also received information explaining the methodology for compilation of certain of this information and what it was intended to demonstrate. The Board considered the performance of each Fund in light of its investment objective on a comparable basis relative to the Fund’s peers. The Board received performance information for Institutional Shares for the one-, three-, five- and ten-year periods ended December 31, 2023 for Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Total Return Fund and Ashmore Emerging Markets Frontier Equity Fund and for the one-, three- and five-year periods ended December 31, 2023 for Ashmore Emerging Markets Short Duration Fund and Ashmore Emerging Markets Active Equity Fund. The Board also received performance information for Institutional Shares for the one- and three-years period ended December 31, 2023 for Ashmore Emerging Markets Debt Fund, Ashmore Emerging Markets Equity ESG Fund and Ashmore Emerging Markets Low Duration Fund and for the one-year period ended December 31, 2023 for Ashmore Emerging Markets Corporate Income ESG Fund. In considering such comparative data, the Trustees noted the specialized nature and focus of many of the Funds, and for certain Funds the limited number of peer group funds, particularly for the longer performance periods. In their review, the Trustees also sought to identify Funds for which the performance, fees and total expenses appeared to be outliers within their respective peer groups or other comparative metrics, and sought to understand the reasons for such comparative positions.

Ashmore Emerging Markets Corporate Income Fund. The Board noted that the Ashmore Emerging Markets Corporate Income Fund’s performance ranked seventh out of seven, seventh out of seven, seventh out of seven and sixth out of six in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2023, respectively, while ranking in the fourth quartile (first being the best) in its larger performance universe for the same four periods.

Ashmore Emerging Markets Corporate Income ESG Fund. The Board noted that the Ashmore Emerging Markets Corporate Income ESG Fund’s performance ranked seventh out of seven in its peer group for the one-year period ended December 31, 2023, while ranking in the fourth quartile (first being the best) in its larger performance universe for the same period.

Ashmore Emerging Markets Debt Fund. The Board noted that the Ashmore Emerging Markets Debt Fund’s performance ranked eleventh out of eleven and sixth out of ten in its peer group for the one- and three-year periods ended December 31, 2023, while ranking in the fourth and third quartiles (first being the best) in its larger performance universe for the same two periods.

Ashmore Emerging Markets Short Duration Fund. The Board noted that the Ashmore Emerging Markets Short Duration Fund’s performance ranked first out of four, fourth out of four, and third out of three in its peer group for the one-, three- and five-year periods ended December 31, 2023, respectively, while ranking in the second, fourth and fourth quartiles (first being the best) in its larger performance universe for the same three periods.

Ashmore Emerging Markets Low Duration Fund. The Board noted that the Ashmore Emerging Markets Low Duration Fund’s performance ranked third out of four in its peer group for the one- and three-year periods ended December 31, 2023, while ranking in the fourth and second quartiles (first being the best) in its larger performance universe for the same two periods.

Ashmore Emerging Markets Equity Fund. The Board observed that Ashmore Emerging Markets Equity Fund’s performance ranked third out of sixteen, fourth out of sixteen, first out of thirteen, and first out of seven in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2023, respectively, while ranking in the third, second, first and first quartiles (first being the best) in its larger performance universe for the same four periods.

Ashmore Emerging Markets Equity ESG Fund. The Board observed that Ashmore Emerging Markets Equity ESG Fund’s performance ranked second out of fourteen and eighth out of twelve in its peer group for the one- and three-year periods ended December 31, 2023, while ranking in the second and third quartiles (first being the best) in its larger performance universe for the same two periods.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2024 (Unaudited)

Ashmore Emerging Markets Frontier Equity Fund. The Board noted that the Ashmore Emerging Markets Frontier Equity Fund’s performance ranked second out of five, first out of five, second out of five, and first out of three in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2023, respectively, while ranking in the second, first, second, and first quartiles (first being the best) in its performance universe for the same four periods.

Ashmore Emerging Markets Local Currency Bond Fund. The Board observed that the Ashmore Emerging Markets Local Currency Bond Fund’s performance ranked fifth out of fourteen, ninth out of fourteen, ninth out of thirteen and seventh out of twelve in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2023, respectively, while ranking in the second, third, third and third quartiles (first being the best) in its performance universe for the same four periods.

Ashmore Emerging Markets Small-Cap Equity Fund. The Board noted that the Ashmore Emerging Markets Small-Cap Equity Fund’s performance ranked ninth out of sixteen, ninth out of sixteen, fifth out of fifteen, and sixth out of ten in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2023, respectively, while ranking in the third, third, second and third quartiles (first being the best) in its performance universe for the same four periods.
Ashmore Emerging Markets Active Equity Fund. The Board noted that the Ashmore Emerging Markets Active Equity Fund’s performance ranked twelfth out of sixteen, eighth out of sixteen and twelfth out of thirteen in its peer group for the one-, three- and five-year periods ended December 31, 2023, respectively, while ranking in the fourth, third, and fourth quartiles (first being the best) in its larger performance universe for the same three periods.

Ashmore Emerging Markets Total Return Fund. The Board observed that the Ashmore Emerging Markets Total Return Fund’s performance ranked eighth out of thirteen, twelfth out of twelve, twelfth out of twelve and seventh out of eight in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2023, respectively, while ranking in the third, fourth, fourth, and fourth quartiles (first being the best) in its larger performance universe for the same four periods.

The Board noted AIAL’s expressed long-term approach to investment management and its favorable longer-term track record in managing accounts having similar strategies as the Funds.

The Board concluded that it was satisfied with the nature, extent and quality of services provided by AIAL to each Fund and that there was a reasonable basis on which to conclude that each Fund would continue to benefit from the services provided by AIAL.

INVESTMENT MANAGEMENT FEES AND COST OF SERVICES

The Board also considered the contractual and actual investment management fees paid by each Fund to AIAL. In doing so, the Board compared the contractual and actual investment management fees and overall net expense ratios (represented by the Funds’ Institutional Shares) to those of the Funds’ peers as determined by Fuse. The Board noted that several of the Funds were quite small in size relative to their peers. As with the performance comparisons, the Board also noted that, with respect to several of the Funds, there were only a limited number of peer funds with similar investment strategies. Where contractual or actual management fees or total expense ratios of a Fund were meaningfully above those of the Fuse peers, the Board also considered and took into account the extent to which AIAL had undertaken to waive a portion of its fees and/or reimburse expenses so as to otherwise limit these Funds’ ordinary operating expenses until at least February 28, 2025. The Board also considered the recent reduction in the management fee and expense caps for Ashmore Emerging Markets Debt Fund.

The Board reviewed AIAL’s costs and profitability as presented by it in serving as investment adviser. The Board noted that AIAL was operating at a loss with respect to Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Low Duration Fund, Ashmore Emerging Markets Debt Fund, and Ashmore Emerging Markets Corporate Income ESG Fund. With respect to the remaining Funds, the Board concluded that AIAL’s profitability was not excessive.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2024 (Unaudited)

In evaluating the terms of the Agreement, the Board also considered the other benefits that may inure to AIAL as a result of its relationship with the Funds, such as the reputational benefit derived from serving as investment adviser to the Funds.

In light of the information provided and the quality of the services rendered and anticipated to be rendered, the Board concluded that the investment management fees to be charged to the Funds were appropriate.

ECONOMIES OF SCALE

The Board noted that the contractual investment management fees for the Funds do not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board observed that many of the Funds remained quite small in size, and that the collective assets of all of the Funds were approximately $800 million as of December 31, 2023. The Board also observed that AIAL was subsidizing all of the Funds through fee waivers and expense reimbursements. In evaluating the Funds’ contractual investment management fees, the Board considered AIAL’s representation that the contractual investment management fees were intended to reflect achievable economies of scale and also AIAL’s continuing agreement to limit certain expenses of each Fund. The Board received and evaluated information concerning whether AIAL would realize economies of scale as the assets of individual Funds grow beyond current levels. The Board noted they intend to monitor each Fund’s asset growth in connection with future reviews of the Funds’ Agreement to determine whether breakpoints may be appropriate at such time. In light of the Funds’ current sizes and expense structures, the Board concluded that breakpoints in the Funds’ contractual investment management fees were not warranted at this time.

***

The Board concluded that the fees to be paid to AIAL by each Fund were appropriate in light of the services to be provided by AIAL, the costs to AIAL of operating the Funds and the Funds’ current and reasonably foreseeable asset levels, and determined that the Agreement should, therefore, be approved.

***

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2024 (Unaudited)

ADVISORY AGREEMENT APPROVAL

At a meeting of the Board of Trustees of Ashmore Funds (the “Trust”) held on March 21, 2024, the Board, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), voting separately, considered and unanimously approved the Investment Management Agreement (the “Agreement”) between Ashmore Investment Advisors Limited (“AIAL”) and the Trust, on behalf of Ashmore Emerging Markets Equity ex China Fund (the “Fund”). In determining to approve the Agreement for an initial term, the Trustees considered all factors that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant to the interests of shareholders, including those listed below.

In evaluating the terms of the Agreement, the Board did not identify any single factor as controlling, and individual members of the Board did not necessarily attribute the same weight or importance to each factor, nor are the items described herein all-encompassing of the matters considered by the Board. Throughout their review of the Agreement, the Independent Trustees were assisted by their own Independent Trustee legal counsel. The Independent Trustees had formally requested through their legal counsel, and AIAL had provided, certain information the Independent Trustees considered relevant to their evaluation. The Contracts Review Committee, which is comprised of all of the Independent Trustees, discussed the information on different occasions, with and without representatives of AIAL present.

Among the information and factors considered by the Board in evaluating the Agreement were the following:

NATURE, QUALITY AND EXTENT OF INVESTMENT MANAGEMENT SERVICES

The Board examined the nature, quality and extent of the services expected to be provided to the Fund by AIAL.

AIAL’s Services

The Board considered information regarding the overall organization and resources of AIAL, including information regarding senior management, portfolio managers and other personnel expected to provide investment management, administrative and other services to the Fund. The Board reviewed AIAL’s key personnel who would provide investment management services to the Fund, as well as the fact that, under the Agreement, AIAL would have the authority and responsibility, subject to the Board’s oversight, to make and execute investment decisions for the Fund within the framework of the Fund’s investment policies and restrictions. The Board noted that AIAL had substantial experience managing emerging market equity strategies and discussed AIAL’s proposed approach to exclude certain Chinese issuers from the Fund’s investment portfolio.

The Board considered that AIAL’s duties would include: (i) investment research and selection; (ii) adherence to (and monitoring compliance with) the Fund’s investment policies and restrictions, the 1940 Act and other relevant laws; and (iii) furnishing office space and equipment, providing bookkeeping and clerical services (excluding determination of net asset value and shareholder accounting services) and paying all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with AIAL (except to the extent such salaries, fees and expenses are paid by another AIAL affiliate other than the Trust or the Fund). The Board also evaluated the significant compliance resources available to and expected to be utilized by AIAL. The Board considered that AIAL would support the Fund’s compliance control structure, and, in particular, the resources that would be devoted by AIAL in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act and the Fund’s liquidity and derivatives risk management programs. The Board noted that the Fund’s investment guidelines generally align with the existing funds in the Trust but will include additional coding restrictions related to the “ex China” strategy, which restrictions will be monitored as part of the Trust’s compliance program. The Board also considered AIAL’s investments in business continuity planning designed to benefit the Fund.

The Board concluded that it was satisfied with the nature, extent and quality of services expected to be provided to the Fund by AIAL, and that there was a reasonable basis on which to conclude that the Fund would benefit from the services provided by AIAL.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2024 (Unaudited)

INVESTMENT MANAGEMENT FEES AND COST OF SERVICES

The Board also considered the contractual and actual investment management fees to be paid by the Fund to AIAL. In doing so, the Board compared the proposed contractual and actual investment management fees and overall net expense ratios (represented by the Fund’s Institutional Shares) to those of an appropriate group of peer funds (“Peer Group”) as determined by FUSE Research Network, LLC (“Fuse”). The Board noted that the proposed contractual and actual investment management fees and overall net expense ratios were similar to the management fees and expense ratios of the emerging market equity funds in the Trust. As part of this review, the Board considered the composition of the Peer Group and the methodology used to select the Peer Group. In considering the reasonableness of the Fund’s proposed contractual investment management fees and projected total expense ratios, the Board considered that the Fund’s proposed gross advisory fees ranked ninth out of twelve, its proposed contractual investment management fees ranked ninth out of twelve and its estimated total net expense ratios ranked seventh out of twelve in its Peer Group. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of other funds in the Peer Group are set and potentially material differences between the Fund and the Peer Group. The Board also considered and took into account AIAL’s undertaking to waive fees and/or reimburse expenses so as to otherwise limit the Fund’s ordinary operating expenses until at least May 22, 2025. The Board reviewed AIAL’s projected costs and profitability as presented by it in serving as investment adviser to the Fund. The Board noted that the Fund was not expected to be profitable to AIAL initially.

In evaluating the terms of the Agreement, the Board also considered the other benefits that may inure to AIAL as a result of its relationship with the Fund, such as the reputational benefit derived from serving as investment adviser to the Fund.

In light of the information provided and the quality of the services rendered and anticipated to be rendered, the Board concluded that the investment management fees to be charged to the Fund were reasonable.

ECONOMIES OF SCALE

The Board noted that the proposed contractual investment management fees for the Fund do not contain breakpoints that would reduce the fee rate on assets above specified levels. In evaluating the Fund’s contractual investment management fees, the Board considered AIAL’s representation that the contractual investment management fees were intended to reflect achievable economies of scale and also considered AIAL’s agreement to limit certain expenses of the Fund. In light of the Trust’s current size and expense structure, the Board concluded that breakpoints in the Fund’s contractual investment management fees were not warranted at this time. The Board noted, however, that it intends to monitor the Fund’s asset growth in connection with future reviews of the Fund’s advisory arrangements to determine whether breakpoints may be appropriate at such time. The Board noted that AIAL would consider the possibility of including breakpoints in the advisory arrangements once the Fund reaches a certain level of profitability.

***

The Board concluded that the fees to be paid to AIAL by the Fund were appropriate in light of the services to be provided by AIAL, the expected costs to AIAL of operating the Fund and the Fund’s reasonably foreseeable asset levels, and determined that the Agreement should, therefore, be approved.

***

ASHMORE FUNDS

SUPPLEMENTARY INFORMATION (UNAUDITED)

REMUNERATION DISCLOSURE

Ashmore Investment Advisors Limited (“AIAL”) is a full-scope UK Alternative Investment Fund Manager (“AIFM”) that manages many alternative investment funds (“AIFs”). These AIFs implement a number of investment strategies including; equity, fixed income and alternatives; and invest in many different regions and industry sectors. AIAL manages both open-ended and closed-ended AIFs, several of its AIFs are leveraged and some are listed on regulated markets. Its assets under management was approximately US$2.2 billion at June 30, 2023. AIAL’s parent company (“Ashmore”) is listed on a regulated market, counts eleven offices worldwide and has a number of subsidiaries both in the UK and abroad. Taking into account guidance from the UK Financial Conduct Authority (“FCA”), AIAL has complied with the full AIFM Remuneration Code.

AIAL does not have any direct employees, and as such the amount of remuneration paid to staff by AIAL is zero. All AIAL AIFM Remuneration Code Staff are employed and paid by Ashmore Group plc. Ashmore’s remuneration principles have remained unchanged since it was listed, and are designed to align all employees with the long-term success of the business. These include significant levels of deferral, a clear link between performance and levels of remuneration and strong alignment of executive directors and employees with shareholders and clients through significant employee share ownership. The culture is therefore a collaborative one, with clients’ interests and the creation of shareholder value, including for employee shareholders, the overarching factors for success.

Executive directors, members of the investment team, and indeed all other employees, participate in a single capped incentive pool and are paid under a similar structure, with an annual cash bonus and share award, meaning that all employees are long-term shareholders in the business.

The policy includes:

— A capped basic salary to contain the fixed cost base;

— A cap on the total variable compensation including any awards made under Ashmore’s share plan, available for all employees at 25% of profits, which to date has not been fully utilised; and

— A deferral for five years of a substantial portion of variable compensation into Ashmore shares (or equivalent), which, in the case of executive directors in lieu of a separate LTIP, is also partly subject to additional performance conditions measured over five years.

AIAL’s board of directors reviews the general principles of the remuneration policy and is responsible for its implementation with regard to AIAL’s AIFM Remuneration Code Staff. Ashmore’s Remuneration Committee periodically reviews the ongoing appropriateness and relevance of the remuneration policy, including in connection with the provision of services to AIAL. Ashmore employs the services of; McLagan to provide advice on remuneration benchmarking; Deloitte to provide advice on tax compliance, share plan design and administration, and as Remuneration Committee advisors. The Remuneration Committee’s terms of reference can be found here:

https://ir.ashmoregroup.com/corporate-governance.

Performance assessment for AIAL’s AIFM Remuneration Code Staff for their work relating to AIAL is based on a combination of quantitative and qualitative criteria related to the performance of AIAL, the performance of relevant AIF(s) or business units and the performance of the individual. Qualitative criteria include adherence to Ashmore Group plc’s risk and compliance policies. This performance assessment is adjusted for relevant current and future risks related to the AIFs managed by AIAL.

The compensation of control function staff is based on function specific objectives and is independent from the performance of AIAL and/or the AIFs managed by AIAL. The remuneration of the senior officers in AIAL’s control functions is directly overseen by the Remuneration Committee.

Variable remuneration awarded to AIAL’s Remuneration Code Staff in respect of AIFMD work is subject to performance adjustment which allows Ashmore to reduce the deferred amount, including to nil, in light of the ongoing financial situation and/or performance of Ashmore, AIAL, the AIFs that AIAL manages and the individual concerned.

ASHMORE FUNDS

SUPPLEMENTARY INFORMATION (UNAUDITED) (CONTINUED)

The total contribution of AIAL’s AIFM Remuneration Code Staff to the business of Ashmore is apportioned between work carried out for AIAL and work carried out for the other businesses and subsidiaries of Ashmore. Their remuneration is similarly apportioned between AIAL and the other businesses and subsidiaries where required.

The remuneration attributable to AIAL for its AIFMD identified staff for the financial year ended June 30, 2023 was as follows:

Fund	Number of Beneficiaries	Variable Remuneration	Fixed Remuneration	Total Remuneration
Ashmore Emerging Markets Total Return Fund	18	£137,283	£18,158	£155,441
Ashmore Emerging Markets Local Currency Bond Fund	16	2,768	378	3,146
Ashmore Emerging Markets Corporate Income Fund	17	24,708	3,382	28,090
Ashmore Emerging Markets Short Duration Fund	17	17,857	2,444	20,301
Ashmore Emerging Markets Active Equity Fund	18	21,784	3,493	25,277
Ashmore Emerging Markets Small-Cap Equity Fund	18	8,165	1,309	9,474
Ashmore Emerging Markets Frontier Equity Fund	18	54,492	8,738	63,230
Ashmore Emerging Markets Equity Fund	18	98,047	15,722	113,769
Ashmore Emerging Markets Equity ESG Fund	18	9,623	1,543	11,166
Ashmore Emerging Markets Low Duration Fund	17	2,947	403	3,350
Ashmore Emerging Markets Debt Fund	17	5,488	751	6,239
Ashmore Emerging Markets Corporate Income ESG Fund	17	2,205	302	2,507
Total AIAL	18	£879,903	£125,827	£1,005,730

All of the remuneration above was attributable to senior management who have a material impact on the Funds’ risk profile. The Funds’ allocation of the AIAL remuneration has been made on the basis of NAV.

ASHMORE FUNDS

FOR MORE INFORMATION

As of April 30, 2024 (Unaudited)

PORTFOLIO HOLDINGS

The Ashmore Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s Web site at www.sec.gov within sixty days after the Funds’ first and third fiscal quarters. In addition, no later than thirty calendar days after the end of each calendar quarter, a list of all portfolio holdings in each Fund as of the end of such calendar quarter is made available at www.ashmoregroup.com.

PROXY VOTING

Ashmore Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the most recent 12-month period ended June 30 are available upon request and without charge by visiting the Ashmore Funds’ Web site at www.ashmoregroup.com or the SEC’s Web site at www.sec.gov or by calling 866-876-8294.

ASHMORE FUNDS

PRIVACY POLICY

We consider customer privacy to be a fundamental aspect of our relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of our current, prospective and former shareholders’ personal information. To ensure our shareholders’ privacy, we have developed policies that are designed to protect this confidentiality, while allowing shareholders’ needs to be served.

Obtaining Personal Information In the course of providing shareholders with products and services, we may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy As a matter of policy, we do not disclose any personal or account information provided by shareholders or gathered by us to non-affiliated third parties, except as required for our everyday business purposes, such as to process transactions or service a shareholder’s account, or as otherwise permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, and gathering shareholder proxies. We may also retain non-affiliated financial services providers to market our shares or products and we may enter into joint-marketing arrangements with them and other financial companies. We may also retain marketing and research service firms to conduct research on shareholder satisfaction. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. We may also provide a shareholder’s personal and account information to their respective brokerage or financial advisory firm, Custodian, and/or to their financial advisor or consultant.

Sharing Information with Third Parties We reserve the right to disclose or report personal information to non-affiliated third parties where we believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect our rights or property or upon reasonable request by any investee entity in which a shareholder has chosen to invest. Of course, we may also share your information with your consent.

Sharing Information with Affiliates We may share shareholder information with our affiliates in connection with our affiliates’ everyday business purposes, such as servicing a shareholder’s account, but our affiliates may not use this information to market products and services to you except in conformance with applicable laws or regulations. The information we share includes information about our experiences and transactions with a shareholder and may include, for example, a shareholder’s participation in one of the Funds or in other investment programs, a shareholder’s ownership of certain types of accounts, or other data about a shareholder’s transactions or accounts. Our affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information We take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, we have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In addition, we have physical, electronic, and procedural safeguards in place to guard a shareholder’s non-public personal information.

Disposal of Confidential Records We will dispose of records, if any, that are knowingly derived from data received from a consumer reporting agency regarding a shareholder that is an individual in a manner that ensures the confidentiality of the data is maintained. Such records include, among other things, copies of consumer reports and notes of conversations with individuals at consumer reporting agencies.

ASHMORE FUNDS

OTHER INFORMATION

Administrator, Custodian and Transfer Agent

The Northern Trust Company

50 S. LaSalle Street

Chicago, Illinois 60603

312-630-6000

Investment Manager

Ashmore Investment Advisors Limited

61 Aldwych

London WC2B 4AE

United Kingdom

44-20-3077-6000

Independent Registered Public Accounting Firm

KPMG LLP

Aon Center

Suite 5500

200 East Randolph Street

Chicago, Illinois 60601-6436

Distributor

Ashmore Investment Management (US) Corporation

437 Madison Avenue

Suite 1904

New York, New York 10022

212-661-0061

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

617-951-7000

Independent Trustees’ Counsel

Dechert LLP

One International Place

40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

617-728-7100

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(b) Notice pursuant to Rule 30e-3

Not applicable.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date: July 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date: July 1, 2024

By	/s/ Taurai Sigauke
Taurai Sigauke, Treasurer
(Principal Financial and Accounting Officer)

Date: July 1, 2024